UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09877

CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(202) 238-2200
(Registrant’s Telephone Number)

September 30
Date of Fiscal Year End

September 30, 2018
Date of Reporting Period

____________________________________________________________________________________

Item 1. Reports to Stockholders

Calvert US Large-Cap Core Responsible Index Fund
Calvert US Large-Cap Growth Responsible Index Fund
Calvert US Large-Cap Value Responsible Index Fund
Calvert US Mid-Cap Core Responsible Index Fund
Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Annual Report September 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Federal Tax Information
43	Management and Organization
45	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stocks led the way with double-digit gains in the 12-month period ended September 30, 2018, while global stocks delivered mixed results.
U.S. stocks opened the period on the upswing, as investors anticipated and then cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. Stocks also got a boost from positive U.S. economic data, including the unemployment rate which fell to a 17-year low.
Stocks pulled back in February 2018 amid fears that rising rates would spur inflation and boost the appeal of fixed-income investments at the expense of stocks. After a brief rebound, equity markets weakened in the spring of 2018, as investors confronted the prospect of a global trade war from President Trump’s imposition of broad new tariffs. The tariffs drew retaliatory action from impacted countries including China, Canada, and certain countries in the European Union.
Stocks bounced back in the final three months of the period. Technology stocks led the advance, overcoming an earlier setback from a wave of data-privacy scandals. U.S. economic indicators remained largely positive throughout the period, prompting the U.S. Federal Reserve to raise its benchmark interest rate three times over the 12-month span.
Overseas equity markets delivered mixed results in the period. After early strength aided by rising corporate profits, European stocks subsequently pulled back amid mounting trade war concerns, before a partial recovery in the final months of the period. Similarly, after early gains, China entered a prolonged stock slump that reached bear market territory in late June 2018. Besides trade war fears, signs of slowing economic growth also weighed on Chinese stocks.
For the 12-month period ended September 30, 2018, all major U.S. stock indexes recorded double-digit gains. The blue-chip Dow Jones Industrial Average®2 advanced 20.76%, while the broader U.S. equity market, as represented by the S&P 500® Index, rose 17.91%. The technology-laden NASDAQ Composite Index surged 25.17% in the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance
For the fiscal year ended September 30, 2018, Calvert US Large-Cap Core Responsible Index Fund (the Fund) returned 17.67% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell 1000® Index, returned 17.76%; and the Fund’s secondary benchmark, the Calvert US Large-Cap Core Responsible Index (the Calvert Index), returned 18.39% during the period.
The Fund’s underperformance versus its secondary benchmark was due to Fund expenses and fees, which the Calvert Index does not incur.
All of the Fund’s 11 market sectors had positive returns for the 12-month period. The weakest performing sectors were energy, real estate, and utilities. The strongest sectors were information technology, consumer discretionary, and health care.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	17.67%	13.34%	11.59%
Class A with 4.75% Maximum Sales Charge	—	—	12.07	12.25	11.05
Class C at NAV	06/30/2000	06/30/2000	16.79	12.49	10.62
Class C with 1% Maximum Sales Charge	—	—	15.79	12.49	10.62
Class I at NAV	06/30/2000	06/30/2000	18.06	13.81	12.13
Class R6 at NAV	10/03/2017	06/30/2000	18.01	13.80	12.12

Russell 1000® Index	—	—	17.76%	13.66%	12.08%
Calvert US Large-Cap Core Responsible Index	—	—	18.39	14.15	12.67

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R6
Gross		0.70%	1.50%	0.35%	0.35%
Net		0.54	1.29	0.19	0.19

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$27,457	N.A.
Class I	$100,000	09/30/2008	$314,269	N.A.
Class R6	$1,000,000	09/30/2008	$3,141,318	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Information Technology	25.0%	Apple, Inc.	4.2%
Health Care	15.9%	Microsoft Corp.	3.3%
Financials	15.1%	Amazon.com, Inc.	3.2%
Consumer Discretionary	12.3%	Alphabet, Inc., Class A	3.1%
Industrials	11.3%	JPMorgan Chase & Co.	1.6%
Communication Services	8.5%	Visa, Inc., Class A	1.3%
Consumer Staples	6.3%	Bank of America Corp.	1.3%
Materials	2.8%	Pfizer, Inc.	1.1%
Utilities	2.1%	Intel Corp.	1.0%
Energy	0.4%	Cisco Systems, Inc.	1.0%
Real Estate	0.3%	Total	21.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (4/1/18)	ENDING ACCOUNT VALUE (9/30/18)	EXPENSES PAID DURING PERIOD* (4/1/18 - 9/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,111.80	$2.86**	0.54%
Class C	$1,000.00	$1,107.60	$6.82**	1.29%
Class I	$1,000.00	$1,113.60	$1.01**	0.19%
Class R6	$1,000.00	$1,113.70	$1.01**	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.36	$2.74**	0.54%
Class C	$1,000.00	$1,018.60	$6.53**	1.29%
Class I	$1,000.00	$1,024.12	$0.96**	0.19%
Class R6	$1,000.00	$1,024.12	$0.96**	0.19%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.5%
Harris Corp.	15,947	2,698,392
HEICO Corp.	12,504	1,157,995
Hexcel Corp.	12,749	854,820
Rockwell Collins, Inc.	21,850	3,069,270
		7,780,477

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	11,192	1,095,921
Expeditors International of Washington, Inc.	13,708	1,007,949
United Parcel Service, Inc., Class B	56,171	6,557,964
		8,661,834

Airlines - 0.8%
Alaska Air Group, Inc.	9,972	686,672
American Airlines Group, Inc. (1)	39,979	1,652,332
Delta Air Lines, Inc.	58,687	3,393,869
JetBlue Airways Corp. (2)	24,515	474,610
Southwest Airlines Co.	46,946	2,931,778
United Continental Holdings, Inc. (2)	23,530	2,095,582
		11,234,843

Auto Components - 0.4%
Adient plc (1)	6,880	270,453
Aptiv plc	22,535	1,890,686
Autoliv, Inc.	8,426	730,366
BorgWarner, Inc.	17,544	750,532
Gentex Corp.	20,323	436,132
Lear Corp.	5,472	793,440
Veoneer, Inc. (1)(2)	7,954	438,027
Visteon Corp. (2)	2,571	238,846
		5,548,482

Automobiles - 0.5%
Ford Motor Co.	324,174	2,998,609
Harley-Davidson, Inc.	13,466	610,010
Tesla, Inc. (1)(2)	11,323	2,997,991
Thor Industries, Inc.	3,603	301,571
		6,908,181

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 6.8%
Associated Banc-Corp.	11,694	304,044
Bank of America Corp.	615,443	18,130,951
Bank of Hawaii Corp. (1)	4,302	339,471
Bank OZK	13,483	511,815
BankUnited, Inc.	9,834	348,124
BB&T Corp.	63,052	3,060,544
BOK Financial Corp.	2,812	273,551
Cathay General Bancorp	5,554	230,158
Chemical Financial Corp.	5,087	271,646
CIT Group, Inc.	8,792	453,755
Citigroup, Inc.	163,957	11,762,275
Citizens Financial Group, Inc.	36,798	1,419,299
Columbia Banking System, Inc.	4,206	163,067
Comerica, Inc.	13,404	1,209,041
Commerce Bancshares, Inc.	7,073	466,959
Cullen/Frost Bankers, Inc.	4,870	508,623
East West Bancorp, Inc.	11,887	717,618
Fifth Third Bancorp	52,000	1,451,840
First Citizens BancShares, Inc., Class A	451	203,978
First Financial Bankshares, Inc. (1)	3,264	192,902
First Hawaiian, Inc.	6,742	183,113
First Horizon National Corp.	28,561	492,963
First Republic Bank	12,110	1,162,560
FNB Corp.	21,870	278,186
Glacier Bancorp, Inc.	4,641	199,981
Hancock Whitney Corp.	4,887	232,377
Home BancShares, Inc.	11,245	246,266
Huntington Bancshares, Inc.	79,907	1,192,212
IBERIABANK Corp.	3,586	291,721
Investors Bancorp, Inc.	19,723	242,001
JPMorgan Chase & Co.	199,291	22,487,996
KeyCorp	90,950	1,808,996
M&T Bank Corp.	11,728	1,929,725
MB Financial, Inc.	6,891	317,744
PacWest Bancorp	7,891	376,006
People’s United Financial, Inc.	31,260	535,171
Pinnacle Financial Partners, Inc.	5,222	314,103
PNC Financial Services Group, Inc. (The)	36,951	5,032,357
Popular, Inc.	8,844	453,255
Prosperity Bancshares, Inc.	7,252	502,926
Regions Financial Corp.	83,512	1,532,445
Signature Bank	3,853	442,479
South State Corp.	2,063	169,166
Sterling Bancorp	16,872	371,184
SunTrust Banks, Inc.	39,392	2,630,992
SVB Financial Group (2)	3,727	1,158,463

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Synovus Financial Corp.	10,727	491,189
TCF Financial Corp.	10,164	242,005
Texas Capital Bancshares, Inc. (2)	3,496	288,944
U.S. Bancorp	125,974	6,652,687
UMB Financial Corp.	4,561	323,375
Umpqua Holdings Corp.	15,457	321,506
United Bankshares, Inc. (1)	6,728	244,563
Valley National Bancorp (1)	33,233	373,871
Webster Financial Corp.	9,519	561,240
Western Alliance Bancorp (2)	6,919	393,622
Wintrust Financial Corp.	3,233	274,611
Zions Bancorporation	18,048	905,107
		97,676,769

Beverages - 1.5%
Coca-Cola Co. (The)	243,863	11,264,032
Keurig Dr Pepper, Inc.	16,292	377,486
PepsiCo, Inc.	92,132	10,300,357
		21,941,875

Biotechnology - 4.3%
AbbVie, Inc.	103,487	9,787,800
Agios Pharmaceuticals, Inc. (1)(2)	4,865	375,189
Alexion Pharmaceuticals, Inc. (2)	20,494	2,848,871
Alkermes plc (1)(2)	18,104	768,334
Alnylam Pharmaceuticals, Inc. (2)	10,212	893,754
Amgen, Inc.	45,389	9,408,686
Amicus Therapeutics, Inc. (1)(2)	15,846	191,578
Array BioPharma, Inc. (1)(2)	21,633	328,822
Biogen, Inc. (2)	17,590	6,214,723
BioMarin Pharmaceutical, Inc. (1)(2)	15,257	1,479,471
Bluebird Bio, Inc. (1)(2)	5,692	831,032
Blueprint Medicines Corp. (2)	4,297	335,424
Celgene Corp. (2)	65,398	5,852,467
Exact Sciences Corp. (1)(2)	9,595	757,237
Exelixis, Inc. (1)(2)	26,147	463,325
FibroGen, Inc. (2)	7,104	431,568
Gilead Sciences, Inc.	99,860	7,710,191
Immunomedics, Inc. (1)(2)	16,522	344,153
Incyte Corp. (2)	16,818	1,161,787
Ionis Pharmaceuticals, Inc. (1)(2)	11,035	569,185
Ligand Pharmaceuticals, Inc. (1)(2)	1,927	528,942
Loxo Oncology, Inc. (1)(2)	2,109	360,281
Neurocrine Biosciences, Inc. (2)	7,391	908,723
Regeneron Pharmaceuticals, Inc. (2)	7,187	2,903,836
Sage Therapeutics, Inc. (1)(2)	3,905	551,581
Sarepta Therapeutics, Inc. (1)(2)	4,746	766,526

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seattle Genetics, Inc. (1)(2)	9,077	700,018
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,341	255,052
United Therapeutics Corp. (2)	3,971	507,812
Vertex Pharmaceuticals, Inc. (2)	22,143	4,267,842
		62,504,210

Building Products - 0.6%
Allegion plc	12,765	1,156,126
Armstrong World Industries, Inc. (2)	4,063	282,785
Fortune Brands Home & Security, Inc.	9,330	488,519
Johnson Controls International plc	109,360	3,827,600
Masco Corp.	21,119	772,955
Owens Corning	16,728	907,829
Trex Co., Inc. (2)	2,934	225,859
USG Corp. (2)	11,849	513,180
		8,174,853

Capital Markets - 4.0%
Affiliated Managers Group, Inc.	3,442	470,590
Ameriprise Financial, Inc.	10,726	1,583,801
Ares Capital Corp.	29,493	506,985
Bank of New York Mellon Corp. (The)	79,169	4,036,827
BlackRock, Inc.	9,089	4,283,918
Cboe Global Markets, Inc.	7,011	672,776
Charles Schwab Corp. (The)	93,530	4,596,999
CME Group, Inc.	26,800	4,561,628
E*Trade Financial Corp. (2)	20,328	1,064,984
Evercore, Inc., Class A	1,863	187,325
FactSet Research Systems, Inc. (1)	2,539	568,000
Franklin Resources, Inc.	19,539	594,181
Goldman Sachs Group, Inc. (The)	28,439	6,377,161
Houlihan Lokey, Inc.	3,696	166,061
Interactive Brokers Group, Inc., Class A	9,329	515,987
Intercontinental Exchange, Inc.	43,539	3,260,636
Invesco Ltd.	37,393	855,552
Legg Mason, Inc.	5,350	167,081
LPL Financial Holdings, Inc.	5,529	356,676
MarketAxess Holdings, Inc.	2,910	519,406
Moelis & Co., Class A	2,940	161,112
Moody’s Corp.	12,338	2,062,914
Morgan Stanley	105,211	4,899,676
Morningstar, Inc.	1,011	127,285
MSCI, Inc.	6,257	1,110,054
Nasdaq, Inc.	10,289	882,796
Northern Trust Corp.	16,397	1,674,626
Raymond James Financial, Inc.	10,128	932,282
S&P Global, Inc.	19,708	3,850,746

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SEI Investments Co.	8,468	517,395
State Street Corp.	30,035	2,516,332
Stifel Financial Corp.	3,715	190,431
T. Rowe Price Group, Inc.	20,179	2,203,143
TD Ameritrade Holding Corp.	26,111	1,379,444
Virtu Financial, Inc., Class A (1)	6,090	124,541
		57,979,351

Chemicals - 1.7%
Air Products & Chemicals, Inc.	23,929	3,997,340
Axalta Coating Systems Ltd. (2)	32,840	957,614
Eastman Chemical Co.	19,054	1,823,849
Ecolab, Inc.	19,413	3,043,570
International Flavors & Fragrances, Inc.	11,068	1,539,780
Mosaic Co. (The)	46,065	1,496,191
PPG Industries, Inc.	30,786	3,359,676
Praxair, Inc.	29,359	4,718,872
Sherwin-Williams Co. (The)	8,745	3,980,812
		24,917,704

Commercial Services & Supplies - 0.7%
Cintas Corp.	6,050	1,196,751
Copart, Inc. (2)	12,151	626,141
Deluxe Corp.	3,061	174,293
KAR Auction Services, Inc.	9,164	546,999
MSA Safety, Inc.	5,497	585,101
Republic Services, Inc.	35,747	2,597,377
UniFirst Corp.	1,332	231,302
Waste Management, Inc.	46,345	4,187,734
		10,145,698

Communications Equipment - 1.5%
Arista Networks, Inc. (2)	3,912	1,040,044
ARRIS International plc (2)	12,354	321,080
Ciena Corp. (2)	9,677	302,310
Cisco Systems, Inc.	298,820	14,537,593
CommScope Holding Co., Inc. (2)	15,668	481,948
EchoStar Corp., Class A (2)	4,037	187,196
F5 Networks, Inc. (2)	3,762	750,218
Juniper Networks, Inc.	20,576	616,663
Lumentum Holdings, Inc. (2)	3,891	233,265
Motorola Solutions, Inc.	10,916	1,420,608
Palo Alto Networks, Inc. (2)	6,340	1,428,148
ViaSat, Inc. (1)(2)	2,860	182,897
		21,501,970

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Construction & Engineering - 0.1%
EMCOR Group, Inc.	11,381	854,827
Quanta Services, Inc. (2)	22,273	743,473
Valmont Industries, Inc.	2,872	397,772
		1,996,072

Consumer Finance - 1.1%
Ally Financial, Inc.	28,196	745,784
American Express Co.	53,215	5,666,865
Capital One Financial Corp.	38,062	3,613,226
Credit Acceptance Corp. (2)	935	409,596
Discover Financial Services	27,603	2,110,249
FirstCash, Inc.	2,896	237,472
Green Dot Corp., Class A (2)	3,711	329,611
OneMain Holdings, Inc. (2)	7,356	247,235
SLM Corp. (2)	36,212	403,764
Synchrony Financial	52,524	1,632,446
		15,396,248

Containers & Packaging - 0.7%
AptarGroup, Inc.	7,501	808,158
Ardagh Group S.A.	8,520	142,199
Avery Dennison Corp.	11,102	1,202,902
Ball Corp. (1)	48,798	2,146,624
Berry Global Group, Inc. (2)	20,553	994,560
Crown Holdings, Inc. (1)(2)	17,290	829,920
Sealed Air Corp. (1)	20,563	825,604
Sonoco Products Co.	13,235	734,542
WestRock Co.	34,699	1,854,314
		9,538,823

Distributors - 0.2%
Genuine Parts Co.	10,357	1,029,486
LKQ Corp. (2)	20,602	652,465
Pool Corp.	2,496	416,533
		2,098,484

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (2)	4,662	549,370
Chegg, Inc. (1)(2)	9,213	261,925
Graham Holdings Co., Class B	360	208,548
Grand Canyon Education, Inc. (2)	4,376	493,613
H&R Block, Inc. (1)	16,968	436,926
Service Corp. International	13,074	577,871
ServiceMaster Global Holdings, Inc. (2)	9,293	576,445
Weight Watchers International, Inc. (1)(2)	3,091	222,521
		3,327,219

12 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Financial Services - 0.0% (3)
Voya Financial, Inc.	11,073	549,996

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	426,970	14,337,653
CenturyLink, Inc. (1)	73,967	1,568,100
Verizon Communications, Inc.	256,800	13,710,552
Zayo Group Holdings, Inc. (2)	17,789	617,634
		30,233,939

Electric Utilities - 0.6%
Alliant Energy Corp.	40,138	1,708,675
Avangrid, Inc.	7,144	342,412
Eversource Energy	47,624	2,926,019
Portland General Electric Co.	16,445	750,056
Xcel Energy, Inc.	69,490	3,280,623
		9,007,785

Electrical Equipment - 1.2%
Acuity Brands, Inc.	5,585	877,962
AMETEK, Inc.	29,179	2,308,642
Eaton Corp. plc	45,879	3,979,086
Emerson Electric Co.	59,045	4,521,666
EnerSys	2,135	186,022
Hubbell, Inc.	7,751	1,035,301
nVent Electric plc	25,024	679,652
Regal-Beloit Corp.	5,613	462,792
Rockwell Automation, Inc.	16,190	3,035,949
		17,087,072

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (2)	6,901	508,742
Avnet, Inc.	7,362	329,597
CDW Corp.	11,313	1,005,952
Coherent, Inc. (1)(2)	1,685	290,140
Corning, Inc.	53,299	1,881,455
Dolby Laboratories, Inc., Class A	6,459	451,936
FLIR Systems, Inc.	8,933	549,112
IPG Photonics Corp. (2)	2,257	352,250
Jabil, Inc.	8,312	225,089
Keysight Technologies, Inc. (2)	25,293	1,676,420
National Instruments Corp.	15,442	746,312
SYNNEX Corp.	1,522	128,913
Tech Data Corp. (2)	2,537	181,573
Trimble, Inc. (2)	35,370	1,537,180
Zebra Technologies Corp., Class A (2)	3,141	555,423
		10,420,094

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	66,469	2,248,646
National Oilwell Varco, Inc.	66,133	2,849,010
Weatherford International plc (1)(2)	161,694	438,191
		5,535,847

Entertainment - 1.5%
Activision Blizzard, Inc.	45,418	3,778,323
Cinemark Holdings, Inc. (1)	6,705	269,541
Electronic Arts, Inc. (2)	19,352	2,331,723
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	3,959	140,861
Lions Gate Entertainment Corp., Class A	10,942	266,875
Live Nation Entertainment, Inc. (2)	9,223	502,377
Madison Square Garden Co. (The), Class A (2)	1,503	473,926
Take-Two Interactive Software, Inc. (2)	7,771	1,072,320
Viacom, Inc., Class B	30,925	1,044,028
Walt Disney Co. (The)	100,640	11,768,842
World Wrestling Entertainment, Inc., Class A (1)	4,389	424,548
Zynga, Inc., Class A (2)	67,168	269,344
		22,342,708

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	3,463	447,108
Costco Wholesale Corp.	29,927	7,029,254
Kroger Co. (The)	89,931	2,617,891
Performance Food Group Co. (2)	8,220	273,726
Sysco Corp.	52,568	3,850,606
US Foods Holding Corp. (2)	23,517	724,794
Walgreens Boots Alliance, Inc.	71,628	5,221,681
		20,165,060

Food Products - 1.7%
Bunge Ltd.	13,190	906,285
Campbell Soup Co.	15,187	556,300
Conagra Brands, Inc.	39,164	1,330,401
Flowers Foods, Inc.	21,301	397,477
General Mills, Inc.	54,987	2,360,042
Hershey Co. (The)	13,555	1,382,610
Hormel Foods Corp. (1)	27,973	1,102,136
Ingredion, Inc.	7,283	764,424
J. M. Smucker Co. (The)	10,345	1,061,500
Kellogg Co.	26,299	1,841,456
Kraft Heinz Co. (The)	60,269	3,321,425
Lamb Weston Holdings, Inc.	13,587	904,894
Lancaster Colony Corp.	1,222	182,335
McCormick & Co., Inc. (1)	12,923	1,702,605

14 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mondelez International, Inc., Class A	123,715	5,314,796
Pinnacle Foods, Inc.	12,209	791,265
Post Holdings, Inc. (2)	6,472	634,515
		24,554,466

Gas Utilities - 0.4%
Atmos Energy Corp.	17,956	1,686,248
New Jersey Resources Corp.	13,517	623,134
ONE Gas, Inc.	7,864	647,050
Southwest Gas Holdings, Inc.	6,416	507,056
Spire, Inc.	8,720	641,356
UGI Corp.	27,509	1,526,199
		5,631,043

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	120,386	8,831,517
ABIOMED, Inc. (2)	3,951	1,776,962
Align Technology, Inc. (2)	6,387	2,498,722
Becton Dickinson and Co.	22,924	5,983,164
Boston Scientific Corp. (2)	111,666	4,299,141
Cantel Medical Corp.	5,483	504,765
Cooper Cos., Inc. (The)	4,102	1,136,869
Danaher Corp.	52,543	5,709,322
DENTSPLY SIRONA, Inc.	20,988	792,087
DexCom, Inc. (2)	7,141	1,021,449
Edwards Lifesciences Corp. (2)	17,391	3,027,773
Globus Medical, Inc., Class A (2)	7,568	429,560
Haemonetics Corp. (2)	4,341	497,392
Hill-Rom Holdings, Inc.	6,398	603,971
Hologic, Inc. (2)	24,510	1,004,420
ICU Medical, Inc. (2)	1,563	441,938
IDEXX Laboratories, Inc. (2)	7,722	1,927,874
Inogen, Inc. (2)	1,393	340,059
Insulet Corp. (1)(2)	4,717	499,766
Masimo Corp. (2)	4,220	525,559
Neogen Corp. (2)	3,894	278,538
Penumbra, Inc. (2)	2,481	371,406
ResMed, Inc.	11,649	1,343,596
Teleflex, Inc. (1)	3,245	863,462
Varian Medical Systems, Inc. (2)	7,715	863,540
West Pharmaceutical Services, Inc.	5,406	667,479
		46,240,331

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (2)	9,288	326,938
AmerisourceBergen Corp.	14,568	1,343,461
Anthem, Inc.	21,647	5,932,360

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cardinal Health, Inc.	25,869	1,396,926
Centene Corp. (2)	17,307	2,505,707
Chemed Corp.	1,440	460,195
CVS Health Corp.	81,105	6,384,585
DaVita, Inc. (2)	10,425	746,743
Encompass Health Corp.	8,806	686,428
Envision Healthcare Corp. (2)	11,330	518,121
Express Scripts Holding Co. (2)	46,385	4,407,039
HCA Healthcare, Inc.	23,433	3,259,999
HealthEquity, Inc. (2)	4,653	439,290
Henry Schein, Inc. (2)	12,571	1,068,912
Humana, Inc.	11,459	3,879,101
Laboratory Corp. of America Holdings (2)	8,515	1,478,885
Mednax, Inc. (2)	6,459	301,377
Molina Healthcare, Inc. (2)	4,454	662,310
Premier, Inc., Class A (2)	4,844	221,758
Quest Diagnostics, Inc.	11,220	1,210,750
WellCare Health Plans, Inc. (2)	4,679	1,499,573
		38,730,458

Health Care Technology - 0.2%
athenahealth, Inc. (2)	2,462	328,923
Cerner Corp. (2)	19,477	1,254,514
Medidata Solutions, Inc. (1)(2)	4,184	306,729
Teladoc Health, Inc. (1)(2)	4,523	390,561
Veeva Systems, Inc., Class A (2)	9,012	981,136
		3,261,863

Hotels, Restaurants & Leisure - 1.8%
Aramark	26,325	1,132,502
Chipotle Mexican Grill, Inc. (2)	2,534	1,151,754
Choice Hotels International, Inc.	1,815	151,190
Cracker Barrel Old Country Store, Inc. (1)	2,829	416,231
Darden Restaurants, Inc.	11,514	1,280,242
Domino’s Pizza, Inc.	4,398	1,296,530
Dunkin’ Brands Group, Inc.	7,171	528,646
Hilton Grand Vacations, Inc. (2)	7,389	244,576
Hilton Worldwide Holdings, Inc.	21,096	1,704,135
Hyatt Hotels Corp., Class A	3,935	313,187
Marriott International, Inc., Class A	21,096	2,785,305
Marriott Vacations Worldwide Corp.	2,636	294,573
Planet Fitness, Inc., Class A (2)	6,078	328,394
Royal Caribbean Cruises Ltd.	13,619	1,769,653
Six Flags Entertainment Corp. (1)	4,826	336,951
Starbucks Corp.	105,818	6,014,695
Texas Roadhouse, Inc.	6,052	419,343
Vail Resorts, Inc.	3,444	945,102

16 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wendy’s Co. (The)	23,907	409,766
Wyndham Destinations, Inc.	9,007	390,544
Wyndham Hotels & Resorts, Inc.	8,011	445,171
Yum China Holdings, Inc.	39,368	1,382,210
Yum! Brands, Inc.	30,539	2,776,300
		26,517,000

Household Durables - 0.4%
Leggett & Platt, Inc. (1)	10,819	473,764
Lennar Corp., Class A	48,826	2,279,686
Mohawk Industries, Inc. (2)	4,618	809,766
Newell Brands, Inc. (1)	30,312	615,334
Toll Brothers, Inc.	21,644	714,901
Whirlpool Corp. (1)	4,276	507,775
		5,401,226

Household Products - 1.5%
Church & Dwight Co., Inc.	14,921	885,860
Clorox Co. (The)	8,849	1,330,978
Colgate-Palmolive Co.	59,254	3,967,055
Kimberly-Clark Corp.	24,136	2,742,815
Procter & Gamble Co. (The)	158,698	13,208,435
		22,135,143

Independent Power and Renewable Electricity Producers - 0.0% (3)
Clearway Energy, Inc., Class A	8,970	170,789

Industrial Conglomerates - 0.9%
3M Co.	41,389	8,721,076
Carlisle Cos., Inc.	8,862	1,079,392
Roper Technologies, Inc.	12,350	3,658,193
		13,458,661

Insurance - 3.0%
Aflac, Inc.	55,548	2,614,644
Alleghany Corp.	1,195	779,773
Allstate Corp. (The)	26,591	2,624,532
American Equity Investment Life Holding Co.	5,051	178,603
American Financial Group, Inc.	5,661	628,201
American International Group, Inc.	67,952	3,617,764
American National Insurance Co.	964	124,636
Arch Capital Group Ltd. (2)	34,493	1,028,236
Arthur J. Gallagher & Co.	12,209	908,838
Assurant, Inc.	4,467	482,213
Assured Guaranty Ltd.	8,004	338,009
Athene Holding Ltd., Class A (2)	13,907	718,436
Axis Capital Holdings Ltd.	7,432	428,901

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Brighthouse Financial, Inc. (2)	10,755	475,801
Brown & Brown, Inc.	15,962	471,996
Cincinnati Financial Corp.	10,376	796,981
CNO Financial Group, Inc.	9,886	209,781
Enstar Group Ltd. (2)	907	189,110
Erie Indemnity Co., Class A	2,468	314,744
Everest Re Group Ltd.	3,328	760,348
Fidelity National Financial, Inc.	23,737	934,051
First American Financial Corp.	9,087	468,798
Hanover Insurance Group, Inc. (The)	2,959	365,052
Hartford Financial Services Group, Inc. (The)	25,728	1,285,371
Kemper Corp.	4,170	335,476
Lincoln National Corp.	15,487	1,047,850
Marsh & McLennan Cos., Inc.	37,110	3,069,739
MetLife, Inc.	63,969	2,988,632
Old Republic International Corp.	26,611	595,554
Primerica, Inc.	2,558	308,367
Principal Financial Group, Inc.	21,340	1,250,311
Progressive Corp. (The)	42,720	3,034,829
Prudential Financial, Inc.	32,454	3,288,239
Reinsurance Group of America, Inc.	5,007	723,812
RenaissanceRe Holdings Ltd.	2,715	362,670
Selective Insurance Group, Inc.	4,278	271,653
Torchmark Corp.	9,501	823,642
Travelers Cos., Inc. (The)	20,320	2,635,707
Unum Group	18,730	731,781
White Mountains Insurance Group Ltd.	279	261,108
Willis Towers Watson plc	9,653	1,360,494
		43,834,683

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (2)	37,657	45,455,012
ANGI Homeservices, Inc., Class A (1)(2)	6,135	144,050
IAC/InterActiveCorp (2)	5,251	1,137,997
Match Group, Inc. (1)(2)	2,473	143,211
TripAdvisor, Inc. (1)(2)	7,427	379,297
Twitter, Inc. (2)	57,038	1,623,301
Yelp, Inc. (2)	5,776	284,179
Zillow Group, Inc., Class A (2)	9,580	423,436
		49,590,483

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (2)	23,317	46,703,951
Booking Holdings, Inc. (2)	3,290	6,527,360
eBay, Inc. (2)	62,917	2,077,519
Etsy, Inc. (2)	7,636	392,338
Expedia Group, Inc.	8,827	1,151,747

18 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
GrubHub, Inc. (2)	6,447	893,683
Qurate Retail, Inc. (2)	30,247	671,786
Shutterfly, Inc. (1)(2)	2,513	165,582
Wayfair, Inc., Class A (1)(2)	3,341	493,365
		59,077,331

IT Services - 6.2%
Accenture plc, Class A	43,181	7,349,406
Akamai Technologies, Inc. (2)	11,175	817,451
Alliance Data Systems Corp.	3,474	820,420
Amdocs Ltd.	8,715	575,016
Automatic Data Processing, Inc.	29,036	4,374,564
Black Knight, Inc. (2)	8,245	428,328
Booz Allen Hamilton Holding Corp.	10,840	537,989
Broadridge Financial Solutions, Inc.	7,699	1,015,883
Cognizant Technology Solutions Corp., Class A	40,756	3,144,325
Conduent, Inc. (2)	17,233	388,087
CoreLogic, Inc. (2)	4,176	206,336
DXC Technology Co.	19,820	1,853,566
EPAM Systems, Inc. (2)	3,272	450,554
Fidelity National Information Services, Inc.	24,673	2,691,084
First Data Corp., Class A (2)	36,959	904,387
Fiserv, Inc. (2)	29,504	2,430,540
Gartner, Inc. (1)(2)	6,657	1,055,135
Genpact Ltd.	11,866	363,218
GoDaddy, Inc., Class A (2)	9,766	814,387
International Business Machines Corp.	60,546	9,155,161
Jack Henry & Associates, Inc.	5,055	809,204
MasterCard, Inc., Class A	58,099	12,933,418
MAXIMUS, Inc.	4,457	289,972
Okta, Inc. (1)(2)	7,960	560,066
Paychex, Inc.	20,576	1,515,422
PayPal Holdings, Inc. (2)	85,133	7,478,083
Sabre Corp.	18,662	486,705
Science Applications International Corp.	2,944	237,286
Square, Inc., Class A (1)(2)	20,922	2,071,487
Teradata Corp. (2)	8,463	319,140
Total System Services, Inc.	12,998	1,283,423
Twilio, Inc., Class A (2)	5,392	465,222
VeriSign, Inc. (2)	7,383	1,182,166
Visa, Inc., Class A	121,574	18,247,042
WEX, Inc. (2)	3,143	630,989
Worldplay, Inc., Class A (2)	22,287	2,257,004
		90,142,466

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.2%
Brunswick Corp.	6,757	452,854
Hasbro, Inc.	7,200	756,864
Mattel, Inc. (1)(2)	27,163	426,459
Polaris Industries, Inc. (1)	5,385	543,616
		2,179,793

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	24,977	1,761,878
Bio-Rad Laboratories, Inc., Class A (2)	1,783	558,061
Bio-Techne Corp.	3,329	679,482
Bruker Corp.	8,874	296,835
Charles River Laboratories International, Inc. (2)	3,582	481,922
ICON plc (2)	3,976	611,310
Illumina, Inc. (2)	12,716	4,667,535
IQVIA Holdings, Inc. (2)	15,419	2,000,461
Mettler-Toledo International, Inc. (2)	1,890	1,150,972
PerkinElmer, Inc. (1)	8,715	847,708
PRA Health Sciences, Inc. (2)	4,269	470,401
Syneos Health, Inc. (2)	4,690	241,770
Thermo Fisher Scientific, Inc.	30,297	7,394,892
Waters Corp. (2)	5,773	1,123,888
		22,287,115

Machinery - 3.5%
AGCO Corp.	8,996	546,867
Allison Transmission Holdings, Inc.	19,802	1,029,902
Barnes Group, Inc.	6,727	477,819
CNH Industrial NV (1)	143,478	1,723,171
Colfax Corp. (2)	11,152	402,141
Crane Co.	6,706	659,535
Cummins, Inc.	22,403	3,272,406
Deere & Co.	30,798	4,629,863
Donaldson Co., Inc.	13,285	773,984
Dover Corp.	21,279	1,883,830
Flowserve Corp. (1)	17,021	930,878
Fortive Corp. (1)	41,113	3,461,715
Gardner Denver Holdings, Inc. (2)	13,370	378,906
Graco, Inc.	23,649	1,095,895
IDEX Corp.	10,718	1,614,774
Illinois Tool Works, Inc.	30,295	4,275,230
Ingersoll-Rand plc	32,718	3,347,051
ITT, Inc.	10,772	659,893
Lincoln Electric Holdings, Inc.	8,936	834,980
Middleby Corp. (The) (1)(2)	7,730	999,876
Navistar International Corp. (2)	6,180	237,930
Nordson Corp.	6,604	917,296

20 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oshkosh Corp.	9,434	672,078
PACCAR, Inc.	47,378	3,230,706
Parker-Hannifin Corp.	16,954	3,118,349
Pentair plc	26,690	1,157,011
Proto Labs, Inc. (2)	3,126	505,631
Snap-on, Inc.	3,360	616,896
Stanley Black & Decker, Inc.	10,649	1,559,440
Timken Co. (The)	9,136	455,430
Toro Co. (The)	13,354	800,839
WABCO Holdings, Inc. (2)	7,879	929,249
Wabtec Corp.	12,408	1,301,351
Woodward, Inc.	7,148	577,987
Xylem, Inc.	23,705	1,893,318
		50,972,227

Media - 1.3%
Altice USA, Inc., Class A	26,506	480,819
AMC Networks, Inc., Class A (1)(2)	4,417	293,024
Cable One, Inc.	241	212,950
CBS Corp., Class B	27,588	1,584,930
Comcast Corp., Class A	297,558	10,536,529
Discovery, Inc., Class A (1)(2)	32,548	1,041,536
DISH Network Corp., Class A (2)	13,389	478,791
GCI Liberty, Inc., Class A (2)	9,494	484,194
Interpublic Group of Cos., Inc. (The)	28,394	649,371
John Wiley & Sons, Inc., Class A	3,354	203,252
Liberty Broadband Corp., Class A (2)	10,059	848,275
New York Times Co., (The), Class A (1)	11,362	263,030
Omnicom Group, Inc.	16,963	1,153,823
Sirius XM Holdings, Inc. (1)	90,796	573,831
Tribune Media Co., Class A	6,655	255,752
		19,060,107

Metals & Mining - 0.4%
Nucor Corp.	49,555	3,144,265
Reliance Steel & Aluminum Co.	11,644	993,117
Steel Dynamics, Inc.	35,051	1,583,954
		5,721,336

Multi-Utilities - 0.8%
Avista Corp. (1)	9,378	474,152
CenterPoint Energy, Inc.	67,559	1,868,006
CMS Energy Corp.	44,812	2,195,788
Consolidated Edison, Inc.	42,598	3,245,542
Sempra Energy	31,356	3,566,745
		11,350,233

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Multiline Retail - 0.5%
Dollar General Corp.	19,399	2,120,311
Kohl’s Corp.	10,174	758,472
Macy’s, Inc.	22,199	770,971
Nordstrom, Inc. (1)	6,938	414,962
Ollie’s Bargain Outlet Holdings, Inc. (2)	4,020	386,322
Target Corp.	37,627	3,319,077
		7,770,115

Personal Products - 0.2%
Coty, Inc., Class A (1)	28,873	362,645
Estee Lauder Cos., Inc. (The), Class A	14,861	2,159,600
		2,522,245

Pharmaceuticals - 3.9%
Allergan plc	29,193	5,560,683
Amneal Pharmaceuticals, Inc. (2)	22,823	506,442
Bristol-Myers Squibb Co.	123,346	7,657,320
Catalent, Inc. (2)	11,818	538,310
Eli Lilly & Co.	70,839	7,601,733
Jazz Pharmaceuticals plc (2)	5,771	970,278
Merck & Co., Inc.	168,244	11,935,229
Nektar Therapeutics (2)	15,765	961,035
Perrigo Co. plc (1)	11,573	819,368
Pfizer, Inc.	354,836	15,637,623
Zoetis, Inc.	43,350	3,969,126
		56,157,147

Professional Services - 0.6%
ASGN, Inc. (2)	4,014	316,825
CoStar Group, Inc. (2)	2,689	1,131,639
Dun & Bradstreet Corp. (The)	2,641	376,369
IHS Markit Ltd. (2)	28,412	1,533,111
Insperity, Inc.	2,636	310,916
Manpowergroup, Inc.	4,553	391,376
Nielsen Holdings plc	26,967	745,907
Robert Half International, Inc.	11,749	826,895
TransUnion	13,739	1,010,916
TriNet Group, Inc. (2)	3,026	170,424
Verisk Analytics, Inc. (2)	12,857	1,549,911
		8,364,289

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	57,204	2,522,696
Jones Lang LaSalle, Inc.	7,018	1,012,838
		3,535,534

22 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Road & Rail - 1.2%
AMERCO	829	295,663
Avis Budget Group, Inc. (1)(2)	7,426	238,672
Genesee & Wyoming, Inc., Class A (2)	5,598	509,362
JB Hunt Transport Services, Inc.	6,490	771,921
Kansas City Southern	8,414	953,138
Knight-Swift Transportation Holdings, Inc. (1)	10,185	351,179
Landstar System, Inc.	3,238	395,036
Norfolk Southern Corp.	22,931	4,139,045
Old Dominion Freight Line, Inc.	5,310	856,291
Ryder System, Inc.	4,503	329,034
Schneider National, Inc., Class B	10,141	253,322
Union Pacific Corp.	50,404	8,207,283
		17,299,946

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (1)(2)	52,354	1,617,215
Analog Devices, Inc.	26,581	2,457,679
Applied Materials, Inc.	74,013	2,860,602
Broadcom, Inc.	26,018	6,419,421
Cree, Inc. (1)(2)	8,589	325,265
Cypress Semiconductor Corp.	30,257	438,424
Entegris, Inc.	9,992	289,268
First Solar, Inc. (2)	6,111	295,895
Integrated Device Technology, Inc. (2)	9,065	426,146
Intel Corp.	308,989	14,612,090
KLA-Tencor Corp.	12,869	1,308,906
Lam Research Corp.	11,748	1,782,172
Marvell Technology Group Ltd.	48,842	942,651
Maxim Integrated Products, Inc.	18,147	1,023,309
Microchip Technology, Inc. (1)	15,185	1,198,248
Micron Technology, Inc. (2)	89,529	4,049,397
MKS Instruments, Inc.	3,821	306,253
Monolithic Power Systems, Inc.	2,457	308,427
NVIDIA Corp.	37,776	10,615,812
ON Semiconductor Corp. (2)	25,978	478,775
Qorvo, Inc. (2)	9,177	705,620
Semtech Corp. (2)	5,225	290,510
Silicon Laboratories, Inc. (2)	2,505	229,959
Skyworks Solutions, Inc.	12,384	1,123,353
Teradyne, Inc.	10,778	398,570
Texas Instruments, Inc.	69,935	7,503,326
Universal Display Corp. (1)	2,820	332,478
Versum Materials, Inc.	16,940	610,009
Xilinx, Inc.	17,058	1,367,540
		64,317,320

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 7.2%
2U, Inc. (1)(2)	3,891	292,564
Adobe Systems, Inc. (2)	31,800	8,584,410
ANSYS, Inc. (2)	5,881	1,097,865
Aspen Technology, Inc. (2)	4,424	503,938
Autodesk, Inc. (2)	14,204	2,217,386
Blackbaud, Inc.	3,029	307,383
CA, Inc.	22,137	977,349
Cadence Design Systems, Inc. (2)	18,640	844,765
CDK Global, Inc.	8,165	510,802
Citrix Systems, Inc. (2)	8,184	909,733
Ellie Mae, Inc. (2)	2,293	217,308
Fair Isaac Corp. (2)	1,970	450,244
FireEye, Inc. (1)(2)	16,363	278,171
Fortinet, Inc. (2)	9,717	896,588
Guidewire Software, Inc. (2)	6,002	606,262
HubSpot, Inc. (2)	2,003	302,353
Intuit, Inc.	16,146	3,671,600
j2 Global, Inc.	2,902	240,431
LogMeIn, Inc.	2,885	257,054
Microsoft Corp.	417,315	47,728,317
New Relic, Inc. (2)	2,389	225,115
Nuance Communications, Inc. (2)	22,461	389,025
Nutanix, Inc., Class A (2)	9,869	421,604
Oracle Corp.	190,485	9,821,407
Paycom Software, Inc. (1)(2)	3,149	489,386
Pegasystems, Inc.	2,109	132,023
Proofpoint, Inc. (2)	2,806	298,362
PTC, Inc. (2)	8,042	853,980
RealPage, Inc. (2)	4,406	290,355
Red Hat, Inc. (2)	11,835	1,612,874
RingCentral, Inc., Class A (2)	5,047	469,623
Salesforce.com, Inc. (2)	47,141	7,496,833
ServiceNow, Inc. (2)	11,981	2,343,843
Splunk, Inc. (2)	9,023	1,090,971
SS&C Technologies Holdings, Inc.	14,240	809,259
Symantec Corp.	42,043	894,675
Synopsys, Inc. (2)	8,850	872,698
Tableau Software, Inc., Class A (2)	5,477	612,000
Trade Desk, Inc. (The), Class A (1)(2)	2,399	362,033
Ultimate Software Group, Inc. (The) (2)	2,196	707,529
VMware, Inc., Class A (2)	4,018	627,049
Workday, Inc., Class A (2)	10,039	1,465,493
Zendesk, Inc. (2)	7,316	519,436
		103,700,096

24 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	4,574	769,941
American Eagle Outfitters, Inc.	9,412	233,700
AutoNation, Inc. (1)(2)	4,233	175,881
AutoZone, Inc. (2)	2,040	1,582,428
Best Buy Co., Inc.	17,758	1,409,275
Burlington Stores, Inc. (2)	4,315	703,000
CarMax, Inc. (2)	10,424	778,360
Dick’s Sporting Goods, Inc.	7,814	277,241
Five Below, Inc. (2)	3,280	426,597
Floor & Decor Holdings, Inc., Class A (2)	2,837	85,592
Foot Locker, Inc.	8,122	414,060
Gap, Inc. (The)	16,734	482,776
Home Depot, Inc. (The)	69,401	14,376,417
L Brands, Inc.	13,226	400,748
Lowe’s Cos., Inc.	55,077	6,323,941
Michaels Cos., Inc. (The) (1)(2)	7,184	116,596
O’Reilly Automotive, Inc. (2)	5,297	1,839,754
Penske Automotive Group, Inc.	1,934	91,652
Ross Stores, Inc.	26,639	2,639,925
Tiffany & Co.	8,047	1,037,822
TJX Cos., Inc. (The)	44,977	5,038,324
Tractor Supply Co.	8,922	810,831
Ulta Beauty, Inc. (2)	3,871	1,092,086
Urban Outfitters, Inc. (2)	5,951	243,396
Williams-Sonoma, Inc. (1)	4,880	320,714
		41,671,057

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	271,112	61,200,823
Hewlett Packard Enterprise Co.	99,077	1,615,946
HP, Inc.	102,828	2,649,878
NCR Corp. (1)(2)	10,633	302,083
NetApp, Inc.	17,295	1,485,467
Pure Storage, Inc., Class A (2)	11,357	294,714
Seagate Technology plc	19,876	941,129
Western Digital Corp.	20,635	1,207,973
Xerox Corp.	15,618	421,374
		70,119,387

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	3,011	296,885
Columbia Sportswear Co.	2,163	201,310
Deckers Outdoor Corp. (2)	2,041	242,022
Hanesbrands, Inc. (1)	20,924	385,629
lululemon athletica, inc. (2)	6,735	1,094,370
Michael Kors Holdings Ltd. (2)	8,803	603,534

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NIKE, Inc., Class B	87,308	7,396,734
PVH Corp.	5,659	817,160
Ralph Lauren Corp.	5,239	720,624
Skechers U.S.A., Inc., Class A (2)	11,724	327,451
Tapestry, Inc.	19,298	970,111
Under Armour, Inc., Class A (1)(2)	30,578	648,865
VF Corp.	24,507	2,290,179
Wolverine World Wide, Inc.	6,941	271,046
		16,265,920

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	5,885	260,411
LendingTree, Inc. (1)(2)	457	105,156
MGIC Investment Corp. (2)	26,265	349,587
New York Community Bancorp, Inc. (1)	33,259	344,896
Radian Group, Inc.	17,030	352,010
TFS Financial Corp.	9,601	144,111
		1,556,171

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,029	276,611
Fastenal Co. (1)	20,538	1,191,615
HD Supply Holdings, Inc. (2)	24,548	1,050,409
MSC Industrial Direct Co., Inc., Class A	7,889	695,100
United Rentals, Inc. (2)	10,839	1,773,260
Univar, Inc. (2)	14,478	443,895
W.W. Grainger, Inc.	6,525	2,332,100
		7,762,990

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp. (1)	6,285	289,927

Water Utilities - 0.3%
American Water Works Co., Inc.	29,089	2,558,959
Aqua America, Inc.	30,122	1,111,502
		3,670,461

Wireless Telecommunication Services - 0.1%
Sprint Corp. (2)	32,148	210,248
T-Mobile US, Inc. (2)	20,673	1,450,831
		1,661,079

Total Common Stocks (Cost $1,081,460,712)		1,439,656,032

26 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	6,566,321	6,566,321

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,566,321)		6,566,321

TOTAL INVESTMENTS (Cost $1,088,027,033) - 99.9%		1,446,222,353
Other assets and liabilities, net - 0.1%		820,921
NET ASSETS - 100.0%		1,447,043,274

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $50,346,944.
(2) Non-income producing security.
(3) Amount is less than 0.05%.
See notes to financial statements.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 27

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,088,027,033) - including $50,346,944 of securities on loan	$1,446,222,353
Cash	35,975,261
Receivable for capital shares sold	2,539,938
Dividends and interest receivable	897,893
Securities lending income receivable	8,543
Receivable from affiliate	193,779
Directors’ deferred compensation plan	590,191
Other assets	22,644
Total assets	1,486,450,602

LIABILITIES
Payable for investments purchased	29,586,759
Payable for capital shares redeemed	1,987,947
Deposits for securities loaned	6,566,321
Payable to affiliates:
Investment advisory fee	172,023
Administrative fee	137,619
Distribution and service fees	110,304
Sub-transfer agency fee	10,125
Directors’ deferred compensation plan	590,191
Accrued expenses	246,039
Total liabilities	39,407,328
NET ASSETS	$1,447,043,274

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$1,052,261,480
Distributable earnings	394,781,794
Total	$1,447,043,274

NET ASSET VALUE PER SHARE
Class A (based on net assets of $291,891,381 and 11,838,361 shares outstanding)	$24.66
Class C (based on net assets of $61,813,838 and 2,669,486 shares outstanding)	$23.16
Class I (based on net assets of $920,394,279 and 36,390,926 shares outstanding)	$25.29
Class R6 (based on net assets of $172,943,776 and 6,841,006 shares outstanding)	$25.28

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$25.89
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

28 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $6,035)	$19,222,638
Interest income	13,404
Securities lending income, net	133,332
Total investment income	19,369,374

EXPENSES
Investment advisory fee	1,677,125
Administrative fee	1,341,358
Distribution and service fees:
Class A	698,357
Class C	557,595
Directors’ fees and expenses	58,459
Custodian fees	112,819
Transfer agency fees and expenses	723,451
Accounting fees	215,314
Professional fees	115,469
Registration fees	111,370
Reports to shareholders	62,777
Miscellaneous	70,504
Total expenses	5,744,598
Waiver and/or reimbursement of expenses by affiliate	(1,975,904)
Reimbursement of expenses-other	(22,644)
Net expenses	3,746,050
Net investment income	15,623,324

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	40,238,078

Net change in unrealized appreciation (depreciation) on investment securities	129,722,123

Net realized and unrealized gain	169,960,201

Net increase in net assets resulting from operations	$185,583,525

See notes to financial statements.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 29

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended September 30, 2018	Year Ended September 30, 2017
Operations:
Net investment income	$15,623,324	$14,644,615
Net realized gain	40,238,078	3,559,434
Net change in unrealized appreciation (depreciation)	129,722,123	125,206,981
Net increase in net assets resulting from operations	185,583,525	143,411,030

Distributions to shareholders: (1)
Class A shares	(5,903,213)	(10,752,333)
Class C shares	(886,272)	(1,201,975)
Class I shares	(14,198,777)	(16,133,080)
Class R6 shares	(2,429,582)	—
Class Y shares	—	(1,763,933)
Total distributions to shareholders	(23,417,844)	(29,851,321)

Capital share transactions:
Class A shares	(12,287,621)	(92,117,279)
Class C shares	2,722,942	1,422,650
Class I shares	279,927,291	96,441,971
Class R6 shares (2)	158,817,675	—
Class Y shares (3)	(98,789,579)	38,918,371
Net increase in net assets from capital share transactions	330,390,708	44,665,713

TOTAL INCREASE IN NET ASSETS	492,556,389	158,225,422

NET ASSETS
Beginning of year	954,486,885	796,261,463
End of year	$1,447,043,274	$954,486,885(4)

(1) For the year ended September 30, 2017, the source of distributions was as follows:
Net investment income - Class A ($3,720,741), Class C ($144,890), Class I ($7,056,349) and Class Y ($746,260)
Net realized capital gain - Class A ($7,031,592), Class C ($1,057,085), Class I ($9,076,731) and Class Y ($1,017,673)
(2) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
(4) Includes accumulated undistributed net investment income $9,740,817 at September 30, 2017. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.
See notes to financial statements.

30 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
CLASS A SHARES	2018	2017	2016	2015	2014
Net asset value, beginning	$21.41	$18.80	$17.90	$18.30	$15.90
Income from investment operations:
Net investment income (1)	0.27	0.30	0.26	0.23	0.18
Net realized and unrealized gain (loss)	3.46	2.95	1.94	(0.01)	2.73
Total from investment operations	3.73	3.25	2.20	0.22	2.91
Distributions from:
Net investment income	(0.25)	(0.22)	(0.18)	(0.13)	(0.14)
Net realized gain	(0.23)	(0.42)	(1.12)	(0.49)	(0.37)
Total distributions	(0.48)	(0.64)	(1.30)	(0.62)	(0.51)
Total increase (decrease) in net asset value	3.25	2.61	0.90	(0.40)	2.40
Net asset value, ending	$24.66	$21.41	$18.80	$17.90	$18.30
Total return (2)	17.67%	17.71%	12.68%	1.06%	18.65%
Ratios to average net assets: (3)
Total expenses	0.65%	0.70%	0.71%	0.77%	0.87%
Net expenses	0.54%	0.54%	0.54%	0.68%	0.75%
Net investment income	1.19%	1.51%	1.46%	1.21%	1.02%
Portfolio turnover	28%	31%	27%	33%	8%
Net assets, ending (in thousands)	$291,891	$264,814	$319,773	$269,684	$214,427

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
CLASS C SHARES	2018	2017	2016	2015		2014
Net asset value, beginning	$20.16	$17.71	$16.97	$17.41		$15.15
Income from investment operations:
Net investment income (1)	0.09	0.15	0.12	0.08		0.03
Net realized and unrealized gain	3.26	2.78	1.82	—	(2)	2.62
Total from investment operations	3.35	2.93	1.94	0.08		2.65
Distributions from:
Net investment income	(0.12)	(0.06)	(0.08)	(0.03)		(0.02)
Net realized gain	(0.23)	(0.42)	(1.12)	(0.49)		(0.37)
Total distributions	(0.35)	(0.48)	(1.20)	(0.52)		(0.39)
Total increase (decrease) in net asset value	3.00	2.45	0.74	(0.44)		2.26
Net asset value, ending	$23.16	$20.16	$17.71	$16.97		$17.41
Total return (3)	16.79%	16.85%	11.78%	0.30%		17.75%
Ratios to average net assets: (4)
Total expenses	1.40%	1.50%	1.53%	1.57%		1.61%
Net expenses	1.29%	1.29%	1.29%	1.44%		1.57%
Net investment income	0.44%	0.77%	0.70%	0.45%		0.19%
Portfolio turnover	28%	31%	27%	33%		8%
Net assets, ending (in thousands)	$61,814	$51,301	$43,579	$36,398		$25,864

(1) Computed using average shares outstanding.
(2) Amount is less than $0.005.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

32 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
CLASS I SHARES	2018	2017	2016	2015	2014
Net asset value, beginning	$21.94	$19.26	$18.33	$18.69	$16.20
Income from investment operations:
Net investment income (1)	0.36	0.38	0.33	0.33	0.27
Net realized and unrealized gain (loss)	3.54	3.03	1.98	(0.01)	2.81
Total from investment operations	3.90	3.41	2.31	0.32	3.08
Distributions from:
Net investment income	(0.32)	(0.31)	(0.26)	(0.19)	(0.22)
Net realized gain	(0.23)	(0.42)	(1.12)	(0.49)	(0.37)
Total distributions	(0.55)	(0.73)	(1.38)	(0.68)	(0.59)
Total increase (decrease) in net asset value	3.35	2.68	0.93	(0.36)	2.49
Net asset value, ending	$25.29	$21.94	$19.26	$18.33	$18.69
Total return (2)	18.06%	18.17%	13.00%	1.54%	19.39%
Ratios to average net assets: (3)
Total expenses	0.41%	0.35%	0.36%	0.36%	0.37%
Net expenses	0.19%	0.19%	0.19%	0.20%	0.21%
Net investment income	1.53%	1.87%	1.80%	1.69%	1.56%
Portfolio turnover	28%	31%	27%	33%	8%
Net assets, ending (in thousands)	$920,394	$544,751	$387,043	$186,257	$122,405

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2018 (1)
CLASS R6 SHARES
Net asset value, beginning	$22.09
Income from investment operations:
Net investment income (2)	0.37
Net realized and unrealized gain	3.37
Total from investment operations	3.74
Distributions from:
Net investment income	(0.32)
Net realized gain	(0.23)
Total distributions	(0.55)
Total increase in net asset value	3.19
Net asset value, ending	$25.28
Total return (3)	17.21%	(4)
Ratios to average net assets: (5)
Total expenses	0.35%	(6)
Net expenses	0.19%	(6)
Net investment income	1.58%	(6)
Portfolio turnover	28%	(7)
Net assets, ending (in thousands)	$172,944

(1) For the period from the commencement of operations, October 3, 2017 to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested and does not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the year ended September 30, 2018.
See notes to financial statements.

34 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are

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not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$1,439,656,032	(1)	$—	$—	$1,439,656,032
Short Term Investment of Cash Collateral for Securities Loaned	6,566,321		—	—	6,566,321
Total Investments	$1,446,222,353		$—	$—	$1,446,222,353

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. For the year ended September 30, 2018, the investment advisory fee amounted to $1,677,125.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.54%, 1.29%, 0.19% and 0.19% for Class A, Class C, Class I and Class R6, respectively, and prior to the close of business on December 8, 2017, 0.29% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the year ended September 30, 2018, CRM waived or reimbursed expenses of $1,937,950.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6, (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee on Class I through January 31, 2018. For the year ended September 30, 2018, CRM was paid administrative fees of $1,341,358, of which $37,954 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2018 amounted to $698,357 and $557,595 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $91,551 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2018. The Fund was also informed that EVD received $4,389 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $55,553 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended September 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $22,644, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended September 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $633,892,711 and $310,330,539, respectively.

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30,
	2018	2017
Ordinary income	$15,669,667	$11,773,557
Long-term capital gains	$7,748,177	$18,077,764
During the year ended September 30, 2018, distributable earnings was decreased by $3,300,012 and paid-in capital was increased by $3,300,012 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$14,357,964
Undistributed long-term capital gains	$34,120,243
Net unrealized appreciation (depreciation)	$346,303,587
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,099,918,766
Gross unrealized appreciation	$358,250,499
Gross unrealized depreciation	(11,946,912)
Net unrealized appreciation (depreciation)	$346,303,587
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2018, the total value of securities on loan was $50,346,944 and the total value of collateral received was $51,997,531 comprised of cash of $6,566,321 and U.S. Government and/or agencies securities of $45,431,210.

38 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$51,997,531	$—	$—	$—	$51,997,531
The carrying amount of the liability for deposits for securities loaned at September 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at September 30, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended September 30, 2018 and September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,371,025	$53,979,910	3,803,838	$75,308,365
Reinvestment of distributions	247,751	5,487,695	532,295	10,164,996
Shares redeemed	(3,150,293)	(71,755,226)	(8,979,714)	(177,590,640)
Net decrease	(531,517)	($12,287,621)	(4,643,581)	($92,117,279)

Class C
Shares sold	484,496	$10,447,748	645,389	$12,006,782
Reinvestment of distributions	34,884	730,119	51,019	916,136
Shares redeemed	(395,017)	(8,454,925)	(612,405)	(11,500,268)
Net increase	124,363	$2,722,942	84,003	$1,422,650

Class I
Shares sold	16,497,847	$394,348,574	10,362,382	$209,219,521
Reinvestment of distributions	611,981	13,867,487	813,618	15,914,834
Shares redeemed	(10,042,868)	(232,112,974)	(6,434,731)	(128,692,384)
Conversion from Class Y	4,490,414	103,824,204	—	—
Net increase	11,557,374	$279,927,291	4,741,269	$96,441,971

Class R6 (1)
Shares sold	7,067,041	$164,419,844	—	$—
Reinvestment of distributions	107,266	2,429,582	—	—
Shares redeemed	(333,301)	(8,031,751)	—	—
Net increase	6,841,006	$158,817,675	—	$—

Class Y (2)
Shares sold	380,358	$8,368,552	2,736,290	$54,691,471
Reinvestment of distributions	—	—	78,679	1,504,827
Shares redeemed	(151,902)	(3,333,927)	(882,540)	(17,277,927)
Conversion to Class I	(4,594,764)	(103,824,204)	—	—
Net increase (decrease)	(4,366,308)	($98,789,579)	1,932,429	$38,918,371

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

40 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Core Responsible Index Fund (the Fund), a series of Calvert Responsible Index Series, Inc., including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years or periods in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 21, 2018

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FEDERAL TAX INFORMATION
The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. For the fiscal year ended September 30, 2018, the Fund designates approximately $18,578,030, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 97.44% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $36,570,655 or, if subsequently determined to be different, the net capital gain of such year.

42 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Responsible Index Series, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director & President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2000
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair & Director	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Directorships in the Last Five Years. Calvert Impact Capital, Inc.; Calvert Ventures, LLC.
Miles D. Harper, III 1962	Director	2005
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (10) (asset management).

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 43

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Joy V. Jones 1950	Director	2000	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Principal Officers who are not Directors
Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma(2) 1960	Secretary, Vice President and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

James F. Kirchner(2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of EVM and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

(2)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

44 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24187 9.30.18

Calvert US Large-Cap Growth Responsible Index Fund

Annual Report September 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Federal Tax Information
36	Management and Organization
38	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stocks led the way with double-digit gains in the 12-month period ended September 30, 2018, while global stocks delivered mixed results.
U.S. stocks opened the period on the upswing, as investors anticipated and then cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. Stocks also got a boost from positive U.S. economic data, including the unemployment rate which fell to a 17-year low.
Stocks pulled back in February 2018 amid fears that rising rates would spur inflation and boost the appeal of fixed-income investments at the expense of stocks. After a brief rebound, equity markets weakened in the spring of 2018, as investors confronted the prospect of a global trade war from President Trump’s imposition of broad new tariffs. The tariffs drew retaliatory action from impacted countries including China, Canada, and certain countries in the European Union.
Stocks bounced back in the final three months of the period. Technology stocks led the advance, overcoming an earlier setback from a wave of data-privacy scandals. U.S. economic indicators remained largely positive throughout the period, prompting the U.S. Federal Reserve to raise its benchmark interest rate three times over the 12-month span.
Overseas equity markets delivered mixed results in the period. After early strength aided by rising corporate profits, European stocks subsequently pulled back amid mounting trade war concerns, before a partial recovery in the final months of the period. Similarly, after early gains, China entered a prolonged stock slump that reached bear market territory in late June 2018. Besides trade war fears, signs of slowing economic growth also weighed on Chinese stocks.
For the 12-month period ended September 30, 2018, all major U.S. stock indexes recorded double-digit gains. The blue-chip Dow Jones Industrial Average®2 advanced 20.76%, while the broader U.S. equity market, as represented by the S&P 500® Index, rose 17.91%. The technology-laden NASDAQ Composite Index surged 25.17% in the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance
For the fiscal year ended September 30, 2018, Calvert US Large-Cap Growth Responsible Index Fund (the Fund) returned 25.03% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell 1000® Growth Index, returned 26.30%; and the Fund’s secondary benchmark, the Calvert US Large-Cap Growth Responsible Index (the Calvert Index), returned 25.96% during the period.
The Fund’s underperformance versus its secondary benchmark was due to Fund expenses and fees, which the Calvert Index does not incur.
Nine of the Fund’s 11 market sectors delivered positive results for the 12-month period. The weakest performing sectors were energy, utilities, and consumer staples. The strongest performing sectors were consumer discretionary, information technology, and health care.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	25.03%	—%	13.99%
Class A with 4.75% Maximum Sales Charge	—	—	19.11	—	12.31
Class I at NAV	06/19/2015	06/19/2015	25.46	—	14.39

Russell 1000® Growth Index	—	—	26.30%	16.57%	15.88%
Calvert US Large-Cap Growth Responsible Index	—	—	25.96	—	14.68

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.53%	0.58%
Net				0.57	0.22

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$100,000	06/19/2015	$155,530	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Information Technology	37.2%	Apple, Inc.	7.2%
Health Care	18.3%	Microsoft Corp.	5.6%
Consumer Discretionary	16.0%	Amazon.com. Inc.	5.5%
Industrials	9.6%	Alphabet, Inc., Class A	5.3%
Communication Services	7.8%	Visa, Inc., Class A	2.0%
Financials	5.1%	Cisco Systems, Inc.	1.6%
Consumer Staples	3.5%	Home Depot, Inc. (The)	1.6%
Materials	1.9%	MasterCard, Inc., Class A	1.4%
Utilities	0.4%	Merck & Co., Inc.	1.3%
Real Estate	0.2%	Coca-Cola Co. (The)	1.2%
Total	100.0%	Total	32.7%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[6]	Excludes cash and cash equivalents.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (4/1/18)	ENDING ACCOUNT VALUE (9/30/18)	EXPENSES PAID DURING PERIOD* (4/1/18 - 9/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,156.70	$3.08**	0.57%
Class I	$1,000.00	$1,158.60	$1.19**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.21	$2.89**	0.57%
Class I	$1,000.00	$1,023.97	$1.12**	0.22%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.7%
Harris Corp.	880	148,905
HEICO Corp.	1,126	104,279
Hexcel Corp.	885	59,339
Rockwell Collins, Inc.	1,347	189,213
		501,736

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	378	37,014
Expeditors International of Washington, Inc.	1,149	84,486
United Parcel Service, Inc., Class B	2,976	347,448
		468,948

Airlines - 0.1%
Southwest Airlines Co.	508	31,725

Auto Components - 0.3%
Adient plc (1)	151	5,936
Aptiv plc	1,102	92,458
Autoliv, Inc.	217	18,810
BorgWarner, Inc.	573	24,513
Gentex Corp.	1,470	31,546
Veoneer, Inc. (1)(2)	217	11,950
Visteon Corp. (2)	57	5,295
		190,508

Automobiles - 0.4%
Tesla, Inc. (2)	936	247,825
Thor Industries, Inc.	135	11,299
		259,124

Banks - 1.1%
Bank of Hawaii Corp. (1)	117	9,233
Bank OZK	271	10,287
BOK Financial Corp.	69	6,712
Cathay General Bancorp	163	6,755
Chemical Financial Corp.	121	6,461
Citigroup, Inc.	5,766	413,653
Comerica, Inc.	376	33,915
Commerce Bancshares, Inc.	203	13,402
Cullen/Frost Bankers, Inc.	61	6,371
East West Bancorp, Inc.	189	11,410
First Citizens BancShares, Inc., Class A	18	8,141

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Financial Bankshares, Inc. (1)	118	6,974
First Horizon National Corp.	376	6,490
First Republic Bank	484	46,464
Glacier Bancorp, Inc.	156	6,722
Home BancShares, Inc.	294	6,439
Investors Bancorp, Inc.	540	6,626
M&T Bank Corp.	39	6,417
Pinnacle Financial Partners, Inc.	168	10,105
Popular, Inc.	136	6,970
Signature Bank	152	17,456
South State Corp.	82	6,724
Sterling Bancorp	451	9,922
SVB Financial Group (2)	292	90,762
Synovus Financial Corp.	259	11,860
Texas Capital Bancshares, Inc. (2)	191	15,786
Webster Financial Corp.	102	6,014
Western Alliance Bancorp (2)	489	27,819
Wintrust Financial Corp.	77	6,540
Zions Bancorporation	128	6,419
		828,849

Beverages - 1.8%
Coca-Cola Co. (The)	19,712	910,497
Keurig Dr Pepper, Inc.	1,149	26,623
PepsiCo, Inc.	3,875	433,225
		1,370,345

Biotechnology - 6.0%
AbbVie, Inc.	8,410	795,418
Alexion Pharmaceuticals, Inc. (2)	1,781	247,577
Alkermes plc (1)(2)	1,053	44,689
Amgen, Inc.	3,555	736,916
Amicus Therapeutics, Inc. (1)(2)	1,308	15,814
Array BioPharma, Inc. (1)(2)	1,936	29,427
Biogen, Inc. (2)	1,306	461,423
BioMarin Pharmaceutical, Inc. (1)(2)	1,334	129,358
Celgene Corp. (2)	4,785	428,210
Exact Sciences Corp. (1)(2)	594	46,878
Exelixis, Inc. (1)(2)	2,789	49,421
Gilead Sciences, Inc.	6,217	480,015
Incyte Corp. (2)	1,481	102,307
Ionis Pharmaceuticals, Inc. (1)(2)	988	50,961
Ligand Pharmaceuticals, Inc. (1)(2)	150	41,174
Neurocrine Biosciences, Inc. (2)	475	58,401
Regeneron Pharmaceuticals, Inc. (2)	639	258,182
Sarepta Therapeutics, Inc. (1)(2)	469	75,748

8 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seattle Genetics, Inc. (1)(2)	229	17,660
United Therapeutics Corp. (2)	215	27,494
Vertex Pharmaceuticals, Inc. (2)	1,843	355,220
		4,452,293

Building Products - 0.4%
Allegion plc	1,159	104,971
Armstrong World Industries, Inc. (2)	209	14,546
Fortune Brands Home & Security, Inc.	566	29,636
Masco Corp.	1,321	48,349
Owens Corning	594	32,236
Trex Co., Inc. (2)	332	25,557
USG Corp. (2)	1,095	47,425
		302,720

Capital Markets - 2.5%
Affiliated Managers Group, Inc.	85	11,621
BlackRock, Inc.	102	48,076
Cboe Global Markets, Inc.	556	53,354
Charles Schwab Corp. (The)	6,655	327,093
CME Group, Inc.	363	61,786
E*Trade Financial Corp. (2)	1,500	78,585
Evercore, Inc., Class A	169	16,993
FactSet Research Systems, Inc. (1)	213	47,650
Franklin Resources, Inc.	848	25,788
Houlihan Lokey, Inc.	265	11,906
Interactive Brokers Group, Inc., Class A	617	34,126
Intercontinental Exchange, Inc.	1,267	94,886
LPL Financial Holdings, Inc.	240	15,482
MarketAxess Holdings, Inc.	211	37,661
Moelis & Co., Class A	207	11,344
Moody’s Corp.	1,027	171,714
Morningstar, Inc.	90	11,331
MSCI, Inc.	521	92,431
Nasdaq, Inc.	282	24,196
Northern Trust Corp.	365	37,278
Raymond James Financial, Inc.	291	26,787
S&P Global, Inc.	1,538	300,510
SEI Investments Co.	764	46,680
State Street Corp.	135	11,310
Stifel Financial Corp.	221	11,329
T. Rowe Price Group, Inc.	1,429	156,018
TD Ameritrade Holding Corp.	1,652	87,275
		1,853,210

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemicals - 1.4%
Air Products & Chemicals, Inc.	937	156,526
Axalta Coating Systems Ltd. (2)	2,720	79,315
Ecolab, Inc.	1,108	173,712
International Flavors & Fragrances, Inc.	638	88,758
PPG Industries, Inc.	128	13,969
Praxair, Inc.	1,545	248,328
Sherwin-Williams Co. (The)	623	283,596
		1,044,204

Commercial Services & Supplies - 0.6%
Cintas Corp.	527	104,246
Copart, Inc. (2)	1,085	55,910
Deluxe Corp.	180	10,249
KAR Auction Services, Inc.	383	22,861
MSA Safety, Inc.	405	43,108
Republic Services, Inc.	467	33,932
UniFirst Corp.	79	13,718
Waste Management, Inc.	1,951	176,293
		460,317

Communications Equipment - 2.3%
Arista Networks, Inc. (2)	317	84,278
ARRIS International plc (2)	562	14,606
Cisco Systems, Inc.	24,507	1,192,265
CommScope Holding Co., Inc. (2)	756	23,255
F5 Networks, Inc. (2)	339	67,603
Juniper Networks, Inc.	1,954	58,561
Lumentum Holdings, Inc. (2)	241	14,448
Motorola Solutions, Inc.	970	126,236
Palo Alto Networks, Inc. (2)	542	122,091
ViaSat, Inc. (1)(2)	208	13,302
		1,716,645

Construction & Engineering - 0.0% (3)
EMCOR Group, Inc.	88	6,610
Quanta Services, Inc. (2)	304	10,148
Valmont Industries, Inc.	87	12,049
		28,807

Consumer Finance - 0.5%
American Express Co.	2,504	266,651
Credit Acceptance Corp. (2)	68	29,789
Discover Financial Services	177	13,531

10 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FirstCash, Inc.	183	15,006
Green Dot Corp., Class A (2)	212	18,830
SLM Corp. (2)	1,472	16,413
		360,220

Containers & Packaging - 0.4%
AptarGroup, Inc.	454	48,914
Ardagh Group S.A.	437	7,294
Avery Dennison Corp.	772	83,646
Ball Corp. (1)	1,293	56,879
Berry Global Group, Inc. (2)	754	36,486
Crown Holdings, Inc. (1)(2)	316	15,168
Sealed Air Corp. (1)	833	33,445
		281,832

Distributors - 0.1%
LKQ Corp. (2)	627	19,857
Pool Corp.	214	35,712
		55,569

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (2)	351	41,362
Grand Canyon Education, Inc. (2)	342	38,578
H&R Block, Inc. (1)	1,126	28,994
Service Corp. International	344	15,205
ServiceMaster Global Holdings, Inc. (2)	681	42,242
Weight Watchers International, Inc. (1)(2)	275	19,797
		186,178

Diversified Financial Services - 0.0% (3)
Voya Financial, Inc.	486	24,140

Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (2)	1,163	40,379

Electrical Equipment - 0.8%
Acuity Brands, Inc.	295	46,374
AMETEK, Inc.	2,189	173,194
Emerson Electric Co.	1,497	114,640
EnerSys	164	14,289
Hubbell, Inc.	190	25,378
nVent Electric plc	1,122	30,474
Regal-Beloit Corp.	83	6,843
Rockwell Automation, Inc.	1,118	209,648
		620,840

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	641	56,998
Coherent, Inc. (1)(2)	139	23,934
Corning, Inc.	4,604	162,521
Dolby Laboratories, Inc., Class A	416	29,107
FLIR Systems, Inc.	759	46,656
IPG Photonics Corp. (2)	222	34,647
Jabil, Inc.	238	6,445
Keysight Technologies, Inc. (2)	2,271	150,522
National Instruments Corp.	1,063	51,375
Trimble, Inc. (2)	2,967	128,946
Zebra Technologies Corp., Class A (2)	285	50,397
		741,548

Entertainment - 1.5%
Activision Blizzard, Inc.	4,056	337,419
Electronic Arts, Inc. (2)	1,717	206,881
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	203	7,223
Live Nation Entertainment, Inc. (2)	734	39,981
Madison Square Garden Co. (The), Class A (2)	81	25,541
Take-Two Interactive Software, Inc. (2)	653	90,107
Walt Disney Co. (The)	3,369	393,971
World Wrestling Entertainment, Inc., Class A (1)	256	24,763
Zynga, Inc., Class A (2)	4,090	16,401
		1,142,287

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	128	30,065
Sysco Corp.	1,260	92,295
		122,360

Food Products - 0.5%
Bunge Ltd.	1,171	80,459
Campbell Soup Co.	374	13,700
Flowers Foods, Inc.	330	6,158
Hershey Co. (The)	559	57,018
Hormel Foods Corp.	940	37,036
Ingredion, Inc.	67	7,032
Kellogg Co.	460	32,209
Lamb Weston Holdings, Inc.	1,166	77,656
Lancaster Colony Corp.	143	21,337
McCormick & Co., Inc. (1)	383	50,460
Pinnacle Foods, Inc.	208	13,481
		396,546

12 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	9,784	717,754
ABIOMED, Inc. (2)	356	160,111
Align Technology, Inc. (2)	568	222,213
Becton Dickinson and Co.	1,675	437,175
Boston Scientific Corp. (2)	9,147	352,160
Cantel Medical Corp.	497	45,754
Cooper Cos., Inc. (The)	353	97,834
Danaher Corp.	2,106	228,838
DENTSPLY SIRONA, Inc.	298	11,247
DexCom, Inc. (2)	632	90,401
Edwards Lifesciences Corp. (2)	1,545	268,985
Globus Medical, Inc., Class A (2)	664	37,689
Haemonetics Corp. (2)	357	40,905
Hill-Rom Holdings, Inc.	393	37,099
Hologic, Inc. (2)	1,990	81,550
ICU Medical, Inc. (2)	115	32,516
IDEXX Laboratories, Inc. (2)	649	162,029
Inogen, Inc. (2)	117	28,562
Insulet Corp. (1)(2)	398	42,168
Masimo Corp. (2)	336	41,845
Neogen Corp. (2)	357	25,536
Penumbra, Inc. (2)	213	31,886
ResMed, Inc.	1,103	127,220
Teleflex, Inc. (1)	313	83,286
Varian Medical Systems, Inc. (2)	672	75,217
West Pharmaceutical Services, Inc.	510	62,970
		3,542,950

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (2)	170	5,984
Centene Corp. (2)	319	46,185
Chemed Corp.	104	33,236
DaVita, Inc. (2)	486	34,812
Encompass Health Corp.	494	38,507
Envision Healthcare Corp. (2)	296	13,536
HCA Healthcare, Inc.	1,118	155,536
HealthEquity, Inc. (2)	464	43,806
Henry Schein, Inc. (2)	616	52,379
Humana, Inc.	462	156,396
Laboratory Corp. of America Holdings (2)	464	80,588
Molina Healthcare, Inc. (2)	303	45,056
Premier, Inc., Class A (2)	659	30,169
Quest Diagnostics, Inc.	286	30,862
WellCare Health Plans, Inc. (2)	266	85,251
		852,303

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Technology - 0.3%
athenahealth, Inc. (2)	212	28,323
Cerner Corp. (2)	1,744	112,331
Medidata Solutions, Inc. (1)(2)	354	25,952
Veeva Systems, Inc., Class A (2)	732	79,693
		246,299

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (2)	223	101,358
Choice Hotels International, Inc.	164	13,661
Darden Restaurants, Inc.	337	37,471
Domino’s Pizza, Inc.	371	109,371
Dunkin’ Brands Group, Inc.	581	42,831
Hilton Grand Vacations, Inc. (2)	591	19,562
Hilton Worldwide Holdings, Inc.	876	70,763
Hyatt Hotels Corp., Class A	160	12,734
Marriott International, Inc., Class A	1,794	236,862
Marriott Vacations Worldwide Corp.	121	13,522
Planet Fitness, Inc., Class A (2)	600	32,418
Royal Caribbean Cruises Ltd.	123	15,983
Six Flags Entertainment Corp.	303	21,155
Starbucks Corp.	7,942	451,423
Texas Roadhouse, Inc.	451	31,250
Vail Resorts, Inc.	247	67,782
Wendy’s Co. (The)	708	12,135
Wyndham Destinations, Inc.	421	18,255
Wyndham Hotels & Resorts, Inc.	660	36,676
Yum China Holdings, Inc.	3,521	123,622
Yum! Brands, Inc.	2,760	250,912
		1,719,746

Household Durables - 0.1%
Leggett & Platt, Inc. (1)	154	6,744
Mohawk Industries, Inc. (2)	161	28,231
Whirlpool Corp. (1)	52	6,175
		41,150

Household Products - 0.7%
Church & Dwight Co., Inc.	1,126	66,851
Clorox Co. (The)	444	66,782
Colgate-Palmolive Co.	4,141	277,240
Kimberly-Clark Corp.	866	98,412
		509,285

14 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Industrial Conglomerates - 1.2%
3M Co.	2,979	627,705
Carlisle Cos., Inc.	379	46,162
Roper Technologies, Inc.	770	228,082
		901,949

Insurance - 0.9%
Alleghany Corp.	57	37,194
American International Group, Inc.	2,053	109,302
Arch Capital Group Ltd. (2)	483	14,398
Arthur J. Gallagher & Co.	201	14,962
Axis Capital Holdings Ltd.	391	22,565
Brown & Brown, Inc.	512	15,140
Erie Indemnity Co., Class A	52	6,632
Hartford Financial Services Group, Inc. (The)	1,635	81,685
Kemper Corp.	125	10,056
Marsh & McLennan Cos., Inc.	1,933	159,898
Primerica, Inc.	125	15,069
Progressive Corp. (The)	1,501	106,631
RenaissanceRe Holdings Ltd.	180	24,044
Selective Insurance Group, Inc.	112	7,112
Willis Towers Watson plc	430	60,604
		685,292

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A (2)	3,272	3,949,566
IAC/InterActiveCorp (2)	429	92,973
Match Group, Inc. (1)(2)	399	23,106
TripAdvisor, Inc. (1)(2)	587	29,978
Twitter, Inc. (2)	4,727	134,530
Yelp, Inc. (2)	484	23,813
Zillow Group, Inc., Class A (2)	230	10,166
		4,264,132

Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (2)	2,027	4,060,081
Booking Holdings, Inc. (2)	283	561,472
eBay, Inc. (2)	5,069	167,378
Etsy, Inc. (2)	730	37,507
Expedia Group, Inc.	753	98,252
GrubHub, Inc. (2)	582	80,677
Shutterfly, Inc. (1)(2)	178	11,729
Wayfair, Inc., Class A (1)(2)	314	46,368
		5,063,464

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 8.3%
Accenture plc, Class A	3,628	617,486
Akamai Technologies, Inc. (2)	988	72,272
Alliance Data Systems Corp.	110	25,978
Amdocs Ltd.	527	34,771
Automatic Data Processing, Inc.	2,071	312,017
Black Knight, Inc. (2)	433	22,494
Booz Allen Hamilton Holding Corp.	457	22,681
Broadridge Financial Solutions, Inc.	674	88,934
Cognizant Technology Solutions Corp., Class A	3,473	267,942
CoreLogic, Inc. (2)	358	17,689
EPAM Systems, Inc. (2)	281	38,694
Fidelity National Information Services, Inc.	1,177	128,375
Fiserv, Inc. (2)	2,228	183,543
Gartner, Inc. (1)(2)	544	86,224
Genpact Ltd.	614	18,794
GoDaddy, Inc., Class A (2)	1,052	87,726
International Business Machines Corp.	748	113,105
Jack Henry & Associates, Inc.	431	68,994
MasterCard, Inc., Class A	4,736	1,054,281
MAXIMUS, Inc.	338	21,990
Paychex, Inc.	1,469	108,192
PayPal Holdings, Inc. (2)	6,565	576,670
Sabre Corp.	690	17,995
Science Applications International Corp.	168	13,541
Square, Inc., Class A (1)(2)	1,761	174,357
Teradata Corp. (1)(2)	473	17,837
Total System Services, Inc.	1,055	104,171
VeriSign, Inc. (2)	670	107,280
Visa, Inc., Class A	10,155	1,524,164
WEX, Inc. (2)	207	41,557
Worldplay, Inc., Class A (2)	1,747	176,919
		6,146,673

Leisure Products - 0.2%
Brunswick Corp.	515	34,515
Hasbro, Inc.	623	65,490
Polaris Industries, Inc. (1)	201	20,291
		120,296

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	2,424	170,989
Bio-Rad Laboratories, Inc., Class A (2)	44	13,772
Bio-Techne Corp.	243	49,599
Bruker Corp.	630	21,074
Charles River Laboratories International, Inc. (2)	313	42,111
ICON plc (2)	462	71,032

16 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Illumina, Inc. (2)	1,022	375,135
IQVIA Holdings, Inc. (2)	500	64,870
Mettler-Toledo International, Inc. (2)	176	107,180
PerkinElmer, Inc. (1)	862	83,847
PRA Health Sciences, Inc. (2)	448	49,365
Syneos Health, Inc. (2)	368	18,970
Thermo Fisher Scientific, Inc.	2,300	561,384
Waters Corp. (2)	570	110,968
		1,740,296

Machinery - 2.9%
Allison Transmission Holdings, Inc.	847	44,052
Barnes Group, Inc.	403	28,625
Colfax Corp. (2)	203	7,320
Crane Co.	296	29,112
Cummins, Inc.	593	86,620
Deere & Co.	1,332	200,240
Donaldson Co., Inc.	1,271	74,048
Flowserve Corp.	149	8,149
Fortive Corp.	2,707	227,929
Gardner Denver Holdings, Inc. (2)	1,422	40,299
Graco, Inc.	2,000	92,680
IDEX Corp.	811	122,185
Illinois Tool Works, Inc.	1,856	261,919
Ingersoll-Rand plc	633	64,756
ITT, Inc.	438	26,832
Lincoln Electric Holdings, Inc.	536	50,084
Middleby Corp. (The) (1)(2)	637	82,396
Nordson Corp.	576	80,006
Parker-Hannifin Corp.	753	138,499
Proto Labs, Inc. (2)	270	43,673
Snap-on, Inc.	84	15,422
Stanley Black & Decker, Inc.	342	50,082
Toro Co. (The)	1,310	78,561
WABCO Holdings, Inc. (2)	567	66,872
Wabtec Corp.	875	91,770
Woodward, Inc.	415	33,557
Xylem, Inc.	1,772	141,530
		2,187,218

Media - 0.4%
AMC Networks, Inc., Class A (1)(2)	115	7,629
Cable One, Inc.	26	22,974
CBS Corp., Class B	1,448	83,188
Discovery, Inc., Class A (2)	2,692	86,144

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
John Wiley & Sons, Inc., Class A	175	10,605
New York Times Co., (The), Class A (1)	704	16,298
Sirius XM Holdings, Inc. (1)	7,539	47,646
		274,484

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,016	91,103

Multi-Utilities - 0.3%
CMS Energy Corp.	142	6,958
Sempra Energy	2,137	243,084
		250,042

Multiline Retail - 0.1%
Dollar General Corp.	654	71,482
Ollie’s Bargain Outlet Holdings, Inc. (2)	313	30,079
		101,561

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,359	197,490

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	9,430	585,414
Catalent, Inc. (2)	982	44,730
Eli Lilly & Co.	5,505	590,742
Jazz Pharmaceuticals plc (2)	472	79,357
Merck & Co., Inc.	13,786	977,979
Perrigo Co. plc (1)	1,192	84,394
Zoetis, Inc.	3,500	320,460
		2,683,076

Professional Services - 0.8%
ASGN, Inc. (2)	377	29,757
CoStar Group, Inc. (2)	236	99,318
Dun & Bradstreet Corp. (The)	140	19,951
IHS Markit Ltd. (2)	2,261	122,004
Insperity, Inc.	202	23,826
Robert Half International, Inc.	752	52,926
TransUnion	994	73,139
TriNet Group, Inc. (2)	242	13,629
Verisk Analytics, Inc. (2)	1,066	128,506
		563,056

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	2,784	122,775
Jones Lang LaSalle, Inc.	207	29,874
		152,649

18 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	580	68,985
Kansas City Southern	141	15,973
Knight-Swift Transportation Holdings, Inc. (1)	315	10,861
Landstar System, Inc.	261	31,842
Old Dominion Freight Line, Inc.	491	79,179
Schneider National, Inc., Class B	492	12,290
Union Pacific Corp.	1,970	320,775
		539,905

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (2)	3,853	119,019
Analog Devices, Inc.	2,341	216,449
Applied Materials, Inc.	6,489	250,800
Broadcom, Inc.	2,307	569,206
Cree, Inc. (1)(2)	453	17,155
Cypress Semiconductor Corp. (1)	1,295	18,765
Entegris, Inc.	784	22,697
First Solar, Inc. (2)	128	6,198
Integrated Device Technology, Inc. (2)	790	37,138
Intel Corp.	18,026	852,450
KLA-Tencor Corp.	1,036	105,372
Lam Research Corp.	1,055	160,043
Marvell Technology Group Ltd.	1,654	31,922
Maxim Integrated Products, Inc.	1,719	96,934
Microchip Technology, Inc. (1)	1,440	113,630
Micron Technology, Inc. (2)	2,182	98,692
MKS Instruments, Inc.	335	26,850
Monolithic Power Systems, Inc.	280	35,148
NVIDIA Corp.	3,042	854,863
ON Semiconductor Corp. (2)	2,397	44,177
Qorvo, Inc. (2)	656	50,440
Semtech Corp. (2)	344	19,126
Silicon Laboratories, Inc. (2)	208	19,094
Skyworks Solutions, Inc.	1,038	94,157
Teradyne, Inc.	1,116	41,270
Texas Instruments, Inc.	5,889	631,831
Universal Display Corp. (1)	227	26,763
Versum Materials, Inc.	1,313	47,281
Xilinx, Inc.	1,382	110,795
		4,718,265

Software - 11.5%
2U, Inc. (1)(2)	361	27,144
Adobe Systems, Inc. (2)	2,624	708,349
ANSYS, Inc. (2)	510	95,207
Aspen Technology, Inc. (2)	444	50,576

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Autodesk, Inc. (2)	107	16,704
Blackbaud, Inc.	229	23,239
CA, Inc.	870	38,410
Cadence Design Systems, Inc. (2)	1,737	78,721
CDK Global, Inc.	667	41,728
Citrix Systems, Inc. (2)	815	90,595
Ellie Mae, Inc. (1)(2)	204	19,333
Fair Isaac Corp. (2)	153	34,968
FireEye, Inc. (1)(2)	765	13,005
Fortinet, Inc. (2)	865	79,814
Guidewire Software, Inc. (2)	469	47,374
HubSpot, Inc. (2)	100	15,095
Intuit, Inc.	1,450	329,730
j2 Global, Inc.	240	19,884
LogMeIn, Inc.	296	26,374
Microsoft Corp.	36,323	4,154,261
New Relic, Inc. (2)	257	24,217
Nuance Communications, Inc. (2)	1,446	25,045
Oracle Corp.	15,517	800,056
Paycom Software, Inc. (1)(2)	291	45,224
Pegasystems, Inc.	232	14,523
Proofpoint, Inc. (2)	291	30,942
PTC, Inc. (2)	674	71,572
RealPage, Inc. (2)	378	24,910
Red Hat, Inc. (2)	1,028	140,096
RingCentral, Inc., Class A (2)	465	43,268
Salesforce.com, Inc. (2)	3,950	628,168
ServiceNow, Inc. (2)	1,061	207,563
Splunk, Inc. (2)	821	99,267
SS&C Technologies Holdings, Inc.	1,313	74,618
Synopsys, Inc. (2)	832	82,044
Tableau Software, Inc., Class A (2)	335	37,433
Trade Desk, Inc. (The), Class A (2)	192	28,975
Ultimate Software Group, Inc. (The) (2)	165	53,161
VMware, Inc., Class A (2)	464	72,412
Workday, Inc., Class A (2)	952	138,973
Zendesk, Inc. (2)	270	19,170
		8,572,148

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	47	7,912
American Eagle Outfitters, Inc.	548	13,607
AutoZone, Inc. (2)	150	116,355
Burlington Stores, Inc. (2)	422	68,752
CarMax, Inc. (2)	262	19,564
Five Below, Inc. (2)	277	36,027
Floor & Decor Holdings, Inc., Class A (2)	241	7,271

20 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Foot Locker, Inc.	232	11,827
Home Depot, Inc. (The)	5,675	1,175,576
Lowe’s Cos., Inc.	3,422	392,914
Michaels Cos., Inc. (The) (1)(2)	491	7,969
O’Reilly Automotive, Inc. (2)	470	163,240
Ross Stores, Inc.	2,198	217,822
Tiffany & Co.	557	71,836
TJX Cos., Inc. (The)	3,798	425,452
Tractor Supply Co.	618	56,164
Ulta Beauty, Inc. (2)	340	95,921
Urban Outfitters, Inc. (2)	347	14,192
Williams-Sonoma, Inc. (1)	117	7,689
		2,910,090

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	23,661	5,341,234
NCR Corp. (2)	424	12,046
NetApp, Inc.	1,587	136,307
Western Digital Corp.	1,914	112,046
		5,601,633

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	198	19,523
Columbia Sportswear Co.	151	14,054
Deckers Outdoor Corp. (2)	143	16,957
Hanesbrands, Inc. (1)	2,343	43,181
lululemon athletica, inc. (2)	610	99,119
Michael Kors Holdings Ltd. (2)	754	51,694
NIKE, Inc., Class B	7,204	610,323
PVH Corp.	110	15,884
Ralph Lauren Corp.	260	35,763
Skechers U.S.A., Inc., Class A (2)	664	18,545
Tapestry, Inc.	1,419	71,333
Under Armour, Inc., Class A (2)	1,377	29,220
VF Corp.	1,649	154,099
Wolverine World Wide, Inc.	441	17,221
		1,196,916

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	310	13,718
LendingTree, Inc. (1)(2)	44	10,124
Radian Group, Inc.	345	7,131
TFS Financial Corp.	442	6,634
		37,607

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trading Companies & Distributors - 0.6%
Fastenal Co. (1)	1,702	98,750
HD Supply Holdings, Inc. (2)	2,250	96,277
MSC Industrial Direct Co., Inc., Class A	126	11,102
United Rentals, Inc. (2)	446	72,966
Univar, Inc. (2)	430	13,184
W.W. Grainger, Inc.	477	170,484
		462,763

Water Utilities - 0.1%
American Water Works Co., Inc.	757	66,593
Aqua America, Inc.	400	14,760
		81,353

Wireless Telecommunication Services - 0.0% (3)
T-Mobile US, Inc. (2)	430	30,177

Total Common Stocks (Cost $53,145,050)		73,966,701

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	102,363	102,363

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $102,363)		102,363

TOTAL INVESTMENTS (Cost $53,247,413) - 99.6%		74,069,064
Other assets and liabilities, net - 0.4%		333,704
NET ASSETS - 100.0%		74,402,768

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $1,968,033.
(2) Non-income producing security.
(3) Amount is less than 0.05%.
See notes to financial statements.

22 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $53,247,413) - including $1,968,033 of securities on loan	$74,069,064
Cash	231,809
Receivable for capital shares sold	235,179
Dividends and interest receivable	32,773
Securities lending income receivable	291
Receivable from affiliate	13,437
Directors’ deferred compensation plan	33,670
Other assets	1,270
Total assets	74,617,493

LIABILITIES
Payable for capital shares redeemed	7,909
Deposits for securities loaned	102,363
Payable to affiliates:
Investment advisory fee	8,920
Administrative fee	7,136
Distribution and service fees	2,802
Sub-transfer agency fee	871
Directors’ deferred compensation plan	33,670
Accrued expenses	51,054
Total liabilities	214,725
NET ASSETS	$74,402,768

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$50,582,729
Distributable earnings	23,820,039
Total	$74,402,768

NET ASSET VALUE PER SHARE
Class A (based on net assets of $14,035,573 and 470,501 shares outstanding)	$29.83
Class I (based on net assets of $60,367,195 and 2,011,008 shares outstanding)	$30.02

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$31.32
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $215)	$738,236
Interest income	663
Securities lending income, net	8,023
Total investment income	746,922

EXPENSES
Investment advisory fee	93,165
Administrative fee	74,514
Distribution and service fees:
Class A	25,184
Class C	2,762
Directors’ fees and expenses	3,209
Custodian fees	50,233
Transfer agency fees and expenses	21,108
Accounting fees	14,201
Professional fees	27,903
Registration fees	50,515
Reports to shareholders	11,403
Miscellaneous	12,183
Total expenses	386,380
Waiver and/or reimbursement of expenses by affiliate	(207,746)
Reimbursement of expenses-other	(1,270)
Net expenses	177,364
Net investment income	569,558

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	3,169,430

Net change in unrealized appreciation (depreciation) on investment securities	10,385,967

Net realized and unrealized gain	13,555,397

Net increase in net assets resulting from operations	$14,124,955

See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended September 30, 2018	Year Ended September 30, 2017
Operations:
Net investment income	$569,558	$599,543
Net realized gain	3,169,430	962,050
Net change in unrealized appreciation (depreciation)	10,385,967	7,203,810
Net increase in net assets resulting from operations	14,124,955	8,765,403

Distributions to shareholders: (1)
Class A shares	(179,504)	(37,111)
Class C shares	—	(731)
Class I shares	(1,025,061)	(422,097)
Class Y shares	—	(25,744)
Total distributions to shareholders	(1,204,565)	(485,683)

Capital share transactions:
Class A shares	5,729,907	975,904
Class C shares (2)	(1,384,779)	431,146
Class I shares	8,997,243	(4,700,836)
Class Y shares (2)	(3,565,268)	834,816
Net increase (decrease) in net assets from capital share transactions	9,777,103	(2,458,970)

TOTAL INCREASE IN NET ASSETS	22,697,493	5,820,750

NET ASSETS
Beginning of year	51,705,275	45,884,525
End of year	$74,402,768	$51,705,275(3)

(1) For the year ended September 30, 2017, the source of distributions was from net investment income.
(2) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(3) Includes accumulated undistributed net investment income of $347,835 at September 30, 2017. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,				Period Ended September 30,
CLASS A SHARES	2018	2017	2016		2015 (1)
Net asset value, beginning	$24.35	$20.66	$18.55		$20.00
Income from investment operations:
Net investment income (2)	0.17	0.21	0.15		0.03
Net realized and unrealized gain (loss)	5.84	3.64	2.00		(1.48)
Total from investment operations	6.01	3.85	2.15		(1.45)
Distributions from:
Net investment income	(0.19)	(0.16)	(0.04)		—
Net realized gain	(0.34)	—	—	(3)	—
Total distributions	(0.53)	(0.16)	(0.04)		—
Total increase (decrease) in net asset value	5.48	3.69	2.11		(1.45)
Net asset value, ending	$29.83	$24.35	$20.66		$18.55
Total return (4)	25.03%	18.76%	11.63%		(7.25%)	(5)
Ratios to average net assets: (6)
Total expenses	0.82%	1.53%	1.45%		7.70%	(7)
Net expenses	0.57%	0.57%	0.57%		0.57%	(7)
Net investment income	0.63%	0.92%	0.77%		0.60%	(7)
Portfolio turnover	54%	75%	43%		3%	(5)
Net assets, ending (in thousands)	$14,036	$6,214	$4,403		$2,100

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,				Period Ended September 30,
CLASS I SHARES	2018	2017	2016		2015 (1)
Net asset value, beginning	$24.45	$20.74	$18.57		$20.00
Income from investment operations:
Net investment income (2)	0.26	0.28	0.22		0.05
Net realized and unrealized gain (loss)	5.87	3.66	2.01		(1.48)
Total from investment operations	6.13	3.94	2.23		(1.43)
Distributions from:
Net investment income	(0.22)	(0.23)	(0.06)		—
Net realized gain	(0.34)	—	—	(3)	—
Total distributions	(0.56)	(0.23)	(0.06)		—
Total increase (decrease) in net asset value	5.57	3.71	2.17		(1.43)
Net asset value, ending	$30.02	$24.45	$20.74		$18.57
Total return (4)	25.46%	19.20%	12.02%		(7.15%)	(5)
Ratios to average net assets: (6)
Total expenses	0.58%	0.58%	0.61%		7.16%	(7)
Net expenses	0.22%	0.22%	0.22%		0.22%	(7)
Net investment income	0.98%	1.26%	1.12%		0.95%	(7)
Portfolio turnover	54%	75%	43%		3%	(5)
Net assets, ending (in thousands)	$60,367	$40,821	$38,646		$1,964

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

28 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$73,966,701	(1)	$—	$—	$73,966,701
Short Term Investment of Cash Collateral for Securities Loaned	102,363		—	—	102,363
Total Investments	$74,069,064		$—	$—	$74,069,064

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of Fund’s average daily net assets. For the year ended September 30, 2018, the investment advisory fee amounted to $93,165.

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CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the year ended September 30, 2018, CRM waived or reimbursed expenses of $185,213.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the year ended September 30, 2018, CRM was paid administrative fees of $74,514, of which $22,533 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2018 amounted to $25,184 and $2,762 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $9,157 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2018. The Fund was also informed that EVD received $116 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $3,868 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended September 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,270, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended September 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $41,898,001 and $33,100,163, respectively.

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30,
	2018	2017
Ordinary income	$971,621	$485,683
Long-term capital gains	$232,944	$—
During the year ended September 30, 2018, distributable earnings was decreased by $143,134 and paid-in capital was increased by $143,134 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,049,848
Undistributed long-term capital gains	$2,218,491
Net unrealized appreciation (depreciation)	$20,551,700
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,517,364
Gross unrealized appreciation	$21,161,260
Gross unrealized depreciation	(609,560)
Net unrealized appreciation (depreciation)	$20,551,700
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2018, the total value of securities on loan was $1,968,033 and the total value of collateral received was $2,008,386, comprised of cash of $102,363 and U.S. Government and/or agencies securities of $1,906,023.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,008,386	$—	$—	$—	$2,008,386
The carrying amount of the liability for deposits for securities loaned at September 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at September 30, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

32 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended September 30, 2018 and September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	209,278	$5,642,635	232,814	$5,276,796
Reinvestment of distributions	6,567	168,039	1,696	35,153
Shares redeemed	(60,689)	(1,629,132)	(192,452)	(4,336,045)
Conversion from Class C	60,153	1,548,365	—	—
Net increase	215,309	$5,729,907	42,058	$975,904

Class C (1)
Shares sold	6,771	$168,220	27,569	$610,708
Reinvestment of distributions	—	—	25	520
Shares redeemed	(188)	(4,634)	(8,390)	(180,082)
Conversion to Class A	(60,884)	(1,548,365)	—	—
Net increase (decrease)	(54,301)	($1,384,779)	19,204	$431,146

Class I
Shares sold	338,223	$9,334,833	627,565	$13,840,045
Reinvestment of distributions	39,836	1,022,977	20,284	421,090
Shares redeemed	(189,969)	(5,318,806)	(841,420)	(18,961,971)
Conversion from Class Y	153,064	3,958,239	—	—
Net increase (decrease)	341,154	$8,997,243	(193,571)	($4,700,836)

Class Y (1)
Shares sold	20,856	$526,772	104,325	$2,336,543
Reinvestment of distributions	—	—	1,241	25,744
Shares redeemed	(5,271)	(133,801)	(70,065)	(1,527,471)
Conversion to Class I	(153,307)	(3,958,239)	—	—
Net increase (decrease)	(137,722)	($3,565,268)	35,501	$834,816

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At September 30, 2018, Calvert Aggressive Allocation Fund, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 61.7% of the value of the outstanding shares of the Fund.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT 33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Growth Responsible Index Fund (the Fund), a series of Calvert Responsible Index Series, Inc., including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 21, 2018

34 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

FEDERAL TAX INFORMATION
The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. For the fiscal year ended September 30, 2018, the Fund designates approximately $703,211, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 52.57% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $2,363,303 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Responsible Index Series, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director & President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2000
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair & Director	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Directorships in the Last Five Years. Calvert Impact Capital, Inc.; Calvert Ventures, LLC.
Miles D. Harper, III 1962	Director	2005
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (10) (asset management).

36 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Joy V. Jones 1950	Director	2000	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Principal Officers who are not Directors
Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma(2) 1960	Secretary, Vice President and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

James F. Kirchner(2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of EVM and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

(2)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 37

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24189 9.30.18

Calvert US Large-Cap Value Responsible Index Fund

Annual Report September 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Federal Tax Information
36	Management and Organization
38	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stocks led the way with double-digit gains in the 12-month period ended September 30, 2018, while global stocks delivered mixed results.
U.S. stocks opened the period on the upswing, as investors anticipated and then cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. Stocks also got a boost from positive U.S. economic data, including the unemployment rate which fell to a 17-year low.
Stocks pulled back in February 2018 amid fears that rising rates would spur inflation and boost the appeal of fixed-income investments at the expense of stocks. After a brief rebound, equity markets weakened in the spring of 2018, as investors confronted the prospect of a global trade war from President Trump’s imposition of broad new tariffs. The tariffs drew retaliatory action from impacted countries including China, Canada, and certain countries in the European Union.
Stocks bounced back in the final three months of the period. Technology stocks led the advance, overcoming an earlier setback from a wave of data-privacy scandals. U.S. economic indicators remained largely positive throughout the period, prompting the U.S. Federal Reserve to raise its benchmark interest rate three times over the 12-month span.
Overseas equity markets delivered mixed results in the period. After early strength aided by rising corporate profits, European stocks subsequently pulled back amid mounting trade war concerns, before a partial recovery in the final months of the period. Similarly, after early gains, China entered a prolonged stock slump that reached bear market territory in late June 2018. Besides trade war fears, signs of slowing economic growth also weighed on Chinese stocks.
For the 12-month period ended September 30, 2018, all major U.S. stock indexes recorded double-digit gains. The blue-chip Dow Jones Industrial Average®2 advanced 20.76%, while the broader U.S. equity market, as represented by the S&P 500® Index, rose 17.91%. The technology-laden NASDAQ Composite Index surged 25.17% in the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance
For the fiscal year ended September 30, 2018, Calvert US Large-Cap Value Responsible Index Fund (the Fund) returned 9.30% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell 1000® Value Index, returned 9.45%; and the Fund’s secondary benchmark, the Calvert US Large-Cap Value Responsible Index (the Calvert Index), returned 9.60% during the period.
The Fund’s underperformance versus its secondary benchmark was due to Fund expenses and fees, which the Calvert Index does not incur.
Nine of the Fund’s 11 market sectors delivered positive results for the 12-month period. The strongest performing sectors were information technology, health care, and consumer discretionary. The weakest performing sectors were real estate, energy, and communications services.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	9.30%	—%	8.04%
Class A with 4.75% Maximum Sales Charge	—	—	4.10	—	6.45
Class I at NAV	06/19/2015	06/19/2015	9.67	—	8.42

Russell 1000® Value Index	—	—	9.45%	10.71%	8.60%
Calvert US Large-Cap Value Responsible Index	—	—	9.60	—	8.73

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.84%	0.46%
Net				0.57	0.22

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$100,000	06/19/2015	$130,400	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Financials	31.4%	JPMorgan Chase & Co.	3.5%
Industrials	13.3%	Bank of America Corp.	2.8%
Health Care	11.2%	Pfizer, Inc.	2.3%
Consumer Staples	10.1%	AT&T, Inc.	2.2%
Communication Services	9.7%	Verizon Communications, Inc.	2.1%
Consumer Discretionary	8.7%	Procter & Gamble Co. (The)	1.9%
Information Technology	7.9%	Comcast Corp., Class A	1.5%
Materials	3.6%	International Business Machines Corp.	1.2%
Utilities	3.3%	Walt Disney Co. (The)	1.2%
Energy	0.7%	Citigroup, Inc.	1.1%
Real Estate	0.1%	Total	19.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

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Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[6]	Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (4/1/18)	ENDING ACCOUNT VALUE (9/30/18)	EXPENSES PAID DURING PERIOD* (4/1/18 - 9/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,054.50	$2.94**	0.57%
Class I	$1,000.00	$1,056.10	$1.13**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.21	$2.89**	0.57%
Class I	$1,000.00	$1,023.97	$1.12**	0.22%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.4%
Harris Corp.	3,144	531,996
Hexcel Corp.	1,246	83,545
Rockwell Collins, Inc.	3,151	442,621
		1,058,162

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,068	496,258
Expeditors International of Washington, Inc.	328	24,118
United Parcel Service, Inc., Class B	11,092	1,294,991
		1,815,367

Airlines - 1.9%
Alaska Air Group, Inc.	7,731	532,357
American Airlines Group, Inc. (1)	24,032	993,243
Delta Air Lines, Inc.	25,293	1,462,694
JetBlue Airways Corp. (2)	21,037	407,276
Southwest Airlines Co.	20,098	1,255,120
United Continental Holdings, Inc. (2)	11,966	1,065,692
		5,716,382

Auto Components - 0.8%
Adient plc (1)	5,728	225,168
Aptiv plc	7,403	621,112
Autoliv, Inc.	2,964	256,920
BorgWarner, Inc.	9,308	398,196
Gentex Corp.	2,800	60,088
Lear Corp.	4,374	634,230
Veoneer, Inc. (1)(2)	3,460	190,542
Visteon Corp. (2)	1,287	119,562
		2,505,818

Automobiles - 0.7%
Ford Motor Co.	148,496	1,373,588
Harley-Davidson, Inc. (1)	10,524	476,737
Thor Industries, Inc.	1,441	120,612
		1,970,937

Banks - 15.5%
Associated Banc-Corp.	10,116	263,016
Bank of America Corp.	280,559	8,265,268
Bank of Hawaii Corp. (1)	2,135	168,473

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bank OZK	5,552	210,754
BankUnited, Inc.	6,327	223,976
BB&T Corp.	29,092	1,412,126
BOK Financial Corp.	1,286	125,102
Cathay General Bancorp	4,152	172,059
Chemical Financial Corp.	3,968	211,891
CIT Group, Inc.	8,357	431,305
Citigroup, Inc.	47,320	3,394,737
Citizens Financial Group, Inc.	24,135	930,887
Columbia Banking System, Inc.	6,242	242,002
Comerica, Inc.	7,338	661,888
Commerce Bancshares, Inc.	3,945	260,449
Cullen/Frost Bankers, Inc.	2,993	312,589
East West Bancorp, Inc.	5,966	360,167
Fifth Third Bancorp	32,885	918,149
First Citizens BancShares, Inc., Class A	476	215,285
First Financial Bankshares, Inc. (1)	1,247	73,698
First Hawaiian, Inc.	9,348	253,892
First Horizon National Corp.	16,166	279,025
First Republic Bank	4,626	444,096
FNB Corp.	25,271	321,447
Glacier Bancorp, Inc.	4,311	185,761
Hancock Whitney Corp.	5,103	242,648
Home BancShares, Inc.	6,056	132,626
Huntington Bancshares, Inc.	58,988	880,101
IBERIABANK Corp.	3,349	272,441
Investors Bancorp, Inc.	11,882	145,792
JPMorgan Chase & Co.	91,867	10,366,272
KeyCorp	50,241	999,293
M&T Bank Corp.	6,194	1,019,161
MB Financial, Inc.	4,878	224,925
PacWest Bancorp	7,407	352,943
People’s United Financial, Inc.	20,774	355,651
Pinnacle Financial Partners, Inc.	2,654	159,638
PNC Financial Services Group, Inc. (The)	15,398	2,097,054
Popular, Inc.	4,397	225,346
Prosperity Bancshares, Inc.	5,088	352,853
Regions Financial Corp.	53,874	988,588
Signature Bank	1,367	156,986
South State Corp.	2,078	170,396
Sterling Bancorp	8,340	183,480
SunTrust Banks, Inc.	19,724	1,317,366
Synovus Financial Corp.	3,292	150,741
TCF Financial Corp.	9,630	229,290
Texas Capital Bancshares, Inc. (2)	875	72,319
U.S. Bancorp	51,656	2,727,953
UMB Financial Corp.	2,753	195,188

8 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Umpqua Holdings Corp.	12,991	270,213
United Bankshares, Inc. (1)	6,240	226,824
Valley National Bancorp (1)	20,207	227,329
Webster Financial Corp.	3,711	218,800
Western Alliance Bancorp (2)	1,025	58,312
Wintrust Financial Corp.	2,581	219,230
Zions Bancorporation	12,412	622,462
		46,200,263

Beverages - 0.9%
Keurig Dr Pepper, Inc.	2,957	68,514
PepsiCo, Inc.	23,430	2,619,474
		2,687,988

Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (1)(2)	3,068	236,604
Alkermes plc (2)	2,592	110,004
Alnylam Pharmaceuticals, Inc. (2)	7,036	615,791
Array BioPharma, Inc. (1)(2)	1,427	21,690
Bluebird Bio, Inc. (1)(2)	3,868	564,728
Blueprint Medicines Corp. (2)	2,852	222,627
Exact Sciences Corp. (1)(2)	2,125	167,705
FibroGen, Inc. (2)	4,472	271,674
Gilead Sciences, Inc.	14,263	1,101,246
Immunomedics, Inc. (1)(2)	11,894	247,752
Loxo Oncology, Inc. (1)(2)	1,788	305,444
Neurocrine Biosciences, Inc. (2)	1,666	204,835
Sage Therapeutics, Inc. (2)	3,194	451,153
Seattle Genetics, Inc. (1)(2)	4,191	323,210
Ultragenyx Pharmaceutical, Inc. (1)(2)	2,584	197,263
United Therapeutics Corp. (2)	524	67,009
		5,108,735

Building Products - 0.6%
Armstrong World Industries, Inc. (2)	1,134	78,926
Fortune Brands Home & Security, Inc.	2,680	140,325
Johnson Controls International plc	36,243	1,268,505
Masco Corp.	5,218	190,979
Owens Corning	4,395	238,517
		1,917,252

Capital Markets - 5.8%
Affiliated Managers Group, Inc.	2,703	369,554
Ameriprise Financial, Inc.	6,799	1,003,940
Ares Capital Corp.	26,721	459,334
Bank of New York Mellon Corp. (The)	34,356	1,751,812
BlackRock, Inc.	3,396	1,600,637

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Charles Schwab Corp. (The)	2,135	104,935
CME Group, Inc.	9,932	1,690,526
E*Trade Financial Corp. (2)	775	40,602
Franklin Resources, Inc.	11,937	363,004
Goldman Sachs Group, Inc. (The)	11,461	2,570,015
Houlihan Lokey, Inc.	996	44,750
Intercontinental Exchange, Inc.	15,127	1,132,861
Invesco Ltd.	26,511	606,572
Legg Mason, Inc.	5,211	162,739
LPL Financial Holdings, Inc.	2,623	169,210
Moelis & Co., Class A	1,730	94,804
Morgan Stanley	43,949	2,046,705
Nasdaq, Inc.	3,706	317,975
Northern Trust Corp.	8,612	879,544
Raymond James Financial, Inc.	5,334	490,995
State Street Corp.	14,986	1,255,527
Stifel Financial Corp.	3,103	159,060
TD Ameritrade Holding Corp.	978	51,668
Virtu Financial, Inc., Class A (1)	3,543	72,454
		17,439,223

Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,470	1,080,813
Eastman Chemical Co.	8,175	782,511
Ecolab, Inc.	4,651	729,184
International Flavors & Fragrances, Inc.	1,647	229,131
Mosaic Co. (The)	25,187	818,074
PPG Industries, Inc.	9,758	1,064,891
Praxair, Inc.	5,850	940,270
		5,644,874

Commercial Services & Supplies - 0.7%
Deluxe Corp.	2,393	136,257
KAR Auction Services, Inc.	3,879	231,538
Republic Services, Inc.	9,878	717,735
UniFirst Corp.	444	77,101
Waste Management, Inc.	10,504	949,141
		2,111,772

Communications Equipment - 0.3%
ARRIS International plc (2)	5,586	145,180
Ciena Corp. (2)	6,836	213,557
CommScope Holding Co., Inc. (2)	3,022	92,957
EchoStar Corp., Class A (2)	2,278	105,631

10 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Juniper Networks, Inc.	1,813	54,335
Lumentum Holdings, Inc. (2)	866	51,917
ViaSat, Inc. (1)(2)	1,330	85,053
		748,630

Construction & Engineering - 0.3%
EMCOR Group, Inc.	4,061	305,022
Quanta Services, Inc. (2)	10,781	359,870
Valmont Industries, Inc.	1,161	160,798
		825,690

Consumer Finance - 2.0%
Ally Financial, Inc.	26,243	694,127
American Express Co.	10,323	1,099,296
Capital One Financial Corp.	17,598	1,670,578
Discover Financial Services	14,111	1,078,786
FirstCash, Inc.	540	44,280
Green Dot Corp., Class A (2)	325	28,866
OneMain Holdings, Inc. (2)	4,611	154,976
SLM Corp. (2)	7,871	87,762
Synchrony Financial	33,757	1,049,168
		5,907,839

Containers & Packaging - 1.1%
AptarGroup, Inc.	2,083	224,422
Ardagh Group S.A.	1,821	30,392
Avery Dennison Corp.	1,885	204,240
Ball Corp. (1)	16,368	720,028
Berry Global Group, Inc. (2)	5,781	279,743
Crown Holdings, Inc. (1)(2)	6,975	334,800
Sealed Air Corp. (1)	6,277	252,022
Sonoco Products Co.	7,480	415,140
WestRock Co.	14,620	781,293
		3,242,080

Distributors - 0.4%
Genuine Parts Co.	8,058	800,965
LKQ Corp. (2)	10,496	332,409
		1,133,374

Diversified Consumer Services - 0.3%
Chegg, Inc. (1)(2)	5,604	159,322
Graham Holdings Co., Class B	213	123,391
H&R Block, Inc. (1)	2,341	60,281
Service Corp. International	8,398	371,191
ServiceMaster Global Holdings, Inc. (2)	971	60,231
		774,416

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Financial Services - 0.1%
Voya Financial, Inc.	5,251	260,817

Diversified Telecommunication Services - 4.6%
AT&T, Inc.	194,349	6,526,239
CenturyLink, Inc. (1)	46,030	975,836
Verizon Communications, Inc.	115,630	6,173,486
		13,675,561

Electric Utilities - 1.1%
Alliant Energy Corp.	16,074	684,270
Avangrid, Inc.	4,183	200,491
Eversource Energy	15,952	980,091
Portland General Electric Co.	7,536	343,717
Xcel Energy, Inc.	23,120	1,091,495
		3,300,064

Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,125	176,850
AMETEK, Inc.	2,836	224,384
Eaton Corp. plc	15,610	1,353,855
Emerson Electric Co.	18,506	1,417,190
EnerSys	941	81,990
Hubbell, Inc.	2,733	365,047
nVent Electric plc	4,838	131,400
Regal-Beloit Corp.	3,034	250,153
		4,000,869

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (2)	4,208	310,214
Avnet, Inc.	5,744	257,159
CDW Corp.	1,806	160,589
Jabil, Inc.	6,989	189,262
National Instruments Corp.	2,416	116,765
SYNNEX Corp.	1,751	148,310
Tech Data Corp. (2)	2,329	166,687
		1,348,986

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	25,313	856,339
National Oilwell Varco, Inc.	21,389	921,438
Weatherford International plc (1)(2)	73,902	200,274
		1,978,051

Entertainment - 1.6%
Cinemark Holdings, Inc. (1)	6,719	270,104
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	1,371	48,780

12 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lions Gate Entertainment Corp., Class A	5,536	135,023
Madison Square Garden Co. (The), Class A (2)	394	124,236
Viacom, Inc., Class B	25,168	849,672
Walt Disney Co. (The)	29,809	3,485,864
		4,913,679

Food & Staples Retailing - 2.8%
Casey’s General Stores, Inc.	2,350	303,408
Costco Wholesale Corp.	12,588	2,956,669
Kroger Co. (The)	39,551	1,151,330
Performance Food Group Co. (2)	8,086	269,264
Sysco Corp.	16,257	1,190,825
US Foods Holding Corp. (2)	16,165	498,205
Walgreens Boots Alliance, Inc.	27,774	2,024,725
		8,394,426

Food Products - 3.5%
Bunge Ltd.	1,034	71,046
Campbell Soup Co.	10,436	382,271
Conagra Brands, Inc.	21,137	718,024
Flowers Foods, Inc.	13,031	243,158
General Mills, Inc.	24,109	1,034,758
Hershey Co. (The)	5,012	511,224
Hormel Foods Corp. (1)	11,749	462,911
Ingredion, Inc.	4,749	498,455
J. M. Smucker Co. (The)	6,733	690,873
Kellogg Co. (1)	12,012	841,080
Kraft Heinz Co. (The)	24,246	1,336,197
Lancaster Colony Corp.	302	45,061
McCormick & Co., Inc. (1)	5,379	708,683
Mondelez International, Inc., Class A	47,555	2,042,963
Pinnacle Foods, Inc.	7,902	512,129
Post Holdings, Inc. (2)	4,768	467,455
		10,566,288

Gas Utilities - 0.9%
Atmos Energy Corp.	7,464	700,944
New Jersey Resources Corp.	7,526	346,949
ONE Gas, Inc.	4,384	360,715
Southwest Gas Holdings, Inc.	3,127	247,127
Spire, Inc.	3,496	257,131
UGI Corp.	12,694	704,263
		2,617,129

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 0.6%
Danaher Corp.	12,280	1,334,345
DENTSPLY SIRONA, Inc.	13,744	518,699
Hill-Rom Holdings, Inc.	611	57,678
		1,910,722

Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (2)	4,986	175,507
AmerisourceBergen Corp.	9,383	865,300
Anthem, Inc.	8,152	2,234,056
Cardinal Health, Inc.	17,178	927,612
Centene Corp. (2)	7,107	1,028,951
CVS Health Corp.	31,296	2,463,621
DaVita, Inc. (2)	3,560	255,003
Encompass Health Corp.	1,560	121,602
Envision Healthcare Corp. (2)	5,828	266,514
Express Scripts Holding Co. (2)	19,074	1,812,221
HCA Healthcare, Inc.	7,206	1,002,499
Henry Schein, Inc. (2)	3,629	308,574
Humana, Inc.	3,487	1,180,419
Laboratory Corp. of America Holdings (2)	2,214	384,528
Mednax, Inc. (2)	5,522	257,657
Molina Healthcare, Inc. (2)	1,432	212,938
Quest Diagnostics, Inc.	6,013	648,863
WellCare Health Plans, Inc. (2)	717	229,791
		14,375,656

Health Care Technology - 0.1%
Teladoc Health, Inc. (2)	3,863	333,570

Hotels, Restaurants & Leisure - 1.4%
Aramark	16,060	690,901
Cracker Barrel Old Country Store, Inc. (1)	1,790	263,363
Darden Restaurants, Inc.	6,285	698,829
Dunkin’ Brands Group, Inc. (1)	742	54,700
Hilton Worldwide Holdings, Inc.	9,310	752,062
Hyatt Hotels Corp., Class A	2,781	221,340
Marriott International, Inc., Class A	264	34,856
Marriott Vacations Worldwide Corp.	990	110,632
Royal Caribbean Cruises Ltd.	7,457	968,963
Six Flags Entertainment Corp. (1)	522	36,446
Texas Roadhouse, Inc.	549	38,040
Vail Resorts, Inc.	133	36,498
Wendy’s Co. (The)	7,803	133,743
Wyndham Destinations, Inc.	5,530	239,781
		4,280,154

14 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Durables - 0.9%
Leggett & Platt, Inc. (1)	5,061	221,621
Lennar Corp., Class A	16,997	793,590
Mohawk Industries, Inc. (2)	1,949	341,757
Newell Brands, Inc. (1)	26,975	547,592
Toll Brothers, Inc.	10,851	358,409
Whirlpool Corp. (1)	3,513	417,169
		2,680,138

Household Products - 2.7%
Church & Dwight Co., Inc.	3,633	215,691
Clorox Co. (The)	2,567	386,102
Colgate-Palmolive Co.	9,942	665,617
Kimberly-Clark Corp.	8,620	979,577
Procter & Gamble Co. (The)	69,511	5,785,401
		8,032,388

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	8,573	163,230

Industrial Conglomerates - 0.4%
3M Co.	3,963	835,044
Carlisle Cos., Inc.	2,341	285,134
Roper Technologies, Inc.	487	144,254
		1,264,432

Insurance - 7.6%
Aflac, Inc.	28,525	1,342,672
Alleghany Corp.	350	228,385
Allstate Corp. (The)	13,192	1,302,050
American Equity Investment Life Holding Co.	5,275	186,524
American Financial Group, Inc.	4,527	502,361
American International Group, Inc.	22,337	1,189,222
American National Insurance Co.	433	55,983
Arch Capital Group Ltd. (2)	20,221	602,788
Arthur J. Gallagher & Co.	10,774	802,017
Assurant, Inc.	3,115	336,264
Assured Guaranty Ltd.	6,630	279,985
Athene Holding Ltd., Class A (2)	10,426	538,607
Axis Capital Holdings Ltd.	1,012	58,403
Brighthouse Financial, Inc. (2)	7,679	339,719
Brown & Brown, Inc.	6,831	201,993
Cincinnati Financial Corp.	9,471	727,468
CNO Financial Group, Inc.	10,657	226,142
Enstar Group Ltd. (2)	569	118,636
Erie Indemnity Co., Class A	1,512	192,825
Everest Re Group Ltd.	2,501	571,403

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fidelity National Financial, Inc.	17,061	671,350
First American Financial Corp.	6,738	347,613
Hanover Insurance Group, Inc. (The)	2,658	327,917
Hartford Financial Services Group, Inc. (The)	4,533	226,469
Kemper Corp.	2,703	217,456
Lincoln National Corp.	12,560	849,810
Marsh & McLennan Cos., Inc.	8,798	727,771
MetLife, Inc.	31,072	1,451,684
Old Republic International Corp.	17,551	392,791
Primerica, Inc.	1,734	209,034
Principal Financial Group, Inc.	15,260	894,083
Progressive Corp. (The)	14,239	1,011,539
Prudential Financial, Inc.	15,731	1,593,865
Reinsurance Group of America, Inc.	4,021	581,276
Selective Insurance Group, Inc.	3,091	196,278
Torchmark Corp.	7,370	638,905
Travelers Cos., Inc. (The)	10,758	1,395,420
Unum Group	13,865	541,706
White Mountains Insurance Group Ltd.	184	172,200
Willis Towers Watson plc	3,280	462,283
		22,712,897

Interactive Media & Services - 0.1%
ANGI Homeservices, Inc., Class A (2)	3,566	83,730
Zillow Group, Inc., Class A (2)	5,162	228,160
		311,890

Internet & Direct Marketing Retail - 0.2%
eBay, Inc. (2)	3,746	123,693
Qurate Retail, Inc. (2)	24,778	550,319
Wayfair, Inc., Class A (1)(2)	447	66,009
		740,021

IT Services - 3.1%
Alliance Data Systems Corp.	1,484	350,461
Amdocs Ltd.	2,905	191,672
Automatic Data Processing, Inc.	4,343	654,316
Black Knight, Inc. (2)	3,132	162,707
Booz Allen Hamilton Holding Corp.	3,195	158,568
Conduent, Inc. (2)	12,526	282,086
CoreLogic, Inc. (2)	464	22,926
DXC Technology Co.	12,431	1,162,547
Fidelity National Information Services, Inc.	7,022	765,890
First Data Corp., Class A (2)	31,148	762,192
Genpact Ltd.	971	29,722
International Business Machines Corp.	23,191	3,506,711
MAXIMUS, Inc.	431	28,041

16 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Okta, Inc. (1)(2)	4,081	287,139
Paychex, Inc.	3,649	268,749
Sabre Corp.	4,576	119,342
Science Applications International Corp.	1,055	85,033
Teradata Corp. (1)(2)	1,231	46,421
Twilio, Inc., Class A (2)	3,189	275,147
		9,159,670

Leisure Products - 0.2%
Brunswick Corp.	751	50,332
Hasbro, Inc.	280	29,434
Mattel, Inc. (1)(2)	18,184	285,489
Polaris Industries, Inc. (1)	1,374	138,705
		503,960

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A (2)	1,092	341,785
IQVIA Holdings, Inc. (2)	6,354	824,368
Thermo Fisher Scientific, Inc.	117	28,557
		1,194,710

Machinery - 4.0%
AGCO Corp.	4,863	295,622
Allison Transmission Holdings, Inc.	4,496	233,837
Barnes Group, Inc.	635	45,104
CNH Industrial NV (1)	65,757	789,742
Colfax Corp. (2)	5,615	202,477
Crane Co.	2,219	218,239
Cummins, Inc.	6,396	934,264
Deere & Co.	7,892	1,186,404
Dover Corp.	8,733	773,132
Flowserve Corp. (1)	9,174	501,726
IDEX Corp.	499	75,179
Illinois Tool Works, Inc.	3,420	482,630
Ingersoll-Rand plc	9,181	939,216
ITT, Inc.	4,012	245,775
Lincoln Electric Holdings, Inc.	1,134	105,961
Middleby Corp. (The) (2)	243	31,432
Navistar International Corp. (2)	3,772	145,222
Nordson Corp.	262	36,392
Oshkosh Corp.	5,374	382,844
PACCAR, Inc.	14,966	1,020,531
Parker-Hannifin Corp.	3,862	710,338
Pentair plc	14,702	637,332
Snap-on, Inc.	2,192	402,451
Stanley Black & Decker, Inc.	5,077	743,476
Timken Co. (The)	5,389	268,642

www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
WABCO Holdings, Inc. (2)	570	67,226
Wabtec Corp.	1,448	151,866
Woodward, Inc.	1,280	103,501
Xylem, Inc.	2,193	175,155
		11,905,716

Media - 3.0%
Altice USA, Inc., Class A	16,154	293,033
AMC Networks, Inc., Class A (1)(2)	2,443	162,069
Cable One, Inc.	51	45,064
CBS Corp., Class B	9,365	538,019
Comcast Corp., Class A	130,990	4,638,356
DISH Network Corp., Class A (2)	11,420	408,379
GCI Liberty, Inc., Class A (2)	6,408	326,808
Interpublic Group of Cos., Inc. (The)	26,658	609,668
John Wiley & Sons, Inc., Class A	2,891	175,195
Liberty Broadband Corp., Class A (2)	8,534	719,672
Omnicom Group, Inc.	12,487	849,366
Tribune Media Co., Class A	5,739	220,550
		8,986,179

Metals & Mining - 0.6%
Nucor Corp.	15,402	977,257
Reliance Steel & Aluminum Co.	5,507	469,692
Steel Dynamics, Inc.	5,592	252,702
		1,699,651

Multi-Utilities - 0.9%
Avista Corp. (1)	5,192	262,508
CenterPoint Energy, Inc.	26,134	722,605
CMS Energy Corp.	15,930	780,570
Consolidated Edison, Inc.	13,795	1,051,041
		2,816,724

Multiline Retail - 1.4%
Dollar General Corp.	8,309	908,174
Kohl’s Corp.	9,446	704,199
Macy’s, Inc.	17,984	624,584
Nordstrom, Inc. (1)	6,243	373,394
Target Corp.	19,113	1,685,958
		4,296,309

Personal Products - 0.1%
Coty, Inc., Class A (1)	25,420	319,275

18 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 3.4%
Allergan plc	11,305	2,153,376
Amneal Pharmaceuticals, Inc. (2)	18,636	413,533
Nektar Therapeutics (2)	11,967	729,508
Pfizer, Inc.	158,438	6,982,363
		10,278,780

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	684	97,477
IHS Markit Ltd. (2)	505	27,250
Manpowergroup, Inc.	4,591	394,642
Nielsen Holdings plc	23,704	655,653
Robert Half International, Inc.	362	25,477
TransUnion	1,193	87,781
		1,288,280

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (2)	4,030	177,723
Jones Lang LaSalle, Inc.	1,876	270,744
		448,467

Road & Rail - 2.0%
AMERCO	459	163,702
Avis Budget Group, Inc. (1)(2)	3,404	109,405
Genesee & Wyoming, Inc., Class A (2)	3,667	333,660
Kansas City Southern	5,756	652,040
Knight-Swift Transportation Holdings, Inc. (1)	4,974	171,504
Norfolk Southern Corp.	9,753	1,760,416
Ryder System, Inc.	3,409	249,096
Schneider National, Inc., Class B	4,691	117,181
Union Pacific Corp.	14,266	2,322,933
		5,879,937

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (2)	4,726	145,986
Cree, Inc. (1)(2)	508	19,238
Cypress Semiconductor Corp. (1)	6,072	87,983
First Solar, Inc. (2)	2,601	125,941
Intel Corp.	50,524	2,389,280
Marvell Technology Group Ltd.	22,356	431,471
Maxim Integrated Products, Inc.	419	23,627
Micron Technology, Inc. (2)	34,945	1,580,562
Qorvo, Inc. (2)	957	73,584
Xilinx, Inc.	1,737	139,255
		5,016,927

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 1.1%
Autodesk, Inc. (2)	8,464	1,321,315
CA, Inc.	9,408	415,363
FireEye, Inc. (1)(2)	2,957	50,269
HubSpot, Inc. (2)	747	112,760
Nuance Communications, Inc. (2)	2,881	49,899
Nutanix, Inc., Class A (2)	6,802	290,582
Symantec Corp.	32,440	690,323
Tableau Software, Inc., Class A (2)	492	54,976
Zendesk, Inc. (2)	2,517	178,707
		3,164,194

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	4,211	708,837
American Eagle Outfitters, Inc.	5,983	148,558
AutoNation, Inc. (2)	3,112	129,303
AutoZone, Inc. (2)	37	28,701
Best Buy Co., Inc.	12,363	981,128
CarMax, Inc. (2)	6,600	492,822
Dick’s Sporting Goods, Inc.	4,037	143,233
Foot Locker, Inc.	4,507	229,767
Gap, Inc. (The)	14,799	426,951
L Brands, Inc.	12,567	380,780
Lowe’s Cos., Inc.	9,110	1,046,010
Michaels Cos., Inc. (The) (1)(2)	3,970	64,433
Penske Automotive Group, Inc.	2,005	95,017
Tiffany & Co.	1,600	206,352
Tractor Supply Co.	503	45,713
Urban Outfitters, Inc. (2)	541	22,127
Williams-Sonoma, Inc. (1)	4,240	278,653
		5,428,385

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	64,614	1,053,854
HP, Inc.	59,808	1,541,252
NCR Corp. (2)	1,829	51,962
Pure Storage, Inc., Class A (2)	9,147	237,365
Seagate Technology plc	15,869	751,397
Xerox Corp.	9,771	263,622
		3,899,452

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	521	51,371
Columbia Sportswear Co.	197	18,335
Deckers Outdoor Corp. (2)	213	25,258
PVH Corp.	3,041	439,120
Ralph Lauren Corp.	1,245	171,250

20 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Skechers U.S.A., Inc., Class A (2)	1,654	46,196
Tapestry, Inc.	3,559	178,911
Under Armour, Inc., Class A (1)(2)	10,700	227,054
VF Corp.	3,854	360,156
		1,517,651

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (2)	1,063	47,038
MGIC Investment Corp. (2)	21,002	279,536
New York Community Bancorp, Inc. (1)	29,392	304,795
Radian Group, Inc.	8,997	185,968
TFS Financial Corp.	2,077	31,176
		848,513

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,126	281,061
Fastenal Co. (1)	929	53,901
MSC Industrial Direct Co., Inc., Class A	2,040	179,744
United Rentals, Inc. (2)	3,024	494,726
Univar, Inc. (2)	6,554	200,946
W.W. Grainger, Inc.	643	229,815
		1,440,193

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp. (1)	5,403	249,240

Water Utilities - 0.3%
American Water Works Co., Inc.	7,380	649,218
Aqua America, Inc.	10,352	381,989
		1,031,207

Wireless Telecommunication Services - 0.3%
Sprint Corp. (2)	30,204	197,534
T-Mobile US, Inc. (2)	11,047	775,279
		972,813

Total Common Stocks (Cost $275,392,347)		297,016,003

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	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	986,070	986,070

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $986,070)		986,070

TOTAL INVESTMENTS (Cost $276,378,417) - 99.7%		298,002,073
Other assets and liabilities, net - 0.3%		853,277
NET ASSETS - 100.0%		298,855,350

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $12,702,613.
(2) Non-income producing security.
See notes to financial statements.

22 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $276,378,417) - including $12,702,613 of securities on loan	$298,002,073
Cash	930,534
Receivable for capital shares sold	765,148
Dividends and interest receivable	286,195
Securities lending income receivable	1,608
Receivable from affiliate	60,804
Directors’ deferred compensation plan	125,614
Other assets	4,101
Total assets	300,176,077

LIABILITIES
Payable for capital shares redeemed	36,696
Deposits for securities loaned	986,070
Payable to affiliates:
Investment advisory fee	37,947
Administrative fee	30,358
Distribution and service fees	9,113
Sub-transfer agency fee	1,568
Directors’ deferred compensation plan	125,614
Accrued expenses	93,361
Total liabilities	1,320,727
NET ASSETS	$298,855,350

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$268,908,352
Distributable earnings	29,946,998
Total	$298,855,350

NET ASSET VALUE PER SHARE
Class A (based on net assets of $44,046,742 and 1,866,481 shares outstanding)	$23.60
Class I (based on net assets of $254,808,608 and 10,733,028 shares outstanding)	$23.74

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.78
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $1,623)	$5,036,068
Interest income	2,944
Securities lending income, net	20,634
Total investment income	5,059,646

EXPENSES
Investment advisory fee	318,635
Administrative fee	254,850
Distribution and service fees:
Class A	97,592
Class C	2,120
Directors’ fees and expenses	11,712
Custodian fees	73,910
Transfer agency fees and expenses	140,257
Accounting fees	48,134
Professional fees	38,964
Registration fees	64,668
Reports to shareholders	22,194
Miscellaneous	21,905
Total expenses	1,094,941
Waiver and/or reimbursement of expenses by affiliate	(475,034)
Reimbursement of expenses-other	(4,101)
Net expenses	615,806
Net investment income	4,443,840

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	6,827,373

Net change in unrealized appreciation (depreciation) on investment securities	6,683,161

Net realized and unrealized gain	13,510,534

Net increase in net assets resulting from operations	$17,954,374
See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended September 30, 2018	Year Ended September 30, 2017
Operations:
Net investment income	$4,443,840	$2,583,858
Net realized gain	6,827,373	7,378,397
Net change in unrealized appreciation (depreciation)	6,683,161	7,938,874
Net increase in net assets resulting from operations	17,954,374	17,901,129

Distributions to shareholders: (1)
Class A shares	(2,198,042)	(474,981)
Class C shares	—	(8,790)
Class I shares	(7,031,652)	(1,820,520)
Class Y shares	—	(139,942)
Total distributions to shareholders	(9,229,694)	(2,444,233)

Capital share transactions:
Class A shares	9,716,909	7,289,279
Class C shares (2)	(1,096,243)	577,018
Class I shares	162,752,116	7,846,089
Class Y shares (2)	(15,194,355)	(882,919)
Net increase in net assets from capital share transactions	156,178,427	14,829,467

TOTAL INCREASE IN NET ASSETS	164,903,107	30,286,363

NET ASSETS
Beginning of year	133,952,243	103,665,880
End of year	$298,855,350	$133,952,243(3)

(1) For the year ended September 30, 2017, the source of distributions was as follows:
Net investment income - Class A ($411,874), Class C ($7,433), Class I ($1,611,803) and Class Y ($123,770)
Net realized capital gain - Class A ($63,107), Class C ($1,357), Class I ($208,717) and Class Y ($16,172)
(2) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(3) Includes accumulated undistributed net investment income of $1,581,890 at September 30, 2017. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.
See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,				Period Ended September 30,
CLASS A SHARES	2018	2017	2016		2015 (1)
Net asset value, beginning	$23.02	$20.10	$17.85		$20.00
Income from investment operations:
Net investment income (2)	0.41	0.46	0.38		0.09
Net realized and unrealized gain (loss)	1.68	2.87	1.98		(2.24)
Total from investment operations	2.09	3.33	2.36		(2.15)
Distributions from:
Net investment income	(0.35)	(0.35)	(0.11)		—
Net realized gain	(1.16)	(0.06)	—	(3)	—
Total distributions	(1.51)	(0.41)	(0.11)		—
Total increase (decrease) in net asset value	0.58	2.92	2.25		(2.15)
Net asset value, ending	$23.60	$23.02	$20.10		$17.85
Total return (4)	9.30%	16.72%	13.24%		(10.75%)	(5)
Ratios to average net assets: (6)
Total expenses	0.71%	0.84%	0.85%		7.30%	(7)
Net expenses	0.57%	0.57%	0.57%		0.57%	(7)
Net investment income	1.80%	2.09%	2.04%		1.79%	(7)
Portfolio turnover	67%	73%	53%		3%	(5)
Net assets, ending (in thousands)	$44,047	$33,233	$22,309		$3,547

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,				Period Ended September 30,
CLASS I SHARES	2018	2017	2016		2015 (1)
Net asset value, beginning	$23.12	$20.18	$17.87		$20.00
Income from investment operations:
Net investment income (2)	0.50	0.53	0.45		0.11
Net realized and unrealized gain (loss)	1.67	2.89	1.97		(2.24)
Total from investment operations	2.17	3.42	2.42		(2.13)
Distributions from:
Net investment income	(0.39)	(0.42)	(0.11)		—
Net realized gain	(1.16)	(0.06)	—	(3)	—
Total distributions	(1.55)	(0.48)	(0.11)		—
Total increase (decrease) in net asset value	0.62	2.94	2.31		(2.13)
Net asset value, ending	$23.74	$23.12	$20.18		$17.87
Total return (4)	9.67%	17.15%	13.60%		(10.65%)	(5)
Ratios to average net assets: (6)
Total expenses	0.47%	0.46%	0.47%		6.88%	(7)
Net expenses	0.22%	0.22%	0.22%		0.22%	(7)
Net investment income	2.15%	2.43%	2.38%		2.09%	(7)
Portfolio turnover	67%	73%	53%		3%	(5)
Net assets, ending (in thousands)	$254,809	$85,240	$67,315		$2,144

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

28 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$297,016,003	(1)	$—	$—	$297,016,003
Short Term Investment of Cash Collateral for Securities Loaned	986,070		—	—	986,070
Total Investments	$298,002,073		$—	$—	$298,002,073

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement,

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CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. For the year ended September 30, 2018, the investment advisory fee amounted to $318,635.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the year ended September 30, 2018, CRM waived or reimbursed expenses of $417,669.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the year ended September 30, 2018, CRM was paid administrative fees of $254,850, of which $57,365 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued the year ended September 30, 2018 amounted to $97,592 and $2,120 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $11,550 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2018. The Fund was also informed that EVD received $70 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $6,236 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended September 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $4,101, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended September 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $290,753,631 and $139,504,857, respectively.

30 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30,
	2018	2017
Ordinary income	$5,436,863	$2,444,233
Long-term capital gains	$3,792,831	$—
During the year ended September 30, 2018, distributable earnings was decreased by $999,828 and paid-in capital was increased by $999,828 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$5,839,375
Undistributed long-term capital gains	$4,535,274
Net unrealized appreciation (depreciation)	$19,572,349
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$278,429,724
Gross unrealized appreciation	$25,744,949
Gross unrealized depreciation	(6,172,600)
Net unrealized appreciation (depreciation)	$19,572,349
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2018, the total value of securities on loan was $12,702,613 and the total value of collateral received was $13,016,272, comprised of cash of $986,070 and U.S. Government and/or agencies securities of $12,030,202.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,016,272	$—	$—	$—	$13,016,272
The carrying amount of the liability for deposits for securities loaned at September 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at September 30, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended September 30, 2018 and September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	967,264	$22,173,593	759,716	$16,617,916
Reinvestment of distributions	95,047	2,163,267	21,348	459,370
Shares redeemed	(687,552)	(15,778,719)	(447,464)	(9,788,007)
Conversion from Class C	47,995	1,158,768	—	—
Net increase	422,754	$9,716,909	333,600	$7,289,279

Class C (1)
Shares sold	4,467	$103,068	34,615	$741,602
Reinvestment of distributions	—	—	393	8,404
Shares redeemed	(1,744)	(40,543)	(7,952)	(172,988)
Conversion to Class A	(48,587)	(1,158,768)	—	—
Net increase (decrease)	(45,864)	($1,096,243)	27,056	$577,018

Class I
Shares sold	7,564,893	$174,693,789	2,003,087	$43,908,877
Reinvestment of distributions	288,601	6,588,758	84,223	1,815,332
Shares redeemed	(1,488,172)	(35,030,476)	(1,735,885)	(37,878,120)
Conversion from Class Y	680,109	16,500,045	—	—
Net increase	7,045,431	$162,752,116	351,425	$7,846,089

Class Y (1)
Shares sold	87,106	$2,042,977	547,783	$11,927,658
Reinvestment of distributions	—	—	6,427	138,442
Shares redeemed	(31,241)	(737,287)	(607,131)	(12,949,019)
Conversion to Class I	(681,029)	(16,500,045)	—	—
Net decrease	(625,164)	($15,194,355)	(52,921)	($882,919)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Value Responsible Index Fund (the Fund), a series of Calvert Responsible Index Series, Inc., including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for the each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 21, 2018

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FEDERAL TAX INFORMATION
The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. For the fiscal year ended September 30, 2018, the Fund designates approximately $4,800,320, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 46.09% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $4,991,432 or, if subsequently determined to be different, the net capital gain of such year.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Responsible Index Series, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director & President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2000
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair & Director	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Directorships in the Last Five Years. Calvert Impact Capital, Inc.; Calvert Ventures, LLC.
Miles D. Harper, III 1962	Director	2005
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (10) (asset management).

36 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Joy V. Jones 1950	Director	2000	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Principal Officers who are not Directors
Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma(2) 1960	Secretary, Vice President and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

James F. Kirchner(2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of EVM and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

(2)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24191 9.30.18

Calvert US Mid-Cap Core Responsible Index Fund

Annual Report September 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Federal Tax Information
38	Management and Organization
40	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
U.S. stocks led the way with double-digit gains in the 12-month period ended September 30, 2018, while global stocks delivered mixed results.
U.S. stocks opened the period on the upswing, as investors anticipated and then cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. Stocks also got a boost from positive U.S. economic data, including the unemployment rate which fell to a 17-year low.
Stocks pulled back in February 2018 amid fears that rising rates would spur inflation and boost the appeal of fixed-income investments at the expense of stocks. After a brief rebound, equity markets weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s imposition of broad new tariffs. The tariffs drew retaliatory action from impacted countries including China, Canada, and certain countries in the European Union.
Stocks bounced back in the final three months of the period. Technology stocks led the advance, overcoming an earlier setback from a wave of data-privacy scandals. U.S. economic indicators remained largely positive throughout the period, prompting the U.S. Federal Reserve to raise its benchmark interest rate three times over the 12-month span.
Overseas equity markets delivered mixed results in the period. After early strength aided by rising corporate profits, European stocks subsequently pulled back amid mounting trade war concerns, before a partial recovery in the final months of the period. Similarly, after early gains, China entered a prolonged stock slump that reached bear market territory in late June 2018. Besides trade war fears, signs of slowing economic growth also weighed on Chinese stocks.
For the 12-month period ended September 30, 2018, all major U.S. stock indexes recorded double-digit gains. The blue-chip Dow Jones Industrial Average®2 advanced 20.76%, while the broader U.S. equity market, as represented by the S&P 500® Index, rose 17.91%. The technology-laden NASDAQ Composite Index surged 25.17% in the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance
For the fiscal year ended September 30, 2018, Calvert US Mid-Cap Core Responsible Index Fund (the Fund) returned 14.55% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell Midcap® Index returned 13.98%; and the Fund’s secondary benchmark, the Calvert US Mid-Cap Core Responsible Index (the Calvert Index), returned 15.30% during the period.
The Fund’s underperformance versus its secondary benchmark was due to Fund expenses and fees, which the Calvert Index does not incur.
Ten of the Fund’s 11 market sectors delivered positive results for the 12-month period. The weakest performing sectors were energy, utilities, and real estate. The strongest performing sectors were information technology, health care, and communications services.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	14.55%	—%	13.01%
Class A with 4.75% Maximum Sales Charge	—	—	9.10	—	11.14
Class I at NAV	10/30/2015	10/30/2015	14.96	—	13.41

Russell Midcap® Index	—	—	13.98%	11.65%	12.60%
Calvert US Mid-Cap Core Responsible Index	—	—	15.30	—	13.84

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.53%	0.87%
Net				0.57	0.22

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$100,000	10/30/2015	$144,420	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Information Technology	19.0%	Alexion Pharmaceuticals, Inc.	0.5%
Industrials	17.6%	Worldplay, Inc., Class A	0.5%
Financials	16.8%	Yum! Brands, Inc.	0.5%
Consumer Discretionary	15.2%	Square, Inc., Class A	0.5%
Health Care	14.0%	Dollar General Corp.	0.5%
Communication Services	4.6%	Centene Corp.	0.5%
Consumer Staples	4.5%	Align Technology, Inc.	0.5%
Utilities	3.8%	O’Reilly Automotive, Inc.	0.5%
Materials	3.6%	Corning, Inc.	0.5%
Real Estate	0.5%	PPG Industries, Inc.	0.4%
Energy	0.4%	Total	4.9%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and approximately the 200 largest companies. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[4]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

6 Excludes cash and cash equivalents.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (4/1/18)	ENDING ACCOUNT VALUE (9/30/18)	EXPENSES PAID DURING PERIOD* (4/1/18 - 9/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,078.00	$2.97**	0.57%
Class I	$1,000.00	$1,079.90	$1.15**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.21	$2.89**	0.57%
Class I	$1,000.00	$1,023.97	$1.12**	0.22%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.1%
Harris Corp.	1,430	241,970
HEICO Corp.	1,400	129,654
Hexcel Corp.	1,506	100,977
Rockwell Collins, Inc.	1,963	275,743
		748,344

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,851	181,250
Expeditors International of Washington, Inc.	2,149	158,016
		339,266

Airlines - 1.0%
Alaska Air Group, Inc.	1,507	103,772
American Airlines Group, Inc. (1)	5,903	243,971
JetBlue Airways Corp. (2)	4,134	80,034
United Continental Holdings, Inc. (2)	3,252	289,623
		717,400

Auto Components - 1.2%
Adient plc (1)	1,125	44,224
Aptiv plc	3,252	272,843
Autoliv, Inc.	1,207	104,623
BorgWarner, Inc.	2,726	116,618
Gentex Corp.	3,423	73,457
Lear Corp.	901	130,645
Veoneer, Inc. (1)(2)	1,025	56,447
Visteon Corp. (2)	433	40,226
		839,083

Automobiles - 0.2%
Harley-Davidson, Inc.	2,195	99,434
Thor Industries, Inc.	606	50,722
		150,156

Banks - 6.6%
Associated Banc-Corp.	2,497	64,922
Bank of Hawaii Corp.	526	41,507
Bank OZK	1,750	66,430
BankUnited, Inc.	1,567	55,472
BOK Financial Corp.	254	24,709
Cathay General Bancorp	905	37,503

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemical Financial Corp.	862	46,031
CIT Group, Inc.	1,526	78,757
Citizens Financial Group, Inc.	6,164	237,745
Columbia Banking System, Inc.	920	35,668
Comerica, Inc.	2,319	209,174
Commerce Bancshares, Inc.	1,249	82,459
Cullen/Frost Bankers, Inc.	824	86,059
East West Bancorp, Inc.	1,954	117,963
Fifth Third Bancorp	8,532	238,213
First Citizens BancShares, Inc., Class A	80	36,182
First Financial Bankshares, Inc. (1)	680	40,188
First Hawaiian, Inc.	1,513	41,093
First Horizon National Corp.	4,436	76,565
First Republic Bank	2,104	201,984
FNB Corp.	3,900	49,608
Glacier Bancorp, Inc.	1,053	45,374
Hancock Whitney Corp.	1,005	47,788
Home BancShares, Inc.	2,309	50,567
Huntington Bancshares, Inc.	14,834	221,323
IBERIABANK Corp.	687	55,887
Investors Bancorp, Inc.	3,074	37,718
KeyCorp	13,738	273,249
M&T Bank Corp.	1,710	281,363
MB Financial, Inc.	1,018	46,940
PacWest Bancorp	1,502	71,570
People’s United Financial, Inc.	5,001	85,617
Pinnacle Financial Partners, Inc.	943	56,721
Popular, Inc.	1,174	60,168
Prosperity Bancshares, Inc.	957	66,368
Regions Financial Corp.	13,985	256,625
Signature Bank	658	75,565
South State Corp.	463	37,966
Sterling Bancorp	2,768	60,896
SVB Financial Group (2)	686	213,229
Synovus Financial Corp.	1,698	77,751
TCF Financial Corp.	1,800	42,858
Texas Capital Bancshares, Inc. (2)	579	47,854
UMB Financial Corp.	541	38,357
Umpqua Holdings Corp.	2,490	51,792
United Bankshares, Inc. (1)	1,331	48,382
Valley National Bancorp (1)	4,766	53,618
Webster Financial Corp.	1,108	65,328
Western Alliance Bancorp (2)	1,119	63,660
Wintrust Financial Corp.	791	67,188
Zions Bancorporation	2,618	131,293
		4,601,247

8 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Beverages - 0.1%
Keurig Dr Pepper, Inc.	2,474	57,323

Biotechnology - 3.3%
Agios Pharmaceuticals, Inc. (1)(2)	618	47,660
Alexion Pharmaceuticals, Inc. (2)	2,709	376,578
Alkermes plc (2)	2,138	90,737
Alnylam Pharmaceuticals, Inc. (2)	1,390	121,653
Amicus Therapeutics, Inc. (1)(2)	2,184	26,405
Array BioPharma, Inc. (1)(2)	2,899	44,065
BioMarin Pharmaceutical, Inc. (2)	2,224	215,661
Bluebird Bio, Inc. (1)(2)	763	111,398
Blueprint Medicines Corp. (2)	582	45,431
Exact Sciences Corp. (1)(2)	1,455	114,829
Exelixis, Inc. (1)(2)	3,817	67,637
FibroGen, Inc. (2)	937	56,923
Immunomedics, Inc. (2)	2,319	48,305
Incyte Corp. (2)	2,435	168,210
Ionis Pharmaceuticals, Inc. (1)(2)	1,735	89,491
Ligand Pharmaceuticals, Inc. (2)	248	68,073
Loxo Oncology, Inc. (1)(2)	357	60,986
Neurocrine Biosciences, Inc. (2)	1,126	138,442
Sage Therapeutics, Inc. (1)(2)	620	87,575
Sarepta Therapeutics, Inc. (1)(2)	736	118,871
Seattle Genetics, Inc. (1)(2)	1,279	98,636
Ultragenyx Pharmaceutical, Inc. (1)(2)	534	40,765
United Therapeutics Corp. (2)	503	64,324
		2,302,655

Building Products - 0.9%
Allegion plc	1,475	133,591
Armstrong World Industries, Inc. (2)	535	37,236
Fortune Brands Home & Security, Inc.	1,705	89,274
Masco Corp.	3,632	132,931
Owens Corning	1,902	103,222
Trex Co., Inc. (2)	741	57,042
USG Corp. (2)	2,121	91,860
		645,156

Capital Markets - 3.5%
Affiliated Managers Group, Inc.	654	89,415
Ameriprise Financial, Inc.	1,723	254,418
Ares Capital Corp.	5,287	90,884
Cboe Global Markets, Inc.	1,379	132,329
E*Trade Financial Corp. (2)	3,628	190,071
Evercore, Inc., Class A	480	48,264
FactSet Research Systems, Inc.	498	111,408

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Franklin Resources, Inc.	3,886	118,173
Houlihan Lokey, Inc.	639	28,710
Invesco Ltd.	5,527	126,458
Legg Mason, Inc.	1,074	33,541
LPL Financial Holdings, Inc.	1,171	75,541
MarketAxess Holdings, Inc.	536	95,671
Moelis & Co., Class A	616	33,757
Morningstar, Inc.	239	30,090
MSCI, Inc.	1,154	204,731
Nasdaq, Inc.	1,552	133,162
Northern Trust Corp.	2,754	281,266
Raymond James Financial, Inc.	1,725	158,786
SEI Investments Co.	1,714	104,725
Stifel Financial Corp.	836	42,853
Virtu Financial, Inc., Class A (1)	945	19,325
		2,403,578

Chemicals - 1.3%
Axalta Coating Systems Ltd. (2)	3,638	106,084
Eastman Chemical Co.	1,938	185,505
International Flavors & Fragrances, Inc.	1,115	155,119
Mosaic Co. (The)	5,089	165,291
PPG Industries, Inc.	2,900	316,477
		928,476

Commercial Services & Supplies - 1.1%
Cintas Corp.	1,027	203,151
Copart, Inc. (2)	2,377	122,487
Deluxe Corp.	609	34,676
KAR Auction Services, Inc.	1,907	113,829
MSA Safety, Inc.	549	58,435
Republic Services, Inc.	2,906	211,150
UniFirst Corp.	195	33,862
		777,590

Communications Equipment - 1.8%
Arista Networks, Inc. (2)	671	178,392
ARRIS International plc (2)	2,250	58,477
Ciena Corp. (2)	1,486	46,423
CommScope Holding Co., Inc. (2)	2,154	66,257
EchoStar Corp., Class A (2)	763	35,380
F5 Networks, Inc. (2)	738	147,172
Juniper Networks, Inc.	3,802	113,946
Lumentum Holdings, Inc. (2)	810	48,559

10 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Motorola Solutions, Inc.	1,885	245,314
Palo Alto Networks, Inc. (2)	1,069	240,803
ViaSat, Inc. (1)(2)	648	41,440
		1,222,163

Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,185	89,005
Quanta Services, Inc. (2)	3,071	102,510
Valmont Industries, Inc.	370	51,245
		242,760

Consumer Finance - 1.4%
Ally Financial, Inc.	5,376	142,195
Credit Acceptance Corp. (2)	155	67,901
Discover Financial Services	4,071	311,228
FirstCash, Inc.	550	45,100
Green Dot Corp., Class A (2)	545	48,407
OneMain Holdings, Inc. (2)	955	32,098
SLM Corp. (2)	5,813	64,815
Synchrony Financial	8,702	270,458
		982,202

Containers & Packaging - 1.5%
AptarGroup, Inc.	1,045	112,588
Ardagh Group S.A.	485	8,095
Avery Dennison Corp.	1,256	136,088
Ball Corp.	4,432	194,964
Berry Global Group, Inc. (2)	2,177	105,345
Crown Holdings, Inc. (1)(2)	2,115	101,520
Sealed Air Corp.	2,828	113,544
Sonoco Products Co.	1,581	87,745
WestRock Co.	3,265	174,482
		1,034,371

Distributors - 0.5%
Genuine Parts Co.	1,694	168,384
LKQ Corp. (2)	4,150	131,430
Pool Corp.	425	70,924
		370,738

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (2)	763	89,912
Chegg, Inc. (2)	1,226	34,855
Graham Holdings Co., Class B	72	41,709
Grand Canyon Education, Inc. (2)	706	79,637
H&R Block, Inc. (1)	3,071	79,078

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Service Corp. International	2,419	106,920
ServiceMaster Global Holdings, Inc. (2)	1,824	113,143
Weight Watchers International, Inc. (1)(2)	526	37,867
		583,121

Diversified Financial Services - 0.1%
Voya Financial, Inc.	2,084	103,512

Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	12,078	256,054
Zayo Group Holdings, Inc. (2)	2,413	83,779
		339,833

Electric Utilities - 1.2%
Alliant Energy Corp.	3,561	151,592
Avangrid, Inc.	1,580	75,729
Eversource Energy	3,793	233,042
Portland General Electric Co.	2,141	97,651
Xcel Energy, Inc.	6,113	288,595
		846,609

Electrical Equipment - 1.3%
Acuity Brands, Inc.	664	104,381
AMETEK, Inc.	2,772	219,321
EnerSys	421	36,682
Hubbell, Inc.	938	125,289
nVent Electric plc	2,910	79,035
Regal-Beloit Corp.	745	61,425
Rockwell Automation, Inc.	1,456	273,029
		899,162

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc. (2)	1,030	75,932
Avnet, Inc.	1,344	60,171
CDW Corp.	1,660	147,607
Coherent, Inc. (1)(2)	312	53,723
Corning, Inc.	9,065	319,995
Dolby Laboratories, Inc., Class A	881	61,644
FLIR Systems, Inc.	1,484	91,222
IPG Photonics Corp. (2)	472	73,665
Jabil, Inc.	1,626	44,032
Keysight Technologies, Inc. (2)	2,518	166,893
National Instruments Corp.	2,161	104,441
SYNNEX Corp.	363	30,746

12 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tech Data Corp. (2)	432	30,918
Trimble, Inc. (2)	3,761	163,453
Zebra Technologies Corp., Class A (2)	580	102,561
		1,527,003

Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	5,215	224,662
Weatherford International plc (1)(2)	28,367	76,875
		301,537

Entertainment - 1.0%
Cinemark Holdings, Inc. (1)	1,428	57,406
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	373	13,271
Lions Gate Entertainment Corp., Class A	858	20,927
Live Nation Entertainment, Inc. (2)	1,753	95,486
Madison Square Garden Co. (The), Class A (2)	234	73,785
Take-Two Interactive Software, Inc. (2)	1,342	185,183
Viacom, Inc., Class B	5,424	183,114
World Wrestling Entertainment, Inc., Class A (1)	544	52,621
Zynga, Inc., Class A (2)	9,220	36,972
		718,765

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	433	55,904
Kroger Co. (The)	10,689	311,157
Performance Food Group Co. (2)	1,334	44,422
US Foods Holding Corp. (2)	3,107	95,758
		507,241

Food Products - 3.0%
Bunge Ltd.	1,880	129,175
Campbell Soup Co.	2,087	76,447
Conagra Brands, Inc.	5,026	170,733
Flowers Foods, Inc.	2,370	44,224
General Mills, Inc.	6,915	296,792
Hershey Co. (The)	1,841	187,782
Hormel Foods Corp. (1)	3,650	143,810
Ingredion, Inc.	1,019	106,954
J. M. Smucker Co. (The)	1,513	155,249
Kellogg Co. (1)	3,274	229,245
Lamb Weston Holdings, Inc.	2,001	133,266
Lancaster Colony Corp.	246	36,706
McCormick & Co., Inc. (1)	1,584	208,692
Pinnacle Foods, Inc.	1,549	100,391
Post Holdings, Inc. (2)	801	78,530
		2,097,996

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Gas Utilities - 1.0%
Atmos Energy Corp.	1,548	145,373
New Jersey Resources Corp.	2,103	96,948
ONE Gas, Inc.	1,120	92,154
Southwest Gas Holdings, Inc.	1,107	87,486
Spire, Inc.	1,217	89,510
UGI Corp.	2,724	151,128
		662,599

Health Care Equipment & Supplies - 3.8%
ABIOMED, Inc. (2)	555	249,611
Align Technology, Inc. (2)	852	333,319
Cantel Medical Corp.	715	65,823
Cooper Cos., Inc. (The)	591	163,796
DENTSPLY SIRONA, Inc.	2,947	111,220
DexCom, Inc. (2)	1,075	153,768
Globus Medical, Inc., Class A (2)	985	55,908
Haemonetics Corp. (2)	635	72,758
Hill-Rom Holdings, Inc.	763	72,027
Hologic, Inc. (2)	3,232	132,447
ICU Medical, Inc. (2)	217	61,357
IDEXX Laboratories, Inc. (2)	1,087	271,380
Inogen, Inc. (2)	209	51,021
Insulet Corp. (1)(2)	704	74,589
Masimo Corp. (2)	537	66,878
Neogen Corp. (2)	604	43,204
Penumbra, Inc. (2)	368	55,090
ResMed, Inc.	1,647	189,965
Teleflex, Inc.	518	137,835
Varian Medical Systems, Inc. (2)	1,146	128,272
West Pharmaceutical Services, Inc.	921	113,716
		2,603,984

Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (2)	1,054	37,101
AmerisourceBergen Corp.	2,069	190,803
Cardinal Health, Inc.	3,787	204,498
Centene Corp. (2)	2,315	335,166
Chemed Corp.	198	63,277
DaVita, Inc. (2)	1,615	115,682
Encompass Health Corp.	1,213	94,553
Envision Healthcare Corp. (2)	1,335	61,050
HealthEquity, Inc. (2)	695	65,615
Henry Schein, Inc. (2)	1,773	150,758
Laboratory Corp. of America Holdings (2)	1,251	217,274
Mednax, Inc. (2)	1,133	52,866
Molina Healthcare, Inc. (2)	666	99,034

14 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Premier, Inc., Class A (2)	880	40,286
Quest Diagnostics, Inc.	1,761	190,030
WellCare Health Plans, Inc. (2)	641	205,434
		2,123,427

Health Care Technology - 0.8%
athenahealth, Inc. (2)	512	68,403
Cerner Corp. (2)	3,418	220,154
Medidata Solutions, Inc. (2)	771	56,522
Teladoc Health, Inc. (2)	745	64,331
Veeva Systems, Inc., Class A (2)	1,482	161,345
		570,755

Hotels, Restaurants & Leisure - 3.8%
Aramark	3,237	139,256
Chipotle Mexican Grill, Inc. (2)	373	169,536
Choice Hotels International, Inc.	488	40,650
Cracker Barrel Old Country Store, Inc. (1)	314	46,199
Darden Restaurants, Inc.	1,687	187,578
Domino’s Pizza, Inc.	614	181,007
Dunkin’ Brands Group, Inc.	1,154	85,073
Hilton Grand Vacations, Inc. (2)	1,315	43,526
Hilton Worldwide Holdings, Inc.	3,472	280,468
Hyatt Hotels Corp., Class A	715	56,907
Marriott Vacations Worldwide Corp.	381	42,577
Planet Fitness, Inc., Class A (2)	1,251	67,592
Royal Caribbean Cruises Ltd.	2,036	264,558
Six Flags Entertainment Corp. (1)	965	67,376
Texas Roadhouse, Inc.	892	61,807
Vail Resorts, Inc.	560	153,675
Wendy’s Co. (The)	2,606	44,667
Wyndham Destinations, Inc.	1,637	70,980
Wyndham Hotels & Resorts, Inc.	1,457	80,965
Yum China Holdings, Inc.	5,440	190,998
Yum! Brands, Inc.	3,766	342,367
		2,617,762

Household Durables - 1.0%
Leggett & Platt, Inc. (1)	1,490	65,247
Lennar Corp., Class A	4,167	194,557
Mohawk Industries, Inc. (2)	751	131,688
Newell Brands, Inc. (1)	5,690	115,507
Toll Brothers, Inc.	2,633	86,968
Whirlpool Corp. (1)	850	100,938
		694,905

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Products - 0.6%
Church & Dwight Co., Inc.	2,935	174,251
Clorox Co. (The)	1,517	228,172
		402,423

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	2,742	52,208

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	1,026	124,967

Insurance - 4.7%
Alleghany Corp.	178	116,150
American Equity Investment Life Holding Co.	1,106	39,108
American Financial Group, Inc.	864	95,878
American National Insurance Co.	108	13,963
Arch Capital Group Ltd. (2)	5,210	155,310
Arthur J. Gallagher & Co.	2,224	165,555
Assurant, Inc.	630	68,009
Assured Guaranty Ltd.	1,444	60,980
Athene Holding Ltd., Class A (2)	2,185	112,877
Axis Capital Holdings Ltd.	1,145	66,078
Brighthouse Financial, Inc. (2)	1,672	73,969
Brown & Brown, Inc.	2,748	81,258
Cincinnati Financial Corp.	1,936	148,704
CNO Financial Group, Inc.	1,929	40,933
Enstar Group Ltd. (2)	120	25,020
Erie Indemnity Co., Class A	270	34,433
Everest Re Group Ltd.	524	119,718
Fidelity National Financial, Inc.	3,361	132,255
First American Financial Corp.	1,508	77,798
Hanover Insurance Group, Inc. (The)	604	74,516
Hartford Financial Services Group, Inc. (The)	4,761	237,860
Kemper Corp.	672	54,063
Lincoln National Corp.	2,700	182,682
Old Republic International Corp.	3,356	75,107
Primerica, Inc.	501	60,396
Principal Financial Group, Inc.	3,564	208,815
Reinsurance Group of America, Inc.	785	113,480
RenaissanceRe Holdings Ltd.	492	65,721
Selective Insurance Group, Inc.	726	46,101
Torchmark Corp.	1,441	124,920
Unum Group	2,792	109,084
White Mountains Insurance Group Ltd.	38	35,563
Willis Towers Watson plc	1,683	237,202
		3,253,506

16 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Interactive Media & Services - 1.0%
ANGI Homeservices, Inc., Class A (2)	818	19,207
IAC/InterActiveCorp (2)	828	179,444
Match Group, Inc. (1)(2)	518	29,997
TripAdvisor, Inc. (1)(2)	1,166	59,548
Twitter, Inc. (2)	9,788	278,566
Yelp, Inc. (2)	969	47,675
Zillow Group, Inc., Class A (2)	1,697	75,007
		689,444

Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (2)	1,338	68,747
Expedia Group, Inc.	1,481	193,241
GrubHub, Inc. (2)	1,116	154,700
Qurate Retail, Inc. (2)	5,305	117,824
Shutterfly, Inc. (2)	389	25,631
Wayfair, Inc., Class A (1)(2)	657	97,019
		657,162

IT Services - 5.4%
Akamai Technologies, Inc. (2)	1,920	140,448
Alliance Data Systems Corp.	597	140,987
Amdocs Ltd.	1,567	103,391
Black Knight, Inc. (2)	1,707	88,679
Booz Allen Hamilton Holding Corp.	1,628	80,798
Broadridge Financial Solutions, Inc.	1,343	177,209
Conduent, Inc. (2)	2,650	59,678
CoreLogic, Inc. (2)	971	47,977
DXC Technology Co.	3,345	312,824
EPAM Systems, Inc. (2)	577	79,453
First Data Corp., Class A (2)	6,934	169,675
Gartner, Inc. (1)(2)	1,201	190,358
Genpact Ltd.	1,567	47,966
GoDaddy, Inc., Class A (2)	1,822	151,936
Jack Henry & Associates, Inc.	921	147,434
MAXIMUS, Inc.	693	45,087
Okta, Inc. (1)(2)	952	66,983
Paychex, Inc.	3,658	269,412
Sabre Corp.	2,677	69,816
Science Applications International Corp.	492	39,655
Square, Inc., Class A (2)	3,430	339,604
Teradata Corp. (1)(2)	1,442	54,378
Total System Services, Inc.	2,239	221,079
Twilio, Inc., Class A (2)	751	64,796

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
VeriSign, Inc. (2)	1,240	198,549
WEX, Inc. (2)	491	98,573
Worldplay, Inc., Class A (2)	3,530	357,483
		3,764,228

Leisure Products - 0.5%
Brunswick Corp.	1,031	69,097
Hasbro, Inc.	1,358	142,753
Mattel, Inc. (1)(2)	3,994	62,706
Polaris Industries, Inc.	766	77,328
		351,884

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	3,772	266,077
Bio-Rad Laboratories, Inc., Class A (2)	298	93,271
Bio-Techne Corp.	475	96,952
Bruker Corp.	1,331	44,522
Charles River Laboratories International, Inc. (2)	524	70,499
ICON plc (2)	668	102,705
IQVIA Holdings, Inc. (2)	2,085	270,508
Mettler-Toledo International, Inc. (2)	295	179,649
PerkinElmer, Inc. (1)	1,263	122,852
PRA Health Sciences, Inc. (2)	672	74,048
Syneos Health, Inc. (2)	665	34,281
Waters Corp. (2)	898	174,822
		1,530,186

Machinery - 6.5%
AGCO Corp.	1,174	71,367
Allison Transmission Holdings, Inc.	2,193	114,058
Barnes Group, Inc.	862	61,228
CNH Industrial NV (1)	14,360	172,464
Colfax Corp. (2)	1,571	56,650
Crane Co.	824	81,040
Cummins, Inc.	1,924	281,039
Donaldson Co., Inc.	1,875	109,237
Dover Corp.	2,052	181,664
Flowserve Corp.	2,137	116,873
Fortive Corp.	3,484	293,353
Gardner Denver Holdings, Inc. (2)	1,991	56,425
Graco, Inc.	2,625	121,642
IDEX Corp.	1,104	166,329
Ingersoll-Rand plc	2,918	298,511
ITT, Inc.	1,396	85,519
Lincoln Electric Holdings, Inc.	963	89,983
Middleby Corp. (The) (2)	899	116,286
Navistar International Corp. (2)	805	30,993

18 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nordson Corp.	874	121,399
Oshkosh Corp.	1,183	84,277
PACCAR, Inc.	4,071	277,601
Parker-Hannifin Corp.	1,532	281,781
Pentair plc	2,752	119,299
Proto Labs, Inc. (2)	402	65,023
Snap-on, Inc.	630	115,668
Stanley Black & Decker, Inc.	1,772	259,492
Timken Co. (The)	1,179	58,773
Toro Co. (The)	1,692	101,469
WABCO Holdings, Inc. (2)	993	117,114
Wabtec Corp.	1,477	154,908
Woodward, Inc.	939	75,928
Xylem, Inc.	2,381	190,170
		4,527,563

Media - 2.0%
Altice USA, Inc., Class A	3,806	69,041
AMC Networks, Inc., Class A (1)(2)	684	45,377
Cable One, Inc.	50	44,180
CBS Corp., Class B	4,400	252,780
Discovery, Inc., Class A (1)(2)	5,762	184,384
DISH Network Corp., Class A (2)	2,805	100,307
GCI Liberty, Inc., Class A (2)	1,268	64,668
Interpublic Group of Cos., Inc. (The)	5,121	117,117
John Wiley & Sons, Inc., Class A	713	43,208
Liberty Broadband Corp., Class A (2)	1,992	167,985
New York Times Co., (The), Class A (1)	2,153	49,842
Omnicom Group, Inc.	2,908	197,802
Tribune Media Co., Class A	1,095	42,081
		1,378,772

Metals & Mining - 0.7%
Nucor Corp.	3,973	252,087
Reliance Steel & Aluminum Co.	1,335	113,862
Steel Dynamics, Inc.	3,357	151,703
		517,652

Multi-Utilities - 1.0%
Avista Corp. (1)	1,686	85,244
CenterPoint Energy, Inc.	5,990	165,624
CMS Energy Corp.	3,621	177,429
Consolidated Edison, Inc.	3,585	273,141
		701,438

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Multiline Retail - 1.1%
Dollar General Corp.	3,097	338,502
Kohl’s Corp.	1,993	148,578
Macy’s, Inc.	3,798	131,904
Nordstrom, Inc.	1,327	79,368
Ollie’s Bargain Outlet Holdings, Inc. (2)	586	56,315
		754,667

Personal Products - 0.1%
Coty, Inc., Class A (1)	5,120	64,307

Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (2)	4,007	88,915
Catalent, Inc. (2)	1,604	73,062
Jazz Pharmaceuticals plc (2)	768	129,124
Nektar Therapeutics (2)	2,456	149,718
Perrigo Co. plc (1)	1,739	123,121
		563,940

Professional Services - 2.1%
ASGN, Inc. (2)	781	61,644
CoStar Group, Inc. (2)	463	194,849
Dun & Bradstreet Corp. (The)	483	68,832
IHS Markit Ltd. (2)	4,655	251,184
Insperity, Inc.	546	64,401
Manpowergroup, Inc.	885	76,074
Nielsen Holdings plc	4,859	134,400
Robert Half International, Inc.	1,818	127,951
TransUnion	2,515	185,054
TriNet Group, Inc. (2)	613	34,524
Verisk Analytics, Inc. (2)	2,031	244,837
		1,443,750

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (2)	4,632	204,271
Jones Lang LaSalle, Inc.	831	119,930
		324,201

Road & Rail - 1.1%
AMERCO	109	38,875
Avis Budget Group, Inc. (2)	990	31,818
Genesee & Wyoming, Inc., Class A (2)	830	75,522
JB Hunt Transport Services, Inc.	1,116	132,737
Kansas City Southern	1,282	145,225
Knight-Swift Transportation Holdings, Inc. (1)	1,633	56,306
Landstar System, Inc.	538	65,636

20 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Old Dominion Freight Line, Inc.	868	139,974
Ryder System, Inc.	657	48,007
Schneider National, Inc., Class B	1,179	29,451
		763,551

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (2)	8,734	269,793
Cree, Inc. (1)(2)	1,317	49,875
Cypress Semiconductor Corp. (1)	4,730	68,538
Entegris, Inc.	1,727	49,997
First Solar, Inc. (2)	1,115	53,988
Integrated Device Technology, Inc. (2)	1,372	64,498
KLA-Tencor Corp.	2,046	208,099
Marvell Technology Group Ltd.	7,855	151,601
Maxim Integrated Products, Inc.	3,351	188,963
Microchip Technology, Inc. (1)	2,752	217,160
MKS Instruments, Inc.	770	61,716
Monolithic Power Systems, Inc.	465	58,371
ON Semiconductor Corp. (2)	5,294	97,568
Qorvo, Inc. (2)	1,508	115,950
Semtech Corp. (2)	752	41,811
Silicon Laboratories, Inc. (2)	496	45,533
Skyworks Solutions, Inc.	2,160	195,934
Teradyne, Inc.	2,317	85,683
Universal Display Corp. (1)	483	56,946
Versum Materials, Inc.	2,038	73,388
Xilinx, Inc.	2,978	238,746
		2,394,158

Software - 4.5%
2U, Inc. (2)	736	55,340
ANSYS, Inc. (2)	962	179,586
Aspen Technology, Inc. (2)	829	94,431
Blackbaud, Inc.	582	59,061
CA, Inc.	3,696	163,178
Cadence Design Systems, Inc. (2)	3,199	144,979
CDK Global, Inc.	1,632	102,098
Citrix Systems, Inc. (2)	1,538	170,964
Ellie Mae, Inc. (2)	457	43,310
Fair Isaac Corp. (2)	364	83,192
FireEye, Inc. (1)(2)	2,147	36,499
Fortinet, Inc. (2)	1,578	145,602
Guidewire Software, Inc. (2)	924	93,333
HubSpot, Inc. (2)	384	57,965
j2 Global, Inc.	498	41,259
LogMeIn, Inc.	597	53,193
New Relic, Inc. (2)	443	41,744

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nuance Communications, Inc. (2)	3,316	57,433
Nutanix, Inc., Class A (2)	1,582	67,583
Paycom Software, Inc. (1)(2)	544	84,543
Pegasystems, Inc.	445	27,857
Proofpoint, Inc. (2)	622	66,137
PTC, Inc. (2)	1,221	129,658
RealPage, Inc. (2)	995	65,571
RingCentral, Inc., Class A (2)	751	69,881
Splunk, Inc. (2)	1,723	208,328
SS&C Technologies Holdings, Inc.	2,476	140,711
Symantec Corp.	7,341	156,217
Synopsys, Inc. (2)	1,758	173,356
Tableau Software, Inc., Class A (2)	806	90,062
Trade Desk, Inc. (The), Class A (2)	379	57,195
Ultimate Software Group, Inc. (The) (2)	334	107,612
Zendesk, Inc. (2)	1,239	87,969
		3,155,847

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	905	152,339
American Eagle Outfitters, Inc.	2,150	53,384
AutoNation, Inc. (2)	620	25,761
AutoZone, Inc. (2)	330	255,981
Best Buy Co., Inc.	2,961	234,985
Burlington Stores, Inc. (2)	858	139,785
CarMax, Inc. (2)	2,087	155,836
Dick’s Sporting Goods, Inc.	1,140	40,447
Five Below, Inc. (2)	563	73,224
Floor & Decor Holdings, Inc., Class A (2)	653	19,701
Foot Locker, Inc.	1,457	74,278
Gap, Inc. (The)	2,930	84,530
L Brands, Inc.	2,463	74,629
Michaels Cos., Inc. (The) (1)(2)	937	15,208
O’Reilly Automotive, Inc. (2)	942	327,175
Penske Automotive Group, Inc.	556	26,349
Tiffany & Co.	1,440	185,717
Tractor Supply Co.	1,495	135,866
Ulta Beauty, Inc. (2)	651	183,660
Urban Outfitters, Inc. (2)	762	31,166
Williams-Sonoma, Inc. (1)	1,014	66,640
		2,356,661

Technology Hardware, Storage & Peripherals - 1.6%
Hewlett Packard Enterprise Co.	17,291	282,016
NCR Corp. (2)	1,355	38,496
NetApp, Inc.	3,041	261,192
Pure Storage, Inc., Class A (2)	2,039	52,912

22 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seagate Technology plc	3,701	175,242
Western Digital Corp.	3,682	215,544
Xerox Corp.	2,803	75,625
		1,101,027

Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	643	63,400
Columbia Sportswear Co.	370	34,436
Deckers Outdoor Corp. (2)	353	41,859
Hanesbrands, Inc. (1)	4,157	76,613
lululemon athletica, inc. (2)	1,275	207,175
Michael Kors Holdings Ltd. (2)	1,751	120,048
PVH Corp.	970	140,068
Ralph Lauren Corp.	747	102,750
Skechers U.S.A., Inc., Class A (2)	1,848	51,614
Tapestry, Inc.	3,544	178,157
Under Armour, Inc., Class A (2)	5,126	108,774
Wolverine World Wide, Inc.	1,058	41,315
		1,166,209

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (2)	1,039	45,976
LendingTree, Inc. (1)(2)	103	23,700
MGIC Investment Corp. (2)	4,379	58,284
New York Community Bancorp, Inc. (1)	5,610	58,176
Radian Group, Inc.	2,607	53,887
TFS Financial Corp.	652	9,786
		249,809

Trading Companies & Distributors - 1.3%
Air Lease Corp.	1,124	51,569
Fastenal Co. (1)	3,583	207,886
HD Supply Holdings, Inc. (2)	3,011	128,841
MSC Industrial Direct Co., Inc., Class A	777	68,461
United Rentals, Inc. (2)	1,090	178,324
Univar, Inc. (2)	1,947	59,695
W.W. Grainger, Inc.	620	221,594
		916,370

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,104	50,928

Water Utilities - 0.5%
American Water Works Co., Inc.	2,420	212,887
Aqua America, Inc.	3,294	121,549
		334,436

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.1%
Sprint Corp. (2)	6,372	41,673

Total Common Stocks (Cost $59,088,633)		69,193,686

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	466,016	466,016

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $466,016)		466,016

TOTAL INVESTMENTS (Cost $59,554,649) - 100.4%		69,659,702
Other assets and liabilities, net - (0.4%)		(272,574)
NET ASSETS - 100.0%		69,387,128

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $4,833,002.
(2) Non-income producing security.
See notes to financial statements.

24 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $59,554,649) - including $4,833,002 of securities on loan	$69,659,702
Cash	235,408
Receivable for capital shares sold	130,364
Dividends and interest receivable	56,514
Securities lending income receivable	759
Receivable from affiliate	9,669
Directors’ deferred compensation plan	33,237
Other assets	1,235
Total assets	70,126,888

LIABILITIES
Payable for capital shares redeemed	156,421
Deposits for securities loaned	466,016
Payable to affiliates:
Investment advisory fee	8,566
Administrative fee	6,853
Distribution and service fees	4,617
Sub-transfer agency fee	1,770
Directors’ deferred compensation plan	33,237
Accrued expenses	62,280
Total liabilities	739,760
NET ASSETS	$69,387,128

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$58,359,906
Distributable earnings	11,027,222
Total	$69,387,128

NET ASSET VALUE PER SHARE
Class A (based on net assets of $22,575,374 and 829,163 shares outstanding)	$27.23
Class I (based on net assets of $46,811,754 and 1,705,598 shares outstanding)	$27.45

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$28.59
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $754)	$903,700
Interest income	692
Securities lending income, net	14,866
Total investment income	919,258

EXPENSES
Investment advisory fee	90,504
Administrative fee	72,363
Distribution and service fees:
Class A	46,247
Class C	1,574
Directors’ fees and expenses	3,137
Custodian fees	57,570
Transfer agency fees and expenses	55,995
Accounting fees	14,502
Professional fees	27,556
Registration fees	71,085
Reports to shareholders	13,105
Miscellaneous	11,942
Total expenses	465,580
Waiver and/or reimbursement of expenses by affiliate	(261,740)
Reimbursement of expenses-other	(1,235)
Net expenses	202,605
Net investment income	716,653

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	1,116,426

Net change in unrealized appreciation (depreciation) on investment securities	6,344,024

Net realized and unrealized gain	7,460,450

Net increase in net assets resulting from operations	$8,177,103

See notes to financial statements.

26 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended September 30, 2018	Year Ended September 30, 2017
Operations:
Net investment income	$716,653	$530,601
Net realized gain	1,116,426	565,402
Net change in unrealized appreciation (depreciation)	6,344,024	2,918,019
Net increase in net assets resulting from operations	8,177,103	4,014,022

Distributions to shareholders: (1)
Class A shares	(444,241)	(113,986)
Class C shares	—	(6,066)
Class I shares	(1,070,731)	(96,662)
Class Y shares	—	(176,554)
Total distributions to shareholders	(1,514,972)	(393,268)

Capital share transactions:
Class A shares	6,224,013	7,880,416
Class C shares (2)	(841,689)	470,016
Class I shares	21,669,312	14,896,589
Class Y shares (2)	(10,333,261)	2,782,466
Net increase in net assets from capital share transactions	16,718,375	26,029,487

TOTAL INCREASE IN NET ASSETS	23,380,506	29,650,241

NET ASSETS
Beginning of year	46,006,622	16,356,381
End of year	$69,387,128	$46,006,622(3)

(1) For the year ended September 30, 2017, the source of distributions was as follows:
Net investment income - Class A ($45,214), Class C ($1,752), Class I ($41,532) and Class Y ($94,169)
Net realized capital gain - Class A ($68,772), Class C ($4,314), Class I ($55,130) and Class Y ($82,385)
(2) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(3) Includes accumulated undistributed net investment income of $379,856 at September 30, 2017. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.
See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,		Period Ended September 30,
CLASS A SHARES	2018	2017	2016 (1)
Net asset value, beginning	$24.44	$21.25	$20.00
Income from investment operations:
Net investment income (2)	0.25	0.38	0.23
Net realized and unrealized gain	3.25	3.22	1.08
Total from investment operations	3.50	3.60	1.31
Distributions from:
Net investment income	(0.24)	(0.16)	(0.06)
Net realized gain	(0.47)	(0.25)	—
Total distributions	(0.71)	(0.41)	(0.06)
Total increase in net asset value	2.79	3.19	1.25
Net asset value, ending	$27.23	$24.44	$21.25
Total return (3)	14.55%	17.12%	6.55%	(4)
Ratios to average net assets: (5)
Total expenses	0.94%	1.53%	3.20%	(6)
Net expenses	0.57%	0.57%	0.57%	(6)
Net investment income	0.95%	1.64%	1.26%	(6)
Portfolio turnover	39%	63%	42%	(4)
Net assets, ending (in thousands)	$22,575	$14,339	$5,442

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,		Period Ended September 30,
CLASS I SHARES	2018	2017	2016 (1)
Net asset value, beginning	$24.56	$21.31	$20.00
Income from investment operations:
Net investment income (2)	0.34	0.52	0.29
Net realized and unrealized gain	3.27	3.17	1.09
Total from investment operations	3.61	3.69	1.38
Distributions from:
Net investment income	(0.25)	(0.19)	(0.07)
Net realized gain	(0.47)	(0.25)	—
Total distributions	(0.72)	(0.44)	(0.07)
Total increase in net asset value	2.89	3.25	1.31
Net asset value, ending	$27.45	$24.56	$21.31
Total return (3)	14.96%	17.50%	6.91%	(4)
Ratios to average net assets: (5)
Total expenses	0.69%	0.87%	2.72%	(6)
Net expenses	0.22%	0.22%	0.22%	(6)
Net investment income	1.31%	2.21%	1.62%	(6)
Portfolio turnover	39%	63%	42%	(4)
Net assets, ending (in thousands)	$46,812	$21,075	$4,791

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

30 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$69,193,686	(1)	$—	$—	$69,193,686
Short Term Investment of Cash Collateral for Securities Loaned	466,016		—	—	466,016
Total Investments	$69,659,702		$—	$—	$69,659,702

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. For the year ended September 30, 2018, the investment advisory fee amounted to $90,504.

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CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the year ended September 30, 2018, CRM waived or reimbursed expenses of $240,286.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the year ended September 30, 2018, CRM was paid administrative fees of $72,363 of which $21,454 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2018 amounted to $46,247 and $1,574 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,529 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2018. The Fund was also informed that EVD received $53 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $8,081 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended September 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,235, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended September 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $39,675,070 and $23,237,960, respectively.

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30,
	2018	2017
Ordinary income	$1,085,075	$393,268
Long-term capital gains	$429,897	$—
During the year ended September 30, 2018, distributable earnings was decreased by $103,570 and paid-in capital was increased by $103,570 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$739,227
Undistributed long-term capital gains	$865,303
Net unrealized appreciation (depreciation)	$9,422,692
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,237,010
Gross unrealized appreciation	$11,115,768
Gross unrealized depreciation	(1,693,076)
Net unrealized appreciation (depreciation)	$9,422,692
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2018, the total value of securities on loan was $4,833,002 and the total value of collateral received was $4,940,520, comprised of cash of $466,016 and U.S. Government and/or agencies securities of $4,474,504.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,940,520	$—	$—	$—	$4,940,520
The carrying amount of the liability for deposits for securities loaned at September 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at September 30, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended September 30, 2018 and September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	332,234	$8,552,502	474,805	$11,202,036
Reinvestment of distributions	16,986	427,720	4,970	110,513
Shares redeemed	(137,039)	(3,535,876)	(149,201)	(3,432,133)
Conversion from Class C	30,328	779,667	—	—
Net increase	242,509	$6,224,013	330,574	$7,880,416

Class C (1)
Shares sold	1,595	$39,353	26,212	$592,894
Reinvestment of distributions	—	—	274	6,066
Shares redeemed	(4,037)	(101,375)	(5,706)	(128,944)
Conversion to Class A	(30,699)	(779,667)	—	—
Net increase (decrease)	(33,141)	($841,689)	20,780	$470,016

Class I
Shares sold	611,183	$15,672,923	834,909	$19,565,148
Reinvestment of distributions	41,505	1,050,499	4,336	96,662
Shares redeemed	(240,884)	(6,319,084)	(206,075)	(4,765,221)
Conversion from Class Y	435,772	11,264,974	—	—
Net increase	847,576	$21,669,312	633,170	$14,896,589

Class Y (1)
Shares sold	41,621	$1,034,568	238,503	$5,387,393
Reinvestment of distributions	—	—	7,945	176,424
Shares redeemed	(4,148)	(102,855)	(121,036)	(2,781,351)
Conversion to Class I	(438,307)	(11,264,974)	—	—
Net increase (decrease)	(400,834)	($10,333,261)	125,412	$2,782,466

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At September 30, 2018, Calvert Aggressive Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 29.1% of the value of the outstanding shares of the Fund.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Mid-Cap Core Responsible Index Fund (the Fund), a series of Calvert Responsible Index Series, Inc., including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 21, 2018

36 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT

FEDERAL TAX INFORMATION
The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. For the fiscal year ended September 30, 2018, the Fund designates approximately $830,804, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 39.48% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $930,664 or, if subsequently determined to be different, the net capital gain of such year.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 37

MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Responsible Index Series, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director & President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2000
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair & Director	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Directorships in the Last Five Years. Calvert Impact Capital, Inc.; Calvert Ventures, LLC.
Miles D. Harper, III 1962	Director	2005
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (10) (asset management).

38 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Joy V. Jones 1950	Director	2000	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Principal Officers who are not Directors
Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma(2) 1960	Secretary, Vice President and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

James F. Kirchner(2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of EVM and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

(2)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 39

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

40 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24193 9.30.18

Calvert International Responsible Index Fund

Annual Report September 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Management’s Discussion of Fund Performance
3	Performance
4	Fund Profile
5	Endnotes and Additional Disclosures
6	Fund Expenses
7	Financial Statements
37	Report of Independent Registered Public Accounting Firm
38	Federal Tax Information
39	Management and Organization
41	Important Notices

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE1

Economic and Market Conditions
Led by higher U.S. stocks, most global stock indexes advanced during the 12-month period ended September 30, 2018.
U.S. stocks opened the period on the upswing as investors anticipated, and then cheered passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes - a key element of the bill - raised corporate-profit expectations. Stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.
Early in the period, global stocks followed U.S. stocks sharply higher. European stocks got a boost from growing economies and rising corporate profits across the region. Key equity indexes in the Asia-Pacific region also rose despite tensions with North Korea. China's stock market advanced behind an accelerating housing market, rising retail sales, and strong foreign trade.
U.S. stocks pulled back in February 2018 amid fears that rising rates would spur inflation and boost the appeal of fixed-income investments at the expense of stocks. After a brief rebound, equity markets weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s imposition of broad new tariffs. The protectionist move drew retaliatory action from impacted countries including China, Canada, and certain countries in the European Union.
European stocks also pulled back even more substantially amid mounting trade war concerns, before a partial recovery in the final months of the period. In China, signs of a slowing economy compounded trade war concerns, sending Chinese stocks into a prolonged slump that reached bear market territory in late June 2018.
U.S. stocks bounced back strongly in the final three months of the period. Technology stocks led the advance, overcoming an earlier setback from a wave of data-privacy scandals. U.S. economic indicators remained largely positive throughout the period, prompting the U.S. Federal Reserve to raise its benchmark interest rate three times over the 12-month span.
For the 12-month period ended September 30, 2018, the MSCI World Index,2 a proxy for global equities, advanced 11.24%. The MSCI EAFE Index of developed-market international equities rose 2.74%, while the MSCI Emerging Markets Index declined fractionally. In the U.S., the blue-chip Dow Jones Industrial Average® advanced 20.76%, while the broader U.S. equity market, as represented by the S&P 500® Index, gained 17.91%.

Fund Performance
For the fiscal year ended September 30, 2018, Calvert International Responsible Index Fund (the Fund) returned 1.67% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the MSCI World ex USA Index, returned 2.67%; and the Fund’s secondary benchmark, the Calvert International Responsible Index (the Calvert Index), returned 2.23% during the period.
The Fund’s underperformance versus its secondary benchmark was due to Fund expenses and fees, which the Calvert Index does not incur.
Eight of the Fund’s 11 market sectors delivered positive results for the 12-month period. The weakest performing sectors were utilities, financials, and communications services. The strongest performing sectors were energy, health care, and consumer staples.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

PERFORMANCE

Performance[2,3]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	1.67%	—%	6.52%
Class A with 4.75% Maximum Sales Charge	—	—	-3.15	—	4.75
Class I at NAV	10/30/2015	10/30/2015	2.04	—	6.90

MSCI World ex USA Index	—	—	2.67%	4.24%	6.89%
Calvert International Responsible Index	—	—	2.23	—	6.78

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.00%	1.43%
Net				0.62	0.27

Growth of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$100,000	10/30/2015	$121,520	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 3

FUND PROFILE

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST HOLDINGS (% of net assets)[6]

Financials	23.5%	Nestle SA	1.6%
Industrials	14.5%	Samsung Electronics Co. Ltd.	1.4%
Health Care	11.5%	Novartis AG	1.2%
Information Technology	10.7%	Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%
Consumer Discretionary	10.6%	Roche Holding AG PC	1.1%
Consumer Staples	9.2%	Unilever plc	1.0%
Communication Services	7.5%	Toyota Motor Corp.	0.9%
Materials	6.3%	SAP SE	0.8%
Real Estate	2.5%	Siemens AG	0.8%
Utilities	2.5%	Royal Bank of Canada	0.7%
Energy	1.2%	Total	10.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.

4 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated on the cover. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

2 MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

4 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

5 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[6]	Excludes cash and cash equivalents.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (4/1/18)	ENDING ACCOUNT VALUE (9/30/18)	EXPENSES PAID DURING PERIOD* (4/1/18 - 9/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$992.30	$3.10**	0.62%
Class I	$1,000.00	$994.10	$1.35**	0.27%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.96	$3.14**	0.62%
Class I	$1,000.00	$1,023.71	$1.37**	0.27%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Australia - 5.2%
Amcor Ltd.	19,619	193,899
AMP Ltd.	36,687	84,572
APA Group	23,193	167,253
ASX Ltd.	2,185	100,503
Australia & New Zealand Banking Group Ltd.	24,708	502,973
BlueScope Steel Ltd.	12,026	147,496
Brambles Ltd.	23,143	182,265
Challenger Ltd.	4,562	36,913
Cochlear Ltd.	692	100,337
Commonwealth Bank of Australia	13,172	679,854
Computershare Ltd.	7,245	104,337
CSL Ltd.	4,272	620,719
Insurance Australia Group Ltd.	23,235	122,837
Lend Lease Group	8,115	115,298
Medibank Pvt Ltd.	31,576	66,395
National Australia Bank Ltd. (1)	24,733	496,540
Qantas Airways Ltd.	22,713	96,808
QBE Insurance Group Ltd.	13,178	105,850
Ramsay Health Care Ltd.	1,727	68,519
REA Group Ltd.	419	25,996
Sonic Healthcare Ltd.	3,482	62,650
Suncorp Group Ltd.	15,453	161,460
Sydney Airport	24,303	120,968
Telstra Corp. Ltd.	123,973	285,620
Transurban Group	36,695	297,388
Westpac Banking Corp.	28,431	571,766
Woolworths Group Ltd.	16,233	329,235
		5,848,451

Austria - 0.3%
ams AG (1)	422	23,752
Andritz AG	767	44,735
Erste Group Bank AG	1,846	76,640
Raiffeisen Bank International AG	860	24,752
Telekom Austria AG	2,137	16,547
Verbund AG	556	27,389
Voestalpine AG	2,986	136,401
		350,216

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Belgium - 1.0%
Ackermans & van Haaren NV	268	46,639
Ageas	2,323	124,881
Colruyt SA (1)	1,088	61,572
Galapagos NV (2)	423	48,050
KBC Groep NV	3,134	233,039
Proximus	2,038	48,684
Sofina SA	195	38,889
Solvay SA	1,094	146,655
Telenet Group Holding NV (2)	493	27,164
UCB SA	1,746	156,903
Umicore SA	2,782	155,398
		1,087,874

Canada - 7.5%
Alimentation Couche-Tard, Inc., Class B	5,861	293,175
Bank of Montreal	5,756	474,776
Bank of Nova Scotia (The) (1)	9,819	585,271
BCE, Inc.	8,529	345,545
BlackBerry Ltd. (2)	4,028	45,592
Bombardier, Inc., Class B (2)	29,550	105,238
Canadian Imperial Bank of Commerce (1)	4,389	411,257
Canadian National Railway Co.	6,729	603,794
Canadian Pacific Railway Ltd.	1,597	337,822
Canadian Tire Corp. Ltd., Class A (1)	731	85,650
CCL Industries, Inc., Class B	1,683	75,860
CGI Group, Inc., Class A (2)	2,555	164,735
Constellation Software, Inc.	201	147,814
Dollarama, Inc.	3,449	108,652
Fairfax Financial Holdings Ltd.	252	136,909
George Weston Ltd.	762	57,679
Gildan Activewear, Inc.	2,212	67,303
Great-West Lifeco, Inc.	3,540	85,893
IGM Financial, Inc. (1)	706	19,404
Intact Financial Corp.	1,549	128,799
Loblaw Cos. Ltd.	2,982	153,204
Magna International, Inc.	3,556	186,797
Metro, Inc.	4,199	130,620
National Bank of Canada (1)	3,137	156,674
Open Text Corp.	2,901	110,389
Power Corp. of Canada	3,731	81,053
Power Financial Corp.	1,835	42,037
Restaurant Brands International, Inc.	4,091	242,514
Rogers Communications, Inc., Class B	4,729	243,214
Royal Bank of Canada	10,404	833,995
Saputo, Inc.	3,574	106,308
Shaw Communications, Inc., Class B	3,645	71,029

8 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shopify, Inc., Class A (2)	916	150,557
Sun Life Financial, Inc.	6,002	238,612
TELUS Corp.	3,573	131,700
TELUS Corp.	1,856	68,412
Thomson Reuters Corp.	2,961	135,115
Toronto-Dominion Bank (The)	13,162	799,818
Waste Connections, Inc. (3)	737	58,748
Waste Connections, Inc. (3)	2,924	233,247
		8,455,211

China - 0.3%
China Resources Pharmaceutical Group Ltd. (4)	11,000	17,467
CSPC Pharmaceutical Group Ltd.	54,000	114,222
Geely Automobile Holdings Ltd.	91,000	181,223
		312,912

Denmark - 1.8%
Ambu A/S, Class B	771	18,506
Chr Hansen Holding A/S	1,099	111,423
Coloplast A/S, Class B	1,058	108,080
Danske Bank A/S	5,260	137,878
DSV A/S	1,302	118,313
Genmab A/S (2)	417	65,499
GN Store Nord AS	766	37,286
H Lundbeck A/S	382	23,580
ISS A/S	1,728	60,710
Novo Nordisk A/S, Class B	17,445	821,050
Novozymes A/S, Class B	2,652	145,458
Orsted A/S (4)	1,897	128,907
Pandora A/S	690	43,037
Rockwool International A/S, Class B	156	66,750
Tryg A/S	1,612	40,140
Vestas Wind Systems A/S	1,630	110,117
William Demant Holding A/S (2)	561	21,059
		2,057,793

Finland - 1.1%
Elisa Oyj	1,333	56,512
Kesko Oyj, Class B	740	40,146
Kone Oyj, Class B	3,054	163,019
Metso Oyj	943	33,375
Neste Oyj	3,211	264,668
Nokia Oyj	38,601	214,612
Sampo Oyj, Class A	2,883	149,192

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Stora Enso Oyj, Class R	4,019	76,747
UPM-Kymmene Oyj	3,648	143,071
Wartsila Oyj Abp	4,111	79,999
		1,221,341

France - 8.4%
Accor SA	2,406	123,601
Aeroports de Paris	273	61,466
Air Liquide SA	3,911	513,601
ALD SA (4)	1,044	19,108
Alstom SA	1,419	63,470
Amundi SA (4)	470	35,197
Arkema SA	903	111,908
Atos SE	870	103,519
AXA SA	18,998	509,065
BioMerieux	314	26,210
BNP Paribas SA	8,770	537,045
Bouygues SA	3,035	131,295
Bureau Veritas SA	2,194	56,654
Capgemini SE	1,437	180,915
Carrefour SA	9,114	174,688
Cie de Saint-Gobain	6,674	287,656
Cie Generale des Etablissements Michelin SCA	1,683	200,876
Cie Plastic Omnium SA	421	15,874
CNP Assurances	1,271	30,638
Credit Agricole SA	10,961	157,564
Danone SA	6,161	478,803
Dassault Systemes SE	1,301	194,678
Edenred	2,106	80,254
Eiffage SA	1,338	149,468
Essilor International Cie Generale d’Optique SA	1,972	291,895
Eurazeo SE	340	26,772
Faurecia SA	678	40,775
Getlink	4,076	52,071
Hermes International	258	170,931
Iliad SA (1)	254	33,178
Imerys SA	408	30,129
Ipsen SA	360	60,607
JC Decaux SA	522	19,102
Kering SA	730	391,539
L’Oreal SA	2,438	587,771
Legrand SA	2,883	210,217
Natixis SA	7,019	47,665
Orange SA	17,161	273,059
Orpea	614	79,432
Peugeot SA	5,484	147,935
Publicis Groupe SA	2,355	140,641

10 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Rubis SCA	1,173	63,530
Sanofi SA	9,030	806,805
Sartorius Stedim Biotech	140	19,277
Schneider Electric SE	5,531	444,123
SCOR SE	1,921	89,061
SEB SA	196	33,337
Societe Generale SA	7,290	313,035
Sodexo SA	1,410	149,526
Suez	3,479	49,488
Teleperformance	530	99,987
Ubisoft Entertainment SA (2)	614	66,300
Valeo SA	2,558	110,764
Veolia Environnement SA	6,595	131,601
Vivendi SA	9,712	249,764
Wendel SA	211	31,440
Worldline SA (2)(4)	286	18,312
		9,523,622

Germany - 8.3%
adidas AG	1,535	375,399
Allianz SE	3,208	713,994
Axel Springer SE	415	27,900
Bayerische Motoren Werke AG	2,943	265,137
Beiersdorf AG	920	103,706
Brenntag AG	1,596	98,428
Carl Zeiss Meditec AG	251	21,099
Commerzbank AG (2)	8,557	88,907
Continental AG	876	152,200
Covestro AG (4)	1,669	135,101
Daimler AG	8,489	534,996
Delivery Hero SE (2)(4)	911	43,745
Deutsche Boerse AG	1,381	184,649
Deutsche Lufthansa AG	4,494	110,300
Deutsche Post AG	9,307	330,904
Deutsche Telekom AG	24,520	394,738
Deutsche Wohnen SE	3,382	162,443
Evonik Industries AG	1,581	56,544
Fielmann AG	364	21,902
Fraport AG Frankfurt Airport Services Worldwide	241	21,276
Fresenius Medical Care AG & Co. KGaA	1,848	189,870
Fresenius SE & Co. KGaA	3,284	240,817
GEA Group AG	1,344	47,838
GRENKE AG	145	17,234
Hannover Rueck SE	393	55,471
Hapag-Lloyd AG (4)	407	15,387
HeidelbergCement AG	3,082	240,728
Hella GmbH & Co. KGaA	220	12,261

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hugo Boss AG	530	40,776
Infineon Technologies AG	11,006	250,451
Innogy SE (2)	1,484	62,908
K&S AG	1,932	40,516
KION Group AG	513	31,499
Lanxess AG	982	71,832
LEG Immobilien AG	977	116,112
Linde AG	966	199,512
Linde AG, Tendered Shares	609	143,820
MAN SE	311	33,809
Merck KGAA	3,676	379,807
MTU Aero Engines AG	523	117,821
Muenchener Rueckversicherungs-Gesellschaft AG	1,175	259,542
OSRAM Licht AG	813	32,282
ProSiebenSat.1 Media SE	1,805	46,764
Puma SE	52	25,657
Rational AG	37	26,784
RTL Group SA	237	16,904
SAP SE	7,451	916,201
Siemens AG	6,681	854,257
Siltronic AG	108	13,207
Sixt SE	157	19,502
STADA Arzneimittel AG	138	12,992
Symrise AG	1,174	107,044
Talanx AG	268	10,183
Telefonica Deutschland Holding AG (4)	4,794	20,251
ThyssenKrupp AG	10,156	256,200
TUI AG	4,227	81,085
United Internet AG	684	32,340
Vonovia SE	5,492	268,604
Wacker Chemie AG	125	15,691
Wirecard AG	800	173,079
Zalando SE (2)(4)	1,040	40,413
		9,380,819

Hong Kong - 3.4%
AIA Group Ltd.	90,200	804,306
Alibaba Health Information Technology Ltd. (1)(2)	52,000	50,850
Bank of East Asia Ltd. (The)	12,800	47,635
BOC Hong Kong Holdings Ltd.	43,350	205,753
Cathay Pacific Airways Ltd.	11,000	16,584
China Everbright International Ltd.	59,777	51,611
China Overseas Land & Investment Ltd.	60,000	187,855
China Resources Gas Group Ltd.	12,000	48,798
China Taiping Insurance Holdings Co. Ltd.	14,400	50,452
Guangdong Investment Ltd.	54,000	95,686
Haier Electronics Group Co. Ltd.	18,000	48,732

12 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hang Lung Properties Ltd.	38,000	74,130
Hang Seng Bank Ltd.	8,279	224,642
Henderson Land Development Co. Ltd.	21,232	106,628
HKT Trust & HKT Ltd.	33,000	45,377
Hong Kong Exchanges & Clearing Ltd.	13,399	382,871
Hongkong Land Holdings Ltd.	10,900	72,195
Hysan Development Co. Ltd.	12,881	65,050
Kerry Properties Ltd.	8,000	27,164
MTR Corp. Ltd.	19,376	101,897
NWS Holdings Ltd.	27,000	53,369
Shangri-La Asia Ltd.	10,000	14,801
Sino Land Co. Ltd.	52,000	89,087
Sun Art Retail Group Ltd.	44,500	57,730
Sun Hung Kai Properties Ltd.	23,848	346,087
Swire Pacific Ltd., Class A	12,393	135,722
Swire Properties Ltd.	13,600	51,570
Techtronic Industries Co. Ltd.	17,993	114,772
WH Group Ltd. (4)	172,502	121,106
Wharf Holdings Ltd. (The)	15,779	42,961
Wheelock & Co. Ltd.	14,000	84,170
		3,819,591

Ireland - 1.4%
AIB Group plc	6,934	35,440
Bank of Ireland Group plc	7,687	58,782
CRH plc	10,717	350,600
DCC plc	1,700	154,193
Glanbia plc	3,352	57,859
Kerry Group plc, Class A	1,690	186,896
Kingspan Group plc	3,138	146,102
Shire plc	8,862	535,406
Smurfit Kappa Group plc	2,306	91,265
		1,616,543

Israel - 0.4%
Azrieli Group Ltd.	327	16,703
Bank Hapoalim BM	5,744	42,061
Bank Leumi Le-Israel BM	7,565	49,856
Check Point Software Technologies Ltd. (2)	1,077	126,731
Nice Ltd. (2)	571	65,039
Teva Pharmaceutical Industries Ltd. ADR	7,410	159,611
		460,001

Italy - 1.8%
A2A SpA	26,327	45,657
Assicurazioni Generali SpA	8,680	149,468
Atlantia SpA	5,731	118,899

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banca Mediolanum SpA	1,415	9,597
DiaSorin SpA	374	39,311
Enel SpA	80,591	411,943
FinecoBank Banca Fineco SpA	2,736	36,484
Intesa Sanpaolo SpA	113,695	289,687
Luxottica Group SpA	1,062	71,975
Mediobanca Banca di Credito Finanziario SpA	4,476	44,544
Moncler SpA	1,214	52,235
Parmalat SpA	5,268	17,339
Pirelli & C SpA (2)(4)	2,077	17,403
Poste Italiane SpA (4)	5,419	43,224
PRADA SpA	7,700	36,790
Prysmian SpA	2,676	62,131
Snam SpA	39,144	162,780
Telecom Italia SpA (2)	155,509	94,002
Terna Rete Elettrica Nazionale SpA	15,273	81,587
UniCredit SpA	14,685	220,344
UnipolSai Assicurazioni SpA	5,520	12,984
		2,018,384

Japan - 18.8%
Acom Co. Ltd. (1)	3,100	12,498
AEON Co. Ltd. (1)	5,179	124,790
AGC, Inc.	3,755	155,841
Aisin Seiki Co. Ltd.	1,000	48,719
Ajinomoto Co., Inc.	6,108	104,922
Alfresa Holdings Corp.	1,300	34,822
ANA Holdings, Inc.	2,867	100,157
Astellas Pharma, Inc.	16,271	284,140
Bandai Namco Holdings, Inc.	2,075	80,615
Bridgestone Corp.	4,700	177,629
Canon, Inc.	7,868	249,491
Central Japan Railway Co.	967	201,327
Chiba Bank Ltd. (The) (1)	4,628	31,607
Chugai Pharmaceutical Co. Ltd.	1,952	125,481
Coca-Cola Bottlers Japan Holdings, Inc. (1)	1,200	32,117
Concordia Financial Group Ltd.	7,700	37,742
CyberAgent, Inc.	600	31,930
Dai Nippon Printing Co. Ltd.	1,329	30,920
Dai-ichi Life Holdings, Inc.	8,494	177,060
Daifuku Co. Ltd.	900	45,868
Daiichi Sankyo Co. Ltd.	4,113	178,290
Daikin Industries Ltd.	2,100	279,518
Daiwa House Industry Co. Ltd.	6,137	181,863
Daiwa Securities Group, Inc.	11,000	66,899
Denso Corp.	3,847	203,229
Disco Corp.	300	50,239

14 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Don Quijote Holdings Co. Ltd.	792	40,078
East Japan Railway Co.	2,426	225,349
Eisai Co. Ltd.	2,125	207,011
FamilyMart UNY Holdings Co. Ltd.	563	58,666
FANUC Corp.	1,951	367,047
Fast Retailing Co. Ltd.	449	227,463
FUJIFILM Holdings Corp.	2,626	118,141
Fujitsu Ltd.	1,462	104,181
Hakuhodo DY Holdings, Inc.	1,300	22,832
Hamamatsu Photonics KK	1,021	40,663
Hankyu Hanshin Holdings, Inc.	1,600	56,742
Hikari Tsushin, Inc.	200	39,527
Hino Motors Ltd.	2,386	26,126
Hitachi Construction Machinery Co. Ltd. (1)	900	30,089
Hitachi High-Technologies Corp.	500	17,264
Hitachi Ltd.	8,449	287,209
Hoshizaki Corp.	352	36,434
HOYA Corp.	3,187	189,279
Hulic Co. Ltd.	2,600	25,513
Japan Airlines Co. Ltd.	3,489	125,402
Japan Exchange Group, Inc.	4,500	78,387
Japan Post Holdings Co. Ltd.	12,400	147,575
Kao Corp.	4,163	336,278
KDDI Corp.	12,718	350,848
Keio Corp.	823	45,046
Kikkoman Corp.	1,809	107,738
Kintetsu Group Holdings Co. Ltd.	1,405	56,505
Kobayashi Pharmaceutical Co. Ltd.	600	44,173
Komatsu Ltd.	8,546	260,062
Kose Corp. (1)	331	63,071
Kubota Corp.	8,394	142,607
Kyocera Corp.	2,513	150,834
Kyowa Hakko Kirin Co. Ltd.	3,006	56,406
Lawson, Inc. (1)	473	28,807
LINE Corp. (1)(2)	500	21,065
LIXIL Group Corp.	1,800	34,658
M3, Inc.	2,800	63,499
Makita Corp.	1,592	79,721
Mazda Motor Corp. (1)	3,906	46,950
McDonald’s Holdings Company (Japan), Ltd.	700	30,741
MEIJI Holdings Co. Ltd.	1,471	98,869
MINEBEA MITSUMI, Inc.	2,500	45,314
MISUMI Group, Inc.	2,100	54,336
Mitsubishi Chemical Holdings Corp.	11,460	109,679
Mitsubishi Electric Corp.	17,507	239,834
Mitsubishi Estate Co. Ltd.	11,608	197,104
Mitsubishi Gas Chemical Co., Inc.	1,500	31,932

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mitsubishi Tanabe Pharma Corp.	1,577	26,394
Mitsubishi UFJ Financial Group, Inc.	88,357	548,934
Mitsui Chemicals, Inc.	1,700	42,509
Mitsui Fudosan Co. Ltd.	10,500	248,334
Mizuho Financial Group, Inc.	177,173	308,777
MS&AD Insurance Group Holdings, Inc.	3,600	120,254
Murata Manufacturing Co. Ltd.	1,926	295,942
NEC Corp.	1,530	42,280
NGK Insulators Ltd.	1,900	31,321
Nidec Corp.	1,690	243,015
Nikon Corp. (1)	2,113	39,706
Nintendo Co. Ltd.	929	338,001
Nippon Express Co. Ltd.	594	39,010
Nippon Paint Holdings Co. Ltd.	1,009	37,662
Nippon Telegraph & Telephone Corp.	9,720	438,667
Nissan Motor Co. Ltd. (1)	18,785	175,781
Nisshin Seifun Group, Inc.	2,786	61,099
Nissin Foods Holdings Co. Ltd.	599	41,203
Nitori Holdings Co. Ltd.	568	81,398
Nitto Denko Corp.	1,659	124,383
Nomura Holdings, Inc.	26,500	126,391
Nomura Research Institute Ltd.	700	35,349
NSK Ltd.	3,712	42,548
NTT Data Corp.	4,235	58,626
NTT DoCoMo, Inc.	8,697	233,754
Obayashi Corp.	7,900	74,823
Obic Co. Ltd.	500	47,291
Odakyu Electric Railway Co. Ltd. (1)	1,546	36,574
Oji Holdings Corp.	7,454	54,131
Omron Corp.	1,982	83,755
Ono Pharmaceutical Co. Ltd.	3,322	94,034
Oracle Corp. Japan	326	26,267
Oriental Land Co. Ltd.	1,297	135,608
ORIX Corp.	9,567	154,905
Otsuka Corp.	688	25,662
Otsuka Holdings Co. Ltd.	3,520	177,546
Pola Orbis Holdings, Inc.	700	25,566
Rakuten, Inc. (1)	5,849	44,809
Recruit Holdings Co. Ltd.	9,479	316,612
Renesas Electronics Corp. (2)	4,100	25,670
Resona Holdings, Inc.	18,033	101,246
Ricoh Co. Ltd. (1)	5,784	62,147
Rohm Co. Ltd.	876	64,088
Ryohin Keikaku Co. Ltd.	200	59,448
Santen Pharmaceutical Co. Ltd.	2,000	31,712
SBI Holdings, Inc.	1,500	46,559
Seiko Epson Corp. (1)	1,559	26,596

16 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sekisui Chemical Co. Ltd.	4,072	75,092
Sekisui House Ltd.	7,070	107,812
Seven & I Holdings Co. Ltd.	7,701	343,348
Sharp Corp.	1,199	24,363
Shimadzu Corp.	2,026	63,490
Shimano, Inc.	672	108,359
Shimizu Corp.	6,600	60,259
Shin-Etsu Chemical Co. Ltd.	3,837	339,222
Shionogi & Co. Ltd.	1,954	127,732
Shiseido Co. Ltd.	2,741	212,285
Shizuoka Bank Ltd. (The)	3,469	31,130
Showa Denko KK	1,400	77,223
SMC Corp.	572	183,081
SoftBank Group Corp.	6,245	623,873
Sompo Holdings, Inc.	2,737	116,621
Sony Corp.	9,600	583,561
Sony Financial Holdings, Inc. (1)	732	16,142
Stanley Electric Co. Ltd.	1,000	34,188
Start Today Co. Ltd.	2,300	69,574
Subaru Corp.	5,353	164,092
Sumco Corp. (1)	1,400	20,395
Sumitomo Chemical Co. Ltd.	14,000	81,933
Sumitomo Dainippon Pharma Co. Ltd. (1)	900	20,670
Sumitomo Electric Industries Ltd.	6,873	107,849
Sumitomo Mitsui Financial Group, Inc. (1)	10,553	424,694
Sumitomo Mitsui Trust Holdings, Inc.	2,916	119,983
Sundrug Co. Ltd.	700	24,978
Suntory Beverage & Food Ltd.	1,800	76,259
Sysmex Corp.	1,126	97,099
T&D Holdings, Inc.	4,719	77,932
Taisho Pharmaceutical Holdings Co. Ltd.	200	24,467
Taiyo Nippon Sanso Corp.	1,300	19,456
Takeda Pharmaceutical Co. Ltd. (1)	6,159	263,347
TDK Corp.	914	99,589
Terumo Corp.	2,073	122,688
Tobu Railway Co. Ltd.	1,617	47,806
Toho Co. Ltd.	900	28,267
Tokio Marine Holdings, Inc.	5,100	253,182
Tokyo Century Corp.	300	18,633
Tokyo Electron Ltd. (1)	1,236	170,346
Tokyu Corp.	4,732	86,530
Toray Industries, Inc.	13,150	98,665
TOTO Ltd.	964	39,981
Toyota Industries Corp.	1,375	81,382
Toyota Motor Corp.	15,935	992,794
Trend Micro, Inc.	793	51,009
Tsuruha Holdings, Inc.	300	36,927

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Unicharm Corp.	3,202	105,940
USS Co. Ltd.	2,800	51,979
West Japan Railway Co.	1,110	77,378
Yahoo Japan Corp.	7,000	25,138
Yakult Honsha Co. Ltd.	1,186	97,264
Yamaha Corp.	1,344	71,216
Yamaha Motor Co. Ltd.	2,125	59,591
Yamato Holdings Co. Ltd. (1)	2,995	91,959
Yaskawa Electric Corp. (1)	2,500	74,253
		21,214,182

Luxembourg - 0.3%
Aroundtown SA	5,719	50,952
B&M European Value Retail SA	9,759	49,183
Eurofins Scientific SE	104	59,169
Tenaris SA	10,206	170,924
		330,228

Netherlands - 3.2%
Aalberts Industries NV	842	35,859
Aegon NV	15,648	101,564
AerCap Holdings NV (2)	1,104	63,502
Akzo Nobel NV	2,536	237,226
ASML Holding NV	3,580	672,161
ASR Nederland NV	1,140	54,339
Core Laboratories NV (1)	902	104,479
GrandVision NV (4)	755	18,603
ING Groep NV	37,856	491,337
Koninklijke Ahold Delhaize NV	15,303	351,090
Koninklijke DSM NV	1,950	206,531
Koninklijke KPN NV	21,807	57,527
Koninklijke Philips NV	8,785	400,433
Koninklijke Vopak NV	1,063	52,370
NN Group NV	2,574	114,884
NXP Semiconductors NV	3,396	290,358
QIAGEN NV (2)(3)	669	25,337
QIAGEN NV (2)(3)	1,931	73,146
Randstad NV	910	48,571
STMicroelectronics NV	6,644	121,730
Wolters Kluwer NV	2,405	149,927
		3,670,974

Norway - 0.8%
DNB ASA	8,426	177,321
Gjensidige Forsikring ASA	1,120	18,876
Marine Harvest ASA	6,392	148,115
Norsk Hydro ASA	23,890	143,265

18 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Orkla ASA	12,052	101,828
Schibsted ASA, Class A	1,510	56,682
Telenor ASA	6,578	128,637
Yara International ASA	1,880	92,267
		866,991

Portugal - 0.2%
EDP - Energias de Portugal SA	32,720	120,850
Jeronimo Martins SGPS SA	4,831	71,207
		192,057

Singapore - 0.9%
CapitaLand Ltd.	33,841	83,356
City Developments Ltd.	7,630	50,870
DBS Group Holdings Ltd.	14,429	275,264
Oversea-Chinese Banking Corp. Ltd.	26,271	219,828
Singapore Airlines Ltd.	7,056	50,262
Singapore Telecommunications Ltd.	58,212	137,945
United Overseas Bank Ltd.	11,459	226,526
		1,044,051

South Korea - 3.6%
Amorepacific Corp.	279	65,623
AMOREPACIFIC Group	191	16,061
Celltrion Healthcare Co. Ltd. (2)	339	28,183
Coway Co. Ltd.	362	28,324
Hana Financial Group, Inc.	2,333	93,676
Hyundai Engineering & Construction Co. Ltd.	616	37,465
Hyundai Mobis Co. Ltd.	581	119,382
Hyundai Motor Co.	1,417	165,404
Industrial Bank of Korea	3,800	52,223
Kakao Corp.	278	29,812
KB Financial Group, Inc.	3,034	147,768
Kia Motors Corp.	2,368	74,904
KT Corp.	614	16,692
LG Chem Ltd.	575	189,430
LG Corp.	619	40,517
LG Display Co. Ltd.	1,298	22,429
LG Electronics, Inc.	1,000	63,991
LG Household & Health Care Ltd.	74	85,109
NAVER Corp.	223	143,937
NCSoft Corp.	122	48,675
Netmarble Corp. (4)	193	20,004
Samsung Biologics Co. Ltd. (2)(4)	146	70,258
Samsung C&T Corp.	623	72,699
Samsung Electro-Mechanics Co. Ltd.	344	43,086
Samsung Electronics Co. Ltd.	37,271	1,559,823

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Samsung Fire & Marine Insurance Co. Ltd.	208	53,246
Samsung Life Insurance Co. Ltd.	461	40,437
Samsung SDI Co. Ltd.	391	91,061
Samsung SDS Co. Ltd.	165	34,355
Shinhan Financial Group Co. Ltd.	3,099	125,226
SK Hynix, Inc.	4,356	288,184
SK Telecom Co. Ltd.	412	104,456
Woori Bank	2,717	41,372
		4,013,812

Spain - 2.6%
Aena SME SA (4)	611	105,860
Amadeus IT Group SA, Class A	3,650	338,315
Banco Bilbao Vizcaya Argentaria SA	46,412	294,263
Banco de Sabadell SA	53,760	83,108
Banco Santander SA	117,603	588,798
Bankia SA	7,310	28,536
Bankinter SA	4,041	37,120
CaixaBank SA	24,265	110,355
Cellnex Telecom SA (4)	1,731	45,399
EDP Renovaveis SA	1,719	17,448
Enagas SA	4,378	118,001
Grifols SA	3,444	96,838
Iberdrola SA	62,480	458,906
Industria de Diseno Textil SA	8,686	262,418
Mapfre SA	5,102	15,958
Red Electrica Corp. SA	3,987	83,351
Siemens Gamesa Renewable Energy SA (1)(2)	1,605	20,252
Telefonica SA	31,995	252,387
		2,957,313

Sweden - 2.8%
Alfa Laval AB	2,018	54,604
Assa Abloy AB, Class B	9,388	188,172
Atlas Copco AB, Class A	8,259	237,514
Boliden AB	5,294	147,231
Electrolux AB, Series B	1,455	32,052
Epiroc AB, Class A (2)	7,933	88,589
Essity AB, Class B	5,064	127,113
Hennes & Mauritz AB, Class B (1)	6,979	128,927
Hexagon AB, Class B	2,036	119,201
Husqvarna AB, Class B	5,652	48,050
ICA Gruppen AB (1)	534	16,938
Industrivarden AB, Class C	2,025	44,903
Investment AB Latour, Class B (1)	1,139	14,173
Kinnevik AB, Class B	1,797	54,263
Nibe Industrier AB, Class B	3,212	38,460

20 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nordea Bank AB	23,259	253,072
Sandvik AB	10,124	179,238
Securitas AB, Class B	1,810	31,468
Skandinaviska Enskilda Banken AB, Class A	11,331	126,319
Skanska AB, Class B	2,918	57,215
SKF AB, Class B	4,816	94,764
Svenska Cellulosa AB SCA, Class B	5,908	66,816
Svenska Handelsbanken AB, Class A	10,645	134,251
Swedbank AB, Class A	6,999	173,100
Swedish Orphan Biovitrum AB (2)	1,828	53,451
Tele2 AB, Class B	4,321	51,931
Telefonaktiebolaget LM Ericsson, Class B	21,659	191,699
Trelleborg AB, Class B	2,151	43,769
Volvo AB, Class B	18,038	318,135
		3,115,418

Switzerland - 8.5%
ABB Ltd.	15,893	375,945
Adecco Group AG	1,011	53,146
Baloise Holding AG	278	42,364
Banque Cantonale Vaudoise	15	11,114
Barry Callebaut AG	26	49,234
Chocoladefabriken Lindt & Sprungli AG PC	21	146,968
Chubb Ltd.	3,018	403,326
Cie Financiere Richemont SA	4,569	372,512
Clariant AG	1,321	34,364
Coca-Cola HBC AG	2,145	73,078
Dufry AG (1)	238	26,890
Ferguson plc	3,390	287,546
Flughafen Zuerich AG	125	25,258
Garmin Ltd.	602	42,170
Geberit AG	241	111,858
Georg Fischer AG	43	48,705
Givaudan SA	72	177,162
Helvetia Holding AG	25	15,229
Julius Baer Group Ltd.	1,251	62,520
Kuehne & Nagel International AG	469	74,419
Logitech International SA	1,901	85,258
Lonza Group AG	605	206,969
Nestle SA	21,885	1,821,632
Novartis AG	15,827	1,362,364
OC Oerlikon Corp. AG	1,450	19,927
Partners Group Holding AG	121	95,919
Roche Holding AG PC	4,997	1,208,351
Schindler Holding AG PC	575	143,495
SGS SA	41	107,950
Sika AG	2,101	305,736

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sonova Holding AG	441	87,524
Straumann Holding AG	85	64,036
Swatch Group AG (The), Bearer Shares	350	139,102
Swiss Life Holding AG	186	70,526
Swiss Prime Site AG	609	51,957
Swiss Re AG	2,044	188,327
Swisscom AG	141	63,952
TE Connectivity Ltd.	3,028	266,252
Temenos AG	344	56,028
UBS Group AG	25,059	395,647
Vifor Pharma AG	225	39,008
Zurich Insurance Group AG	1,060	334,223
		9,547,991

Taiwan - 2.6%
ASE Technology Holding Co. Ltd.	16,904	41,288
Asustek Computer, Inc.	5,769	49,907
Catcher Technology Co. Ltd.	7,000	76,950
Cathay Financial Holding Co. Ltd.	68,952	118,501
China Steel Corp.	231,000	192,890
Chunghwa Telecom Co. Ltd.	39,111	140,876
Delta Electronics, Inc.	18,319	78,530
E.Sun Financial Holding Co. Ltd.	81,518	60,187
Far EasTone Telecommunications Co. Ltd.	14,073	33,554
First Financial Holding Co. Ltd.	74,470	50,717
Fubon Financial Holding Co. Ltd.	53,000	89,895
Globalwafers Co. Ltd.	2,000	22,040
Hua Nan Financial Holdings Co. Ltd.	52,229	31,635
MediaTek, Inc.	10,883	87,816
Mega Financial Holding Co. Ltd.	64,668	58,221
Nanya Technology Corp.	26,000	49,649
President Chain Store Corp.	5,828	68,425
Quanta Computer, Inc.	19,398	33,803
Taiwan Cooperative Financial Holding Co. Ltd.	25,403	15,472
Taiwan Mobile Co. Ltd.	26,748	95,908
Taiwan Semiconductor Manufacturing Co. Ltd.	158,240	1,350,346
Uni-President Enterprises Corp.	65,000	169,585
United Microelectronics Corp.	77,518	40,900
Yageo Corp.	2,198	33,006
		2,990,101

United Kingdom - 13.9%
3i Group plc	10,242	125,412
Admiral Group plc	2,809	76,144
Aon plc	2,391	367,688
Ashtead Group plc	6,680	211,945
ASOS plc (2)	808	60,589

22 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AstraZeneca plc	10,261	799,784
Atlassian Corp. plc, Class A (2)	2,603	250,252
Aviva plc	44,595	284,537
Barratt Developments plc	17,099	126,275
Bellway plc	1,671	65,582
Berkeley Group Holdings plc	2,335	111,862
BT Group plc	104,460	306,626
Bunzl plc	4,555	143,201
Burberry Group plc	6,790	178,301
Coca-Cola European Partners plc	4,155	188,928
Compass Group plc	18,426	409,671
ConvaTec Group plc (4)	15,993	48,390
Croda International plc	1,683	114,080
Direct Line Insurance Group plc	13,610	57,445
DS Smith plc	18,143	113,011
easyJet plc	5,623	96,221
GlaxoSmithKline plc	37,987	761,818
Halma plc	5,490	103,359
Hargreaves Lansdown plc	3,504	102,004
Hiscox Ltd.	3,947	84,594
Informa plc	19,704	195,710
InterContinental Hotels Group plc	1,949	121,320
International Consolidated Airlines Group SA	23,513	202,137
Intertek Group plc	1,903	123,795
Investec plc	9,509	66,707
ITV plc	55,041	112,964
J Sainsbury plc	32,987	138,199
Janus Henderson Group plc	2,081	56,104
John Wood Group plc	12,482	125,229
Johnson Matthey plc	2,453	113,827
Just Eat plc (2)	5,713	49,861
Kingfisher plc	28,284	95,634
Legal & General Group plc	67,891	231,766
Liberty Global plc, Class A (2)	8,952	258,981
Lloyds Banking Group plc	599,032	460,708
London Stock Exchange Group plc	3,681	219,964
Marks & Spencer Group plc	21,672	81,540
Mediclinic International plc	4,256	23,770
Melrose Industries plc	52,042	135,464
Merlin Entertainments plc (4)	8,155	42,530
Micro Focus International plc	5,508	102,431
Mondi plc	6,694	183,280
National Grid plc	38,649	399,196
NEX Group plc	2,911	37,636
Next plc	1,523	108,995
NMC Health plc	1,504	66,484
Ocado Group plc (2)	13,005	152,356

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pearson plc	9,744	112,800
Persimmon plc	4,758	146,486
Prudential plc	21,564	494,421
Quilter plc (4)	17,197	29,878
RELX plc (3)	15,223	320,241
RELX plc (3)	15,265	320,706
Renishaw plc	391	24,135
Rentokil Initial plc	23,512	97,404
Rightmove plc	12,460	76,466
Royal Mail plc	14,490	90,075
RSA Insurance Group plc	11,327	84,864
Sage Group plc (The)	11,344	86,640
Schroders plc	1,831	73,750
Sky plc	11,609	261,591
Smiths Group plc	5,905	114,971
Spirax-Sarco Engineering plc	1,274	121,033
SSE plc	20,822	310,953
St James’s Place plc	5,784	86,214
Standard Chartered plc	32,654	270,545
Standard Life Aberdeen plc	33,625	133,983
STERIS plc	1,143	130,759
Subsea 7 SA	4,250	62,679
Taylor Wimpey plc	62,259	139,161
TechnipFMC plc	7,750	242,187
Tesco plc	111,855	349,716
Unilever plc	20,642	1,133,950
United Utilities Group plc	12,576	115,447
Vodafone Group plc	209,139	448,106
Weir Group plc (The)	4,395	100,829
Whitbread plc	2,407	147,939
WM Morrison Supermarkets plc	45,532	153,943
WPP plc	17,264	252,824
		15,629,003

United States - 0.2%
Flex Ltd. (2)	3,979	52,204
Sensata Technologies Holding plc (2)	2,661	131,853
		184,057

Total Common Stocks (Cost $108,083,550)		111,908,936

24 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,455,001	1,455,001

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,455,001)		1,455,001

TOTAL INVESTMENTS (Cost $109,538,551) - 100.6%		113,363,937
Other assets and liabilities, net - (0.6%)		(695,824)
NET ASSETS - 100.0%		112,668,113

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $3,425,092.
(2) Non-income producing security.
(3) Securities are traded on separate exchanges for the same entity.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,036,543, which represents 0.9% of the net assets of the Fund as of September 30, 2018.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At September 30, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.5%
Industrials	14.5%
Health Care	11.5%
Information Technology	10.7%
Consumer Discretionary	10.6%
Consumer Staples	9.2%
Communication Services	7.5%
Materials	6.3%
Real Estate	2.5%
Utilities	2.5%
Energy	1.2%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 25

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $109,538,551) - including $3,425,092 of securities on loan	$113,363,937
Cash	965,835
Cash denominated in foreign currency, at value (cost $129,393)	129,387
Receivable for capital shares sold	52,465
Dividends and interest receivable	243,675
Securities lending income receivable	1,027
Tax reclaims receivable	74,776
Receivable from affiliate	49,160
Directors’ deferred compensation plan	46,840
Other assets	1,607
Total assets	114,928,709

LIABILITIES
Payable for investments purchased	580,714
Payable for capital shares redeemed	42,349
Deposits for securities loaned	1,455,001
Payable to affiliates:
Investment advisory fee	13,355
Administrative fee	10,684
Distribution and service fees	5,005
Sub-transfer agency fee	1,185
Directors’ deferred compensation plan	46,840
Accrued expenses	105,463
Total liabilities	2,260,596
NET ASSETS	$112,668,113

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$107,864,895
Distributable earnings	4,803,218
Total	$112,668,113

NET ASSET VALUE PER SHARE
Class A (based on net assets of $24,414,618 and 1,053,037 shares outstanding)	$23.18
Class I (based on net assets of $88,253,495 and 3,760,354 shares outstanding)	$23.47

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.34
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

26 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $269,508)	$2,379,013
Interest income	2,088
Securities lending income, net	21,159
Total investment income	2,402,260

EXPENSES
Investment advisory fee	119,892
Administrative fee	95,379
Distribution and service fees:
Class A	40,037
Class C	920
Directors’ fees and expenses	4,387
Custodian fees	176,143
Transfer agency fees and expenses	45,990
Accounting fees	38,244
Professional fees	28,461
Registration fees	77,768
Reports to shareholders	19,973
Miscellaneous	28,075
Total expenses	675,269
Waiver and/or reimbursement of expenses by affiliate	(398,590)
Reimbursement of expenses-other	(1,607)
Net expenses	275,072
Net investment income	2,127,188

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(492,322)
Foreign currency transactions	(42,434)
(534,756)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(848,865)
Foreign currency	(2,279)
(851,144)

Net realized and unrealized loss	(1,385,900)

Net increase in net assets resulting from operations	$741,288
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 27

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Year Ended September 30, 2018	Year Ended September 30, 2017
Operations:
Net investment income	$2,127,188	$665,223
Net realized loss	(534,756)	(174,842)
Net change in unrealized appreciation (depreciation)	(851,144)	4,494,615
Net increase in net assets resulting from operations	741,288	4,984,996

Distributions to shareholders: (1)
Class A shares	(109,069)	(83,082)
Class C shares	—	(4,826)
Class I shares	(789,465)	(47,539)
Class Y shares	—	(160,208)
Total distributions to shareholders	(898,534)	(295,655)

Capital share transactions:
Class A shares	18,640,233	1,683,167
Class C shares (2)	(437,424)	170,293
Class I shares	57,589,636	25,132,536
Class Y shares (2)	(9,188,848)	2,422,866
Net increase in net assets from capital share transactions	66,603,597	29,408,862

TOTAL INCREASE IN NET ASSETS	66,446,351	34,098,203

NET ASSETS
Beginning of year	46,221,762	12,123,559
End of year	$112,668,113	$46,221,762(3)

(1) For the year ended September 30, 2017, the source of distributions was from net investment income.
(2) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(3) Includes accumulated undistributed net investment income of $639,641 at September 30, 2017. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.
See notes to financial statements.

28 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,		Period Ended September 30,
CLASS A SHARES	2018	2017	2016 (1)
Net asset value, beginning	$23.11	$20.03	$20.00
Income from investment operations:
Net investment income (2)	0.62	0.41	0.43
Net realized and unrealized gain (loss)	(0.23)	3.10	(0.38)
Total from investment operations	0.39	3.51	0.05
Distributions from:
Net investment income	(0.32)	(0.43)	(0.02)
Total distributions	(0.32)	(0.43)	(0.02)
Total increase in net asset value	0.07	3.08	0.03
Net asset value, ending	$23.18	$23.11	$20.03
Total return (3)	1.67%	17.98%	0.25%	(4)
Ratios to average net assets: (5)
Total expenses	1.03%	3.00%	5.53%	(6)
Net expenses	0.62%	0.62%	0.62%	(6)
Net investment income	2.66%	1.96%	2.47%	(6)
Portfolio turnover	24%	26%	35%	(4)
Net assets, ending (in thousands)	$24,415	$5,968	$3,714

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT 29

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,		Period Ended September 30,
CLASS I SHARES	2018	2017	2016 (1)
Net asset value, beginning	$23.32	$20.08	$20.00
Income from investment operations:
Net investment income (2)	0.64	0.63	0.51
Net realized and unrealized gain (loss)	(0.17)	3.00	(0.40)
Total from investment operations	0.47	3.63	0.11
Distributions from:
Net investment income	(0.32)	(0.39)	(0.03)
Total distributions	(0.32)	(0.39)	(0.03)
Total increase in net asset value	0.15	3.24	0.08
Net asset value, ending	$23.47	$23.32	$20.08
Total return (3)	2.04%	18.42%	0.56%	(4)
Ratios to average net assets: (5)
Total expenses	0.79%	1.43%	4.81%	(6)
Net expenses	0.27%	0.27%	0.27%	(6)
Net investment income	2.71%	2.85%	2.90%	(6)
Portfolio turnover	24%	26%	35%	(4)
Net assets, ending (in thousands)	$88,253	$30,815	$2,571

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

30 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C shares and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

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Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$8,455,211	$—		$—	$8,455,211
Israel	286,342	173,659		—	460,001
Netherlands	531,485	3,139,489		—	3,670,974
Switzerland	711,748	8,836,243		—	9,547,991
United Kingdom	1,815,605	13,813,398		—	15,629,003
United States	184,057	—		—	184,057
Other Countries(1)	—	73,961,699		—	73,961,699
Total Common Stocks	$11,984,448	$99,924,488	(2)	$—	$111,908,936
Short Term Investment of Cash Collateral for Securities Loaned	1,455,001	—		—	1,455,001
Total Investments	$13,439,449	$99,924,488		$—	$113,363,937

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

32 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% the Fund’s average daily net assets. For the year ended September 30, 2018, the investment advisory fee amounted to $119,892.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.62% and 0.27% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.37 % and 0.37% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the year ended September 30, 2018, CRM waived or reimbursed expenses of $373,469.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the year ended September 30, 2018, CRM was paid administrative fees of $95,379, of which $25,121 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2018 amounted to $40,037 and $920 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,879 as its portion of the sales charge on sales of Class A shares and $489 of contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $4,871 and are included in transfer agency fees and expenses on the Statement of Operations.

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Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended September 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,607, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the year ended September 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $86,312,589 and $18,924,770, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30,
	2018	2017
Ordinary income	$898,534	$295,655
During the year ended September 30, 2018, distributable earnings was decreased by $91,364 and paid-in capital was increased by $91,364 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,868,559
Post October and deferred capital losses	($256,269)
Net unrealized appreciation (depreciation)	$3,190,928
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $64,899 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $15,693 are short-term and $49,206 are long term.
Additionally, at September 30, 2018, the Fund had a net capital loss of $191,370 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2019.

34 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$110,174,538
Gross unrealized appreciation	$7,377,045
Gross unrealized depreciation	(4,187,646)
Net unrealized appreciation (depreciation)	$3,189,399
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2018, the total value of securities on loan was $3,425,092 and the total value of collateral received was $3,609,470 comprised of cash of $1,455,001 and U.S. Government and/or agencies securities of $2,154,469.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,609,470	$—	$—	$—	$3,609,470
The carrying amount of the liability for deposits for securities loaned at September 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed ($25 million committed and $25 million uncommitted prior to August 7, 2018) unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% (1.25% prior to August 7, 2018) per annum. A commitment fee of 0.20% (0.25% prior to August 7, 2018) per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at September 30, 2018. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the years ended September 30, 2018 and September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	895,591	$20,996,189	190,314	$4,046,473
Reinvestment of distributions	4,353	102,689	4,263	81,457
Shares redeemed	(125,555)	(2,940,089)	(121,822)	(2,444,763)
Conversion from Class C	20,436	481,444	—	—
Net increase	794,825	$18,640,233	72,755	$1,683,167

Class C (1)
Shares sold	2,525	$58,247	12,399	$266,656
Reinvestment of distributions	—	—	253	4,826
Shares redeemed	(614)	(14,227)	(5,097)	(101,189)
Conversion to Class A	(20,667)	(481,444)	—	—
Net increase (decrease)	(18,756)	($437,424)	7,555	$170,293

Class I
Shares sold	2,323,891	$54,818,645	1,366,993	$28,762,562
Reinvestment of distributions	33,082	788,017	2,472	47,539
Shares redeemed	(331,397)	(7,841,439)	(175,844)	(3,677,565)
Conversion from Class Y	413,119	9,824,413	—	—
Net increase	2,438,695	$57,589,636	1,193,621	$25,132,536

Class Y (1)
Shares sold	32,376	$760,383	196,477	$4,230,805
Reinvestment of distributions	—	—	8,401	160,208
Shares redeemed	(5,322)	(124,818)	(94,660)	(1,968,147)
Conversion to Class I	(417,047)	(9,824,413)	—	—
Net increase (decrease)	(389,993)	($9,188,848)	110,218	$2,422,866

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At September 30, 2018, Calvert Aggressive Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 34.6% of the value of the outstanding shares of the Fund.
NOTE 8 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

36 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert International Responsible Index Fund (the Fund), a series of Calvert Responsible Index Series, Inc., including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 21, 2018

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FEDERAL TAX INFORMATION
The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. For the fiscal year ended September 30, 2018, the Fund designates approximately $1,981,036, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. For the fiscal year ended September 30, 2018, the Fund paid foreign taxes of $187,865 and recognized foreign source income of $2,647,885.

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MANAGEMENT AND ORGANIZATION
Fund Management. The Directors of Calvert Responsible Index Series, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Independent Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Director oversees 37 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Director
John H. Streur(1) 1960	Director & President	2015
President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).
Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Directors
Richard L. Baird, Jr 1948	Director	2000
Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.
Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair & Director	2016
Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).
Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Director	2016
Former Chair of the U.S. Equal Employment Opportunity Commission.
Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Directorships in the Last Five Years. Calvert Impact Capital, Inc.; Calvert Ventures, LLC.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 39

Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Miles D. Harper, III 1962	Director	2005
Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999 - September 2014).
Directorships in the Last Five Years. Bridgeway Funds (10) (asset management).

Joy V. Jones 1950	Director	2000	Attorney. Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
Anthony A. Williams 1951	Director	2016
CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).
Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Principal Officers who are not Directors
Name and Year of Birth	Position with Corporation	Position Start Date	Principal Occupation During Past Five Years

Hope L. Brown 1973	Chief Compliance Officer	2014
Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

Maureen A. Gemma(2) 1960	Secretary, Vice President and Chief Legal Officer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

James F. Kirchner(2) 1967	Treasurer	2016
Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of EVM and certain of its affiliates and officer of 174 registered investment companies advised or administered by EVM.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

(2)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

40 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND ANNUAL REPORT (Unaudited) 41

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CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Independent Registered Public Accounting Firm KPMG LLP 1601 Market Street Philadelphia, PA 19103-2499
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call the Calvert funds at 800-368-2745.
Printed on recycled paper.

24195 9.30.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make immaterial changes. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Directors has determined that Miles D. Harper III, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2017 and September 30, 2018 by KPMG for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by KPMG during such periods.

Fiscal Years Ended	9/30/17	%*	9/30/18	%*

Audit Fees	$98,315	0%	$101,640	0%

Audit-Related Fees	$0	0%	$0	0%

Tax Fees(1)	$22,500	0%	$24,250	0%

All Other Fees	$0	0%	$0	0%

Total	$120,815	0%	$125,890	0%
*Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(1)
Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/17		Fiscal Year ended 9/30/18
$	%*	$	%*

$67,500	0%	$24,250	0%

*Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)    Treasurer’s Section 302 certification.
(a)(2)(ii)    President’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.

By:    /s/ John H. Streur
John H. Streur
President

Date:    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    November 26, 2018

By:    /s/ John H. Streur
John H. Streur
President

Date:    November 26, 2018